                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-8532
                                    --------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:           816-531-5575
                                                    ----------------------------

Date of fiscal year end:     11-30-2003
                          ------------------------------------------------------

Date of reporting period:     8-31-2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.tm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: CONSERVATIVE FUND
AUGUST 31, 2004
[american century logo and text logo]

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 43.5%
AEROSPACE & DEFENSE - 0.5%
            31,440  Boeing Co.                                      $  1,641,797
             4,800  Honeywell International Inc.                         172,704
             4,600  L-3 Communications
                    Holdings, Inc.                                       288,144
             8,100  Raytheon Company                                     281,313
            10,900  Rockwell Collins                                     374,851
             4,900  United Technologies Corp.                            460,159
                                                                 ---------------
                                                                       3,218,968
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
            13,500  CNF Inc.                                             553,770
            10,300  Expeditors International of
                    Washington, Inc.                                     502,434
               585  FedEx Corporation                                     47,964
             6,600  Ryder System, Inc.                                   289,146
             5,029  United Parcel Service, Inc. Cl B                     367,368
            21,000  Yamato Transport Co. Ltd. ORD                        321,299
                                                                 ---------------
                                                                       2,081,981
                                                                 ---------------
AIRLINES(1)
             5,062  Southwest Airlines Co.                                75,019
                                                                 ---------------
AUTO COMPONENTS - 0.4%
             6,552  Autoliv Inc. SDR                                     273,601
             4,200  Autoliv, Inc.                                        177,450
            10,640  Continental AG ORD                                   552,957
            12,000  Cooper Tire & Rubber                                 271,680
            30,982  Goodyear Tire & Rubber
                    Co. (The)(2)                                         340,182
             7,100  Lear Corporation                                     382,548
            10,900  Superior Industries
                    International, Inc.                                  345,530
            16,775  TRW Automotive Holdings
                    Corp.(2)                                             326,609
                                                                 ---------------
                                                                       2,670,557
                                                                 ---------------
AUTOMOBILES - 0.6%
            71,326  Ford Motor Company                                 1,006,409
             9,000  General Motors Corp.                                 371,790
            13,500  Harley-Davidson, Inc.                                823,770
             3,600  Toyota Motor Corp. ADR                               285,084
            23,400  Toyota Motor Corp. ORD                               927,243
            17,600  Yamaha Motor Co. Ltd. ORD                            261,369
                                                                 ---------------
                                                                       3,675,665
                                                                 ---------------
BEVERAGES - 0.7%
            10,334  Adolph Coors Company Cl B                            707,776
             8,700  Anheuser-Busch Companies, Inc.                       459,360
            16,681  Coca-Cola Enterprises                                344,463
            34,800  Diageo plc ORD                                       429,143
            31,407  Pepsi Bottling Group Inc.                            841,393

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            15,200  PepsiCo, Inc.                                        760,000
             3,910  Pernod-Ricard SA ORD                                 484,176
                                                                 ---------------
                                                                       4,026,311
                                                                 ---------------
BIOTECHNOLOGY - 0.2%
            14,079  Amgen Inc.(2)                                        834,744
             4,800  Celgene Corp.(2)                                     272,400
             4,500  Neurocrine Biosciences Inc.(2)                       223,965
                                                                 ---------------
                                                                       1,331,109
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
             3,700  American Standard
                    Companies Inc.(2)                                    139,157
            10,000  Daikin Industries Ltd. ORD                           261,420
            25,000  Toto Ltd. ORD                                        247,890
                                                                 ---------------
                                                                         648,467
                                                                 ---------------
CAPITAL MARKETS - 1.1%
               152  Affiliated Managers Group Inc.(2)                      7,456
             4,400  American Capital Strategies Ltd.                     137,280
            33,324  Edwards (A.G.), Inc.                               1,159,009
             4,891  Goldman Sachs Group, Inc. (The)                      438,478
            26,087  Man Group plc ORD                                    622,685
            29,700  Merrill Lynch & Co., Inc.                          1,516,779
            33,255  Morgan Stanley                                     1,687,026
             9,300  Northern Trust Corp.                                 400,365
             1,408  Raymond James Financial, Inc.                         34,102
             9,735  UBS AG ORD                                           653,438
                                                                 ---------------
                                                                       6,656,618
                                                                 ---------------
CHEMICALS - 0.6%
             2,700  Air Products & Chemicals, Inc.                       141,426
             4,200  Ecolab Inc.                                          125,664
             6,803  Georgia Gulf Corporation                             258,174
             6,190  Minerals Technologies Inc.                           347,692
            27,604  Monsanto Co.                                       1,010,307
            13,300  PPG Industries, Inc.                                 794,941
             6,300  Rohm and Haas Co.                                    255,339
           112,000  Toray Industries Inc. ORD                            532,159
                                                                 ---------------
                                                                       3,465,702
                                                                 ---------------
COMMERCIAL BANKS - 3.7%
            31,250  Anglo Irish Bank Corporation ORD                     521,799
           109,544  Bank of America Corp.                              4,927,288
            62,000  Bank of Yokohama Ltd.
                    (The) ORD                                            369,657
             6,000  BB&T Corporation                                     239,940
             8,104  Comerica Inc.                                        487,456
            18,070  Commonwealth Bank of
                    Australia ORD                                        385,465
            28,830  Credit Agricole SA ORD                               727,357
            12,100  East West BanCorp, Inc.                              438,383
            22,870  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                    872,176
            17,400  KeyCorp                                              545,490

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             6,800  Marshall & Ilsley Corp.                              272,544
                50  Mitsubishi Tokyo Financial
                    Group, Inc. ORD                                      451,752
            44,509  National City Corp.                                1,681,995
             8,595  North Fork Bancorporation, Inc.                      360,474
            13,900  PNC Financial Services Group                         746,013
            25,260  Royal Bank of Scotland Group
                    plc ORD                                              705,031
             7,690  Societe Generale Cl A ORD                            657,955
               106  Sumitomo Mitsui Financial
                    Group Inc. ORD                                       642,689
            23,700  SunTrust Banks, Inc.                               1,613,970
            10,400  TCF Financial Corp.                                  662,272
            32,800  U.S. Bancorp                                         967,600
            40,304  Wachovia Corp.                                     1,890,661
            30,128  Wells Fargo & Co.                                  1,770,020
             7,600  Zions Bancorporation                                 473,328
                                                                 ---------------
                                                                      22,411,315
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            21,473  Cendant Corporation                                  464,461
            32,976  Copart Inc.(2)                                       716,239
            25,080  Equifax Inc.                                         611,952
             9,700  Monster Worldwide Inc.(2)                            196,231
               170  Pitney Bowes, Inc.                                     7,405
            13,600  R. R. Donnelley & Sons Company                       417,928
            33,800  Republic Services, Inc. Cl A                         944,710
            36,898  Waste Management, Inc.                             1,025,395
                                                                 ---------------
                                                                       4,384,321
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.9%
             4,107  Aspect Communications
                    Corporation(2)                                        35,156
            86,880  Cisco Systems Inc.(2)                              1,629,870
             6,746  Juniper Networks, Inc.(2)                            154,416
            77,115  Motorola, Inc.                                     1,245,407
            35,500  Nokia Oyj ADR                                        421,740
            32,700  QUALCOMM Inc.                                      1,244,235
             4,660  Research In Motion Ltd.(2)                           280,625
           140,520  Telefonaktiebolaget LM Ericsson
                    B Shares ORD(2)                                      378,694
                                                                 ---------------
                                                                       5,390,143
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.9%
            22,615  Dell Inc.(2)                                         787,907
            82,064  Hewlett-Packard Co.                                1,468,125
            29,613  International Business
                    Machines Corp.                                     2,507,924
             3,600  PalmOne Inc.(2)                                      117,540
            32,900  Seagate Technology                                   359,597
             1,166  Storage Technology Corp.(2)                           28,276
                                                                 ---------------
                                                                       5,269,369
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.2%
            21,736  ACS, Actividades de Construccion
                    y Servicios, SA ORD                                  370,886
            10,360  Grupo Ferrovial SA ORD                               475,272

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             4,680  Vinci SA ORD                                         501,094
                                                                 ---------------
                                                                       1,347,252
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
             4,640  Lafarge SA ORD                                       398,411
            29,800  Martin Marietta Materials, Inc.                    1,340,702
                                                                 ---------------
                                                                       1,739,113
                                                                 ---------------
CONSUMER FINANCE - 0.5%
             4,200  Aiful Corp. ORD                                      421,849
            17,913  American Express Co.                                 896,008
             5,976  AmeriCredit Corporation(2)                           124,958
            16,503  Capital One Financial Corp.                        1,118,244
             6,449  CompuCredit Corp.(2)                                 121,306
             4,300  ORIX Corporation ORD                                 442,937
             1,598  WFS Financial Inc.(2)                                 72,501
                                                                 ---------------
                                                                       3,197,803
                                                                 ---------------
CONTAINERS & PACKAGING(1)
             8,800  Packaging Corp. of America                           201,520
                                                                 ---------------
DISTRIBUTORS(1)
           160,000  Li & Fung Limited ORD                                205,128
                                                                 ---------------
DIVERSIFIED - 0.4%
             1,900  iShares Russell 1000 Growth
                    Index Fund                                            85,310
            20,923  Standard and Poor's 500
                    Depositary Receipt                                 2,325,173
                                                                 ---------------
                                                                       2,410,483
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
             3,000  Chicago Mercantile Exchange                          399,390
            86,558  Citigroup Inc.                                     4,031,872
            33,030  ING Groep N.V. ORD                                   807,152
             1,058  Instinet Group Inc.(2)                                 5,227
            66,049  J.P. Morgan Chase & Co.                            2,614,219
                                                                 ---------------
                                                                       7,857,860
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
            12,180  ALLTEL Corp.                                         665,637
            26,374  AT&T Corp.                                           389,808
            47,107  BellSouth Corp.                                    1,260,583
             4,554  CenturyTel Inc.                                      146,593
             5,600  Commonwealth Telephone
                    Enterprise Inc.(2)                                   243,320
            15,460  Deutsche Telekom ORD(2)                              270,015
            50,565  SBC Communications Inc.                            1,304,071
            68,235  Sprint Corp.                                       1,342,865
            60,050  Telefonica SA ORD                                    854,847
            45,860  Telenor ASA ORD                                      332,048

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            44,547  Verizon Communications                             1,748,470
                                                                 ---------------
                                                                       8,558,257
                                                                 ---------------
ELECTRIC UTILITIES - 1.1%
             5,200  Ameren Corp.                                         243,308
            39,245  CenterPoint Energy, Inc.                             429,340
            15,224  Edison International                                 409,221
            31,400  Exelon Corporation                                 1,157,090
            17,121  FirstEnergy Corp.                                    688,949
            11,400  FPL Group, Inc.                                      788,880
               782  PG&E Corp.(2)                                         22,827
            15,800  PPL Corporation                                      755,714
             4,600  Southern Co.                                         139,610
           241,662  Terna SpA ORD(2)                                     543,422
            28,336  TXU Corp.                                          1,179,628
            10,600  Wisconsin Energy Corp.                               347,150
                                                                 ---------------
                                                                       6,705,139
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
            57,178  ABB Limited ORD(2)                                   324,122
            18,800  American Power Conversion Corp.                      315,840
            15,600  Emerson Electric Co.                                 971,100
            31,900  Gamesa ORD                                           451,394
            10,800  Rockwell Automation Inc.                             421,200
             8,510  Schneider SA ORD                                     533,639
                                                                 ---------------
                                                                       3,017,295
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
            13,700  Amphenol Corp. Cl A(2)                               411,822
             4,539  Anixter International Inc.                           160,091
            12,510  Arrow Electronics, Inc.(2)                           270,716
            53,500  AVX Corp.                                            619,530
             8,900  Hoya Corp. ORD                                       861,263
            17,000  Omron Corp. ORD                                      366,447
                                                                 ---------------
                                                                       2,689,869
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
             1,744  Baker Hughes Inc.                                     68,592
             5,800  BJ Services Co.(2)                                   278,690
             7,400  Lone Star Technologies, Inc.(2)                      227,328
             4,444  Schlumberger Ltd.                                    274,639
             5,000  Smith International, Inc.(2)                         284,900
                                                                 ---------------
                                                                       1,134,149
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
             2,007  7-Eleven Inc.(2)                                      38,775
             1,599  Costco Wholesale Corporation                          65,831
            16,800  CVS Corp.                                            672,000
            13,700  Ito-Yokado Co., Ltd. ORD                             507,687
            27,300  Kroger Co. (The)(2)                                  451,269
             9,230  Metro AG ORD                                         429,169

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            16,544  Shoppers Drug Mart
                    Corporation ORD(2)                                   428,438
            25,150  Supervalu Inc.                                       662,954
           187,900  Tesco plc ORD                                        901,764
             8,400  Wal-Mart Stores, Inc.                                442,428
             1,800  Whole Foods Market, Inc.                             139,914
                                                                 ---------------
                                                                       4,740,229
                                                                 ---------------
FOOD PRODUCTS - 1.1%
            58,810  Cadbury Schweppes plc ORD                            472,698
            18,200  Campbell Soup Company                                472,472
            11,206  Corn Products International Inc.                     517,157
            14,900  H.J. Heinz Company                                   564,859
            42,200  Kraft Foods Inc.                                   1,320,016
             5,600  McCormick & Company, Inc.                            187,880
             1,410  Nestle SA ORD                                        333,870
            15,730  Royal Numico N.V. ORD(2)                             495,397
            20,300  Sara Lee Corp.                                       449,239
            48,807  Tyson Foods, Inc. Cl A                               804,339
            22,400  Unilever N.V. New York Shares                      1,345,344
                                                                 ---------------
                                                                       6,963,271
                                                                 ---------------
GAS UTILITIES - 0.3%
            23,500  AGL Resources Inc.                                   716,515
            21,100  NiSource Inc.                                        438,880
            18,500  WGL Holdings Inc.                                    530,025
                                                                 ---------------
                                                                       1,685,420
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
            10,900  Advanced Medical Optics Inc.(2)                      405,698
             6,790  Alcon, Inc.                                          508,164
            12,300  Bard (C.R.), Inc.                                    690,030
            28,600  Baxter International, Inc.                           873,444
             6,100  Beckman Coulter Inc.                                 340,319
            19,926  Becton Dickinson & Co.                               958,839
            28,732  Boston Scientific Corp.(2)                         1,026,594
             5,200  Cie Generale D'Optique Essilor
                    International SA ORD                                 319,423
             5,300  Cooper Companies, Inc. (The)                         307,135
            14,728  Fisher Scientific International(2)                   839,054
             6,100  Guidant Corp.                                        364,780
            22,247  Hospira Inc.(2)                                      616,242
            16,500  Medtronic, Inc.                                      820,875
            12,300  Mentor Corp.                                         432,714
           116,590  Smith & Nephew plc ORD                             1,051,758
             3,650  Synthes, Inc. ORD                                    391,015
             3,400  Waters Corp.(2)                                      147,254
                                                                 ---------------
                                                                      10,093,338
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.0%
             6,900  Aetna Inc.                                           639,285
            24,118  AmerisourceBergen Corp.                            1,304,784
               912  Cardinal Health, Inc.                                 41,222
            19,844  CIGNA Corp.                                        1,320,817

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             8,744  Coventry Health Care Inc.(2)                         444,020
             4,010  Fresenius Medical Care AG ORD                        292,852
            27,600  HCA Inc.                                           1,071,156
             3,800  Humana Inc.(2)                                        72,200
            15,700  Universal Health Services,
                    Inc. Cl B                                            707,285
                                                                 ---------------
                                                                       5,893,621
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            17,600  Brinker International, Inc.(2)                       535,920
            14,100  Carnival Corporation                                 645,639
             4,140  CKE Restaurants, Inc.(2)                              49,556
            17,600  Darden Restaurants, Inc.                             369,776
            44,000  Enterprise Inns plc ORD                              434,235
             8,000  Harrah's Entertainment, Inc.                         385,520
             4,232  Jack in the Box Inc.(2)                              119,512
            71,354  McDonald's Corporation                             1,927,984
            18,000  Outback Steakhouse, Inc.                             704,520
             3,400  Royal Caribbean Cruises Ltd.                         140,420
             3,800  Speedway Motorsports Inc.                            122,626
            10,200  Station Casinos Inc.                                 469,200
                                                                 ---------------
                                                                       5,904,908
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
            18,443  Black & Decker Corporation                         1,271,276
            24,000  Casio Computer Co., Ltd. ORD                         314,584
             3,800  Garmin Ltd.                                          147,858
            21,000  Matsushita Electric Industrial
                    Co., Ltd. ORD                                        283,352
            30,000  Newell Rubbermaid Inc.                               645,900
             1,511  NVR, Inc.(2)                                         758,900
            33,000  Sharp Corp. ORD                                      463,126
             6,200  Snap-on Incorporated                                 196,974
             1,487  Stanley Works (The)                                   64,328
            12,188  Whirlpool Corp.                                      745,174
                                                                 ---------------
                                                                       4,891,472
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
             4,800  Clorox Company                                       253,632
               770  Energizer Holdings, Inc.(2)                           31,832
            23,700  Kimberly-Clark Corp.                               1,580,790
            20,700  Procter & Gamble Co. (The)                         1,158,579
            36,552  Reckitt Benckiser plc ORD                            962,828
                                                                 ---------------
                                                                       3,987,661
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
             2,076  3M Co.                                               170,979
            53,800  General Electric Co.                               1,764,102
            18,500  Textron Inc.                                       1,174,565
            64,394  Tyco International Ltd.                            2,016,820
                                                                 ---------------
                                                                       5,126,466
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
INSURANCE - 2.1%
            14,514  Ace, Ltd.                                            559,515
            20,300  Allstate Corp.                                       958,363
            29,818  American International
                    Group, Inc.                                        2,124,235
            35,189  Axa ORD                                              720,095
            17,656  Berkley (W.R.) Corp.                                 712,949
            12,200  Chubb Corp.                                          829,722
            12,600  Hartford Financial Services
                    Group Inc. (The)                                     770,616
            18,600  Horace Mann Educators Corp.                          315,642
             9,800  Jefferson-Pilot Corp.                                469,420
           353,930  Legal & General Group plc ORD                        635,368
            12,900  Loews Corp.                                          732,720
            39,700  Marsh & McLennan Companies
                    Inc.                                               1,774,193
            34,000  MetLife, Inc.                                      1,266,500
               947  Nationwide Financial Services
                    Inc.                                                  32,946
            48,060  QBE Insurance Group Limited
                    ORD                                                  429,432
               460  St. Paul Travelers Companies,
                    Inc. (The)                                            15,957
            10,100  Torchmark Corp.                                      519,948
             3,889  UICI                                                 108,153
                                                                 ---------------
                                                                      12,975,774
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
             3,800  eBay Inc.(2)                                         328,852
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
            58,783  Earthlink Inc.(2)                                    588,418
            16,676  United Online, Inc.(2)                               159,756
            13,500  VeriSign, Inc.(2)                                    234,360
             3,700  Websense Inc.(2)                                     141,895
                11  Yahoo Japan Corporation ORD(2)                       105,944
            18,592  Yahoo! Inc.(2)                                       530,058
                                                                 ---------------
                                                                       1,760,431
                                                                 ---------------
IT SERVICES - 0.7%
            24,368  Accenture Ltd. Cl A(2)                               636,005
             8,954  Acxiom Corp.                                         201,196
               151  CACI International Inc.(2)                             7,352
             4,300  Certegy Inc.                                         165,034
            26,649  Computer Sciences Corp.(2)                         1,235,181
            10,644  DST Systems, Inc.(2)                                 481,535
            21,800  Electronic Data Systems Corp.                        418,996
            12,200  First Data Corp.                                     515,450
            11,100  Fiserv, Inc.(2)                                      386,058
             7,912  Sabre Holdings Corp.                                 181,976
                                                                 ---------------
                                                                       4,228,783
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            34,182  Eastman Kodak Co.                                  1,011,104
            16,100  Mattel, Inc.                                         259,049
                                                                 ---------------
                                                                       1,270,153
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
MACHINERY - 0.6%
             8,396  Cummins Inc.                                         564,967
            19,838  Dover Corp.                                          748,487
             6,600  Eaton Corp.                                          398,310
             3,200  Illinois Tool Works Inc.                             292,128
             9,000  Ingersoll-Rand Company                               585,090
             8,000  Parker-Hannifin Corp.                                434,960
             5,191  Pentair, Inc.                                        172,549
             4,100  Terex Corp.(2)                                       148,133
            14,760  Volvo AB Cl B ORD                                    505,095
                                                                 ---------------
                                                                       3,849,719
                                                                 ---------------
MARINE(1)
                40  AP Moller - Maersk AS ORD                            271,302
                                                                 ---------------
MEDIA - 1.4%
             5,452  ADVO, Inc.                                           161,270
            48,448  Disney (Walt) Co.                                  1,087,658
            14,300  Dow Jones & Co. Inc.                                 587,015
             8,700  Gannett Co., Inc.                                    736,890
             3,619  McGraw-Hill Companies,
                    Inc. (The)                                           274,067
            24,000  New York Times Co. (The) Cl A                        974,880
            50,510  Pearson plc ORD                                      564,551
             1,800  Pixar(2)                                             139,896
             8,419  Regal Entertainment Group                            155,078
           116,935  Time Warner Inc.(2)                                1,911,888
            15,000  Univision Communications
                    Inc. Cl A(2)                                         495,000
            12,300  Valassis Communications, Inc.(2)                     347,598
             3,969  Viacom, Inc. Cl B                                    132,207
            31,360  Vivendi Universal SA ORD(2)                          775,133
             8,600  XM Satellite Radio Holdings
                    Inc.(2)                                              236,242
                                                                 ---------------
                                                                       8,579,373
                                                                 ---------------
METALS & MINING - 0.5%
            18,500  Alcoa Inc.                                           599,030
            84,110  BHP Billiton Limited ORD                             780,068
             4,200  Inco Ltd.(2)                                         143,388
            13,557  Nucor Corp.                                        1,061,377
             3,805  Phelps Dodge Corp.                                   310,336
                                                                 ---------------
                                                                       2,894,199
                                                                 ---------------
MULTILINE RETAIL - 0.8%
            12,500  Dollar General Corp.                                 246,250
            21,716  Federated Department Stores, Inc.                    942,474
            19,500  J.C. Penney Co. Inc. Holding
                    Company                                              747,240
             6,200  Kohl's Corp.(2)                                      306,776
            44,352  May Department Stores Co. (The)                    1,087,068
            23,930  Next plc ORD                                         642,437
            10,400  Sears, Roebuck & Co.                                 398,112

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            15,300  Target Corporation                                   682,074
                                                                 ---------------
                                                                       5,052,431
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            11,000  Canon, Inc. ORD                                      526,692
             2,679  Xerox Corp.(2)                                        35,979
             3,713  Zebra Technologies Corp. Cl A(2)                     212,198
                                                                 ---------------
                                                                         774,869
                                                                 ---------------
OIL & GAS - 3.2%
             9,500  Apache Corp.                                         424,555
            10,200  BP plc ADR                                           547,740
           166,370  BP plc ORD                                         1,479,062
            26,280  ChevronTexaco Corp.                                2,562,300
            15,358  ConocoPhillips                                     1,143,096
            12,880  EnCana Corp. ORD                                     526,423
             3,313  EOG Resources Inc.                                   191,392
           110,285  Exxon Mobil Corp.                                  5,084,139
             2,800  Murphy Oil Corp.                                     211,428
             8,740  Norsk Hydro ASA ORD                                  546,409
             9,000  Occidental Petroleum Corp.                           464,850
            12,720  Repsol YPF SA ORD                                    263,553
            57,700  Royal Dutch Petroleum Co.
                    New York Shares                                    2,924,813
             8,731  Sunoco, Inc.                                         536,957
             4,000  Teekay Shipping Corp.                                140,200
             7,700  Total SA Cl B ORD                                  1,502,500
             1,848  Valero Energy Corp.                                  122,023
            12,326  Western Gas Resources Inc.                           344,142
            11,900  Williams Companies, Inc. (The)                       141,491
            10,078  XTO Energy Inc.                                      282,587
                                                                 ---------------
                                                                      19,439,660
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
            10,024  Georgia-Pacific Corp.                                340,616
            19,132  Louisiana-Pacific Corp.                              471,795
            12,269  Potlatch Corp.                                       526,340
            12,400  Weyerhaeuser Co.                                     775,124
                                                                 ---------------
                                                                       2,113,875
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
             3,800  Alberto-Culver Company Cl B                          183,502
               952  Estee Lauder Companies,
                    Inc. Cl A                                             41,840
            36,710  Gillette Company                                   1,560,175
             7,962  Nu Skin Enterprises Inc., Cl A                       205,579
                                                                 ---------------
                                                                       1,991,096
                                                                 ---------------
PHARMACEUTICALS - 2.6%
            34,600  Abbott Laboratories                                1,442,474
             7,750  AstraZeneca plc ORD                                  357,254
            59,400  Bristol-Myers Squibb Co.                           1,409,562
            27,998  Chugai Pharmaceutical Co.
                    Ltd. ORD                                             413,473

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             3,900  Eli Lilly and Company                                247,455
            57,883  Johnson & Johnson                                  3,363,001
            50,948  Merck & Co., Inc.                                  2,291,132
            35,035  Novartis AG ORD                                    1,621,773
            72,251  Pfizer, Inc.                                       2,360,440
            19,817  Roche Holding AG ORD                               1,923,182
             7,650  Salix Pharmaceuticals Ltd.(2)                        178,934
             6,600  Schering-Plough Corp.                                121,836
            22,500  Watson Pharmaceuticals, Inc.(2)                      619,650
                                                                 ---------------
                                                                      16,350,166
                                                                 ---------------
REAL ESTATE(1)
             2,500  Boston Properties Inc.                               138,700
               555  Host Marriott Corp.(2)                                 7,409
             2,502  Plum Creek Timber Co. Inc. REIT                       82,666
                                                                 ---------------
                                                                         228,775
                                                                 ---------------
ROAD & RAIL - 0.4%
             4,055  Burlington Northern Santa
                    Fe Corp.                                             145,169
             3,200  Canadian National Railway Co.                        145,824
             5,200  Norfolk Southern Corp.                               147,680
            29,985  Union Pacific Corp.                                1,712,443
            13,100  Yellow Roadway Corp.(2)                              537,624
                                                                 ---------------
                                                                       2,688,740
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
            15,000  Altera Corp.(2)                                      283,800
             9,800  Applied Materials, Inc.(2)                           155,722
            99,668  Intel Corp.                                        2,121,932
            10,100  Linear Technology Corp.                              361,277
            17,267  Teradyne, Inc.(2)                                    222,226
                                                                 ---------------
                                                                       3,144,957
                                                                 ---------------
SOFTWARE - 1.2%
            12,490  Amdocs Ltd.(2)                                       251,049
            25,500  Computer Associates
                    International, Inc.                                  617,610
           103,882  Microsoft Corporation                              2,835,979
             1,317  NAVTEQ Corp.(2)                                       43,303
            15,750  Novell, Inc.(2)                                       92,925
            46,924  Oracle Corp.(2)                                      467,832
            18,103  Reynolds & Reynolds Co. Cl A                         444,791
            11,700  SAP AG ADR                                           426,582
             4,900  SAP AG ORD                                           715,161
            12,300  Symantec Corp.(2)                                    589,908
            39,400  Synopsys, Inc.(2)                                    628,824
                                                                 ---------------
                                                                       7,113,964
                                                                 ---------------
SPECIALTY RETAIL - 0.6%
            14,200  American Eagle Outfitters, Inc.(2)                   472,860
            11,045  Barnes & Noble Inc.(2)                               381,715
            23,551  Blockbuster Inc.                                     189,115

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             3,853  Claire's Stores Inc.                                  93,782
            86,000  Esprit Holdings Limited ORD                          414,564
             6,800  Fast Retailing Company
                    Limited ORD                                          492,753
            14,397  Gap, Inc. (The)                                      269,800
               478  Home Depot, Inc.                                      17,476
            22,200  Limited Brands                                       445,776
             4,915  Rent-A-Center Inc.(2)                                147,942
             2,600  Ross Stores, Inc.                                     54,990
            14,992  Sherwin-Williams Co.                                 619,169
             9,800  Urban Outfitters Inc.(2)                             297,430
                                                                 ---------------
                                                                       3,897,372
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
             1,960  Adidas-Salomon AG ORD                                252,334
             3,700  Coach Inc.(2)                                        155,955
            11,850  Compagnie Financiere
                    Richemont AG A Shares ORD                            303,077
             3,699  Jones Apparel Group, Inc.                            132,017
            27,300  Liz Claiborne, Inc.                                1,039,312
             5,900  NIKE, Inc. Cl B                                      444,329
             2,540  Puma AG Rudolf Dassler
                    Sport ORD                                            621,379
             7,200  Reebok International Ltd.                            244,584
             8,700  VF Corp.                                             429,258
                                                                 ---------------
                                                                       3,622,245
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.1%
            29,080  Countrywide Financial
                    Corporation                                        1,033,794
            52,400  Freddie Mac                                        3,517,087
            11,800  MGIC Investment Corp.                                805,586
             4,298  New Century Financial Corp.                          230,545
            24,471  W Holding Company, Inc.                              434,116
            23,500  Washington Mutual, Inc.                              912,505
                                                                 ---------------
                                                                       6,933,633
                                                                 ---------------
TOBACCO - 0.2%
            18,900  Altria Group Inc.                                    925,155
             8,114  Reynolds American Inc.                               612,607
                                                                 ---------------
                                                                       1,537,762
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
             6,100  Fastenal Company                                     382,958
            90,000  Mitsui & Co. Ltd. ORD                                734,728
            11,624  MSC Industrial Direct Co.                            361,158
            19,950  Wolseley plc ORD                                     305,407
                                                                 ---------------
                                                                       1,784,251
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.1%
            19,380  Abertis Infraestructuras SA ORD                      349,109
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
            21,288  Alamosa Holdings Inc.(2)                             174,562

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           180,405  mmO2 plc ORD(2)                                      292,124
            10,777  Nextel Communications, Inc.(2)                       249,919
            19,600  NII Holdings Inc. Cl B(2)                            718,340
            18,700  Vodafone Group plc ADR                               428,230
                                                                 ---------------
                                                                       1,863,175
                                                                 ---------------
TOTAL COMMON STOCKS                                                  268,700,465
(Cost $237,934,560)                                              ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) - 13.3%
       $11,000,000  FHLMC, 5.00%, settlement date
                    9/20/04(4)                                      $ 11,202,817
         9,000,000  FHLMC, 6.00%, settlement date
                    10/14/04(4)                                        9,278,441
            35,828  FHLMC, 6.50%, 12/1/12                                 38,159
           195,871  FHLMC, 7.00%, 6/1/14                                 207,802
           217,458  FHLMC, 6.50%, 6/1/16                                 231,238
         4,016,015  FHLMC, 4.50%, 1/1/19                               4,024,440
            55,256  FHLMC, 8.00%, 7/1/30                                  59,987
           277,327  FHLMC, 6.50%, 5/1/31                                 292,519
         1,396,573  FHLMC, 5.50%, 12/1/33                              1,422,618
         6,000,000  FNMA, 5.50%, settlement date
                    9/15/04(4)                                         6,093,750
         2,850,000  FNMA, 5.00%, settlement date
                    9/20/04(4)                                         2,903,438
         7,480,000  FNMA, 5.50%, settlement date
                    9/20/04(4)                                         7,744,133
        10,812,300  FNMA, 6.00%, settlement date
                    10/14/04(4)                                       11,160,325
         3,750,000  FNMA, 6.50%, settlement date
                    10/14/04(4)                                        3,928,125
             3,504  FNMA, 6.50%, 4/1/11                                    3,730
            73,234  FNMA, 6.50%, 5/1/11                                   77,962
            21,092  FNMA, 6.50%, 5/1/11                                   22,454
            27,415  FNMA, 6.50%, 5/1/11                                   29,185
            12,736  FNMA, 6.50%, 2/1/12                                   13,557
            32,138  FNMA, 6.50%, 4/1/12                                   34,209
            57,985  FNMA, 6.50%, 5/1/12                                   61,721
           168,764  FNMA, 6.00%, 4/1/14                                  177,732
            54,451  FNMA, 7.50%, 6/1/15                                   57,985
             5,148  FNMA, 7.00%, 6/1/26                                    5,517
            39,838  FNMA, 7.50%, 3/1/27                                   42,846
           120,186  FNMA, 6.50%, 6/1/29                                  126,683
            39,189  FNMA, 7.00%, 7/1/29                                   41,910
           231,436  FNMA, 7.00%, 7/1/29                                  247,664
           133,213  FNMA, 7.00%, 3/1/30                                  142,421
            26,396  FNMA, 7.00%, 5/1/30                                   28,207
           137,780  FNMA, 7.50%, 8/1/30                                  148,017
            75,018  FNMA, 7.50%, 9/1/30                                   80,591
           403,878  FNMA, 6.50%, 9/1/31                                  425,447
           215,839  FNMA, 7.00%, 9/1/31                                  230,601
           179,393  FNMA, 6.50%, 1/1/32                                  188,990
         1,313,965  FNMA, 7.00%, 6/1/32                                1,403,497
         2,707,261  FNMA, 5.50%, 6/1/33                                2,756,573
         6,133,339  FNMA, 5.50%, 8/1/33                                6,245,057
         1,276,664  FNMA, 5.50%, 9/1/33                                1,299,919
         6,879,560  FNMA, 5.50%, 1/1/34                                7,004,871
            26,799  GNMA, 7.00%, 1/15/24                                  28,780
            25,318  GNMA, 8.00%, 7/15/24                                  27,896
            10,460  GNMA, 8.50%, 7/20/24                                  11,480
            24,349  GNMA, 8.00%, 9/15/24                                  26,828
             5,750  GNMA, 8.75%, 3/15/25                                   6,408
            12,285  GNMA, 9.00%, 4/20/25                                  13,729

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            98,364  GNMA, 7.00%, 9/15/25                                 105,571
            12,482  GNMA, 7.50%, 10/15/25                                 13,516
            35,363  GNMA, 7.50%, 2/15/26                                  38,263
             9,778  GNMA, 6.00%, 4/15/26                                  10,203
            29,499  GNMA, 7.50%, 5/15/26                                  31,919
            12,471  GNMA, 8.00%, 5/15/26                                  13,697
           154,001  GNMA, 8.25%, 7/15/26                                 167,729
             7,413  GNMA, 9.00%, 8/20/26                                   8,264
            17,990  GNMA, 7.50%, 11/15/27                                 19,439
           300,909  GNMA, 7.00%, 12/15/27                                322,436
            12,200  GNMA, 6.50%, 2/15/28                                  12,912
            76,221  GNMA, 6.50%, 2/15/28                                  80,668
            44,740  GNMA, 6.50%, 2/15/28                                  47,351
            24,292  GNMA, 6.50%, 3/15/28                                  25,709
            43,452  GNMA, 6.50%, 3/15/28                                  45,987
            27,035  GNMA, 6.50%, 3/15/28                                  28,613
             7,681  GNMA, 6.50%, 4/15/28                                   8,129
           126,676  GNMA, 6.00%, 5/15/28                                 132,059
           124,925  GNMA, 6.00%, 7/15/28                                 130,233
           118,503  GNMA, 6.00%, 10/15/28                                123,538
           127,055  GNMA, 7.00%, 5/15/31                                 135,856
         1,222,055  GNMA, 5.50%, 11/15/32                              1,248,405
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES               82,350,756
(Cost $81,644,231)                                               ---------------

CORPORATE BONDS - 11.9%
AUTO COMPONENTS - 0.1%
           300,000  Lear Corp., 8.11%, 5/15/09                           348,490
           490,000  Lear Corp., 5.75%, 8/1/14
                    (Acquired 7/29/04, Cost
                    $489,010)(5)                                         506,617
                                                                 ---------------
                                                                         855,107
                                                                 ---------------
AUTOMOBILES - 0.3%
         1,900,000  DaimlerChrysler N.A. Holding
                    Corp., 7.30%, 1/15/12                              2,149,753
                                                                 ---------------
BEVERAGES - 0.2%
           700,000  Diageo Capital plc, 3.375%,
                    3/20/08                                              699,178
           700,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-
                    1/6/04, Cost $699,564)(5)                            712,772
                                                                 ---------------
                                                                       1,411,950
                                                                 ---------------
CAPITAL MARKETS - 0.6%
           800,000  Credit Suisse First Boston USA
                    Inc., VRN, 1.83%, 9/19/04, resets
                    quarterly off the 3-month LIBOR
                    plus 0.28% with no caps                              803,438
         1,400,000  Goldman Sachs Group Inc.,
                    5.25%, 10/15/13                                    1,424,677
           900,000  Merrill Lynch & Co., Inc., 2.07%,
                    6/12/06                                              899,036
           350,000  Morgan Stanley, 4.25%, 5/15/10                       349,814
                                                                 ---------------
                                                                       3,476,965
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.6%
         1,600,000  Bank of America Corp., 4.375%,
                    12/1/10                                            1,612,072
           800,000  US Bancorp, 2.75%, 3/30/06                           802,801
         1,150,000  Wachovia Corporation, 5.25%,
                    8/1/14                                             1,178,950
                                                                 ---------------
                                                                       3,593,823
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           450,000  Quebecor World Capital Corp.,
                    6.125%, 11/15/13                                     444,482
           350,000  RR Donnelley & Sons Co., 3.75%,
                    4/1/09 (Acquired 3/3/04, Cost
                    $349,482)(5)                                         344,708
                                                                 ---------------
                                                                         789,190
                                                                 ---------------
CONSUMER FINANCE - 0.4%
           500,000  American Express Centurion
                    Bank, 4.375%, 7/30/09                                512,041
         2,000,000  American Honda Finance Corp.,
                    VRN, 2.06%, 11/15/04, resets
                    quarterly off the 3-month LIBOR
                    plus 0.35% with no caps
                    (Acquired 10/30/03, Cost
                    $2,007,720)(5)                                     2,001,522
                                                                 ---------------
                                                                       2,513,563
                                                                 ---------------
DIVERSIFIED - 1.9%
            88,500  iShares GS $ InvesTop Corporate
                    Bond Fund(6)                                       9,897,840
         1,617,000  Morgan Stanley
                    TRACERS(reg.sm), 7.72%, 3/1/32
                    (Acquired 3/15/02-8/28/02,
                    Cost $1,714,489)(5)                                1,916,735
                                                                 ---------------
                                                                      11,814,575
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
           700,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       722,603
         1,800,000  Citigroup Inc., 7.25%, 10/1/10                     2,120,308
           750,000  Ford Motor Credit Co., 5.80%,
                    1/12/09                                              775,376
         1,500,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                           1,643,519
           600,000  Ford Motor Credit Co., 7.00%,
                    10/1/13                                              630,912
           800,000  JPMorgan Chase & Co., 6.75%,
                    2/1/11                                               895,454
                                                                 ---------------
                                                                       6,788,172
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
           800,000  Ameritech Capital Funding,
                    6.25%, 5/18/09                                       870,528
           725,000  British Telecommunications plc,
                    7.00%, 5/23/07                                       791,522
            79,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                        95,676
           300,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           305,721
           250,000  France Telecom, 8.75%, 3/1/11                        298,549
         1,350,000  Sprint Capital Corp., 8.375%,
                    3/15/12                                            1,629,192
           750,000  Verizon New England Inc.,
                    4.75%, 10/1/13                                       732,095
                                                                 ---------------
                                                                       4,723,283
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           550,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 595,018
           650,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        654,556
           600,000  Tampa Electric Co., 6.375%,
                    8/15/12                                              653,515

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           700,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                      705,817
                                                                 ---------------
                                                                       2,608,906
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           900,000  Safeway Inc., 6.50%, 3/1/11                          985,340
                                                                 ---------------
FOOD PRODUCTS - 0.2%
         1,000,000  Cadbury Schweppes US Finance
                    LLC, 5.125%, 10/1/13
                    (Acquired 9/22/03-10/8/03,
                    Cost $994,540)(5)                                  1,015,922
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           400,000  Beckman Coulter Inc.,
                    7.45%, 3/4/08                                        449,681
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
         1,200,000  Yum! Brands Inc.,
                    8.875%, 4/15/11                                    1,488,222
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
           500,000  Dial Corp., 7.00%, 8/15/06                           537,851
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
           570,000  General Electric Capital Corp.,
                    4.25%, 12/1/10                                       572,214
           800,000  General Electric Co.,
                    5.00%, 2/1/13                                        824,341
                                                                 ---------------
                                                                       1,396,555
                                                                 ---------------
INSURANCE - 0.5%
         1,050,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,047,942)(5)                                1,071,996
           800,000  American International Group
                    Inc., 4.25%, 5/15/13                                 771,542
           750,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                              790,154
           650,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $649,987)(5)                                    661,124
                                                                 ---------------
                                                                       3,294,816
                                                                 ---------------
MEDIA - 0.8%
           550,000  Comcast Cable Communications,
                    8.375%, 5/1/07                                       618,702
         1,400,000  Comcast Corp., 5.50%, 3/15/11                      1,457,481
           600,000  Continental Cablevision, 8.30%,
                    5/15/06                                              651,443
           300,000  News America Holdings, 7.75%,
                    1/20/24                                              350,660
         1,700,000  Walt Disney Company, 5.50%,
                    12/29/06                                           1,786,901
                                                                 ---------------
                                                                       4,865,187
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
           600,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      609,890
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           300,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07 (Acquired
                    7/13/04, Cost $299,601)(5)                           303,638

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           800,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09
                    (Acquired 7/13/04-7/15/04,
                    Cost $802,412)(5)                                    818,738
                                                                 ---------------
                                                                       1,122,376
                                                                 ---------------
OIL & GAS - 0.5%
           400,000  Anadarko Petroleum Corp.,
                    7.95%, 4/15/29                                       507,890
           750,000  Devon Energy Corp., 2.75%,
                    8/1/06                                               746,579
         1,050,000  Kinder Morgan Energy Partners
                    L.P., 5.00%, 12/15/13                              1,034,228
           700,000  XTO Energy Inc., 6.25%, 4/15/13                      760,348
                                                                 ---------------
                                                                       3,049,045
                                                                 ---------------
PHARMACEUTICALS - 0.1%
           350,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                       362,696
                                                                 ---------------
ROAD & RAIL - 0.3%
           850,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        895,343
           600,000  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                       727,591
                                                                 ---------------
                                                                       1,622,934
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.7%
        10,000,000  Fannie Mae, VRN, 1.34%,
                    9/11/04, resets quarterly off the
                    3-month LIBOR minus 0.09%
                    with no caps                                      10,000,070
           750,000  Washington Mutual Bank FA,
                    5.65%, 8/15/14                                       779,750
                                                                 ---------------
                                                                      10,779,820
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
           900,000  AT&T Wireless Services Inc.,
                    7.875%, 3/1/11                                     1,062,147
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 73,367,769
(Cost $71,967,389)                                               ---------------

U.S. TREASURY SECURITIES - 10.8%
         4,000,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21                                           5,478,440
         3,700,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23                                            4,299,086
         4,100,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31                                            4,366,504
         2,716,956  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                              2,773,738
        20,000,000  U.S. Treasury Notes, 2.00%,
                    8/31/05(7)                                        20,014,860
         6,250,000  U.S. Treasury Notes, 2.375%,
                    8/15/06                                            6,251,956
        20,000,000  U.S. Treasury Notes, 3.125%,
                    5/15/07(7)                                        20,248,439
         1,750,000  U.S. Treasury Notes, 4.00%,
                    6/15/09                                            1,805,577
         1,100,000  U.S. Treasury Notes, 4.75%,
                    5/15/14                                            1,154,786
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        66,393,386
(Cost $65,691,497)                                               ---------------

ASSET-BACKED SECURITIES(3) - 7.7%
           400,000  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $398,930)(5)                           399,500

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
         1,800,000  Ameriquest Mortgage Securities
                    Inc., Series 2004 R8, Class A2,
                    VRN, 1.69%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                            1,800,829
            78,272  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A, 7.14%,
                    11/25/33                                              78,141
           325,534  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                       324,685
           234,520  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired
                    6/24/04, Cost $234,520)(5)                           234,873
           160,922  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A SC,
                    4.55%, 4/25/34                                       160,822
           278,849  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A, 4.70%,
                    7/25/34                                              278,987
            85,450  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2003-1, Class N1, 6.90%,
                    7/26/33                                               85,475
           188,639  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2004 OPT4, Class N1, 4.45%,
                    5/26/34                                              188,639
           359,201  Bayview Financial Acquisition
                    Trust, Series 1998 B, Class M1,
                    VRN, 3.02%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 1.40% with a cap of 13.00%
                    (Acquired 6/13/03, Cost
                    $360,632)(5)                                         359,980
           388,454  Bayview Financial Acquisition
                    Trust, Series 2002 DA, Class M1,
                    VRN, 2.46%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.85% with no caps
                    (Acquired 9/19/03, Cost
                    $389,380)(5)                                         390,583
         4,000,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 1.66%, 9/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                      4,004,508
         1,437,805  Centex Home Equity, Series
                    2004 C, Class AF1, 2.82%,
                    9/1/04                                             1,439,774
           328,071  Chase Funding Mortgage Loan,
                    Series 2001-1, Class 2M2, VRN,
                    2.55%, 9/25/04, resets monthly
                    off the 1-month LIBOR plus
                    0.93% with no caps                                   329,302
           235,686  Countrywide Asset-Backed
                    Certificates, Series 2004 5N,
                    Class N1, 5.50%, 10/25/35                            235,686
           220,520  Finance America Non-
                    Improvement Trust, Series
                    2004-1, Class A, 5.25%, 6/27/34                      219,417
           281,663  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                       281,652
           450,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06                                             459,062
        11,400,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 1.64%, 9/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                     11,410,021
           262,916  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04,
                    Cost $262,916)(5)                                    262,660
           486,842  Household Mortgage Loan Trust,
                    Series 2002 HC1, Class M, VRN,
                    1.75%, 9/20/04, resets monthly
                    off the 1-month LIBOR plus
                    0.65% with no caps                                   487,786
         1,050,000  Long Beach Mortgage Loan
                    Trust, Series 2001-2, Class M2,
                    VRN, 2.57%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.95% with no caps                            1,049,834
           139,346  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired
                    5/18/04, Cost $139,339)(5)                           138,994
           121,719  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                       122,453
            43,534  Morgan Stanley ABS Capital I,
                    Series 2003 NC9N, Class X and P,

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
                    7.60%, 7/25/33 (Acquired
                    10/29/03, Cost $43,534)(5)                            43,728
           137,203  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and P,
                    6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $137,889)(5)                           137,384
           365,780  Novastar Non-Improvement Trust,
                    Series 2004 N2, Classes X, O,
                    and P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $365,780)(5)                           365,780
           600,000  Residential Asset Mortgage
                    Products, Inc., VRN, 2.16%,
                    9/25/04, resets monthly off the
                    1-month LIBOR plus 0.55% with
                    a cap of 14%                                         603,382
           340,000  Residential Asset Securities
                    Corp., Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       337,412
         6,457,373  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 1.75%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                            6,461,836
           281,869  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34                                       280,460
           324,329  Sharp SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost
                    $324,320)(5)                                         324,517
        10,150,000  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 1.68%,
                    10/25/04, resets quarterly off
                    the 3-month LIBOR minus 0.01%
                    with no caps                                      10,149,999
         3,900,000  WFS Financial Owner Trust,
                    Series 2004 3, Class A1 SEQ,
                    1.69%, 8/17/05                                     3,901,938
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         47,350,099
(Cost $47,304,599)                                               ---------------

COMMERCIAL PAPER(8) - 6.8%
         3,000,000  Amsterdam Funding Corp.,
                    1.41%, 9/3/04                                      2,999,613
         3,000,000  CDC Commercial Paper Corp.,
                    1.52%, 10/20/04                                    2,993,148
           800,000  Crown Point Capital Co., 1.20%,
                    10/6/04                                              798,721
         3,200,000  Dexia Delaware LLC, 1.55%,
                    10/1/04                                            3,195,638
         1,000,000  General Electric Capital Corp.,
                    1.21%, 9/3/04                                        999,871
         1,700,000  General Electric Capital Corp.,
                    1.40%, 9/14/04                                     1,698,975
         3,000,000  ING (US) Funding LLC, 1.45%,
                    9/21/04                                            2,997,267
         2,500,000  Legacy Capital Company LLC,
                    1.34%, 9/2/04                                      2,499,785
         3,000,000  Lexington Parker Capital, 1.57%,
                    10/18/04                                           2,993,448
         3,000,000  Marsh & McLennan Companies
                    Inc., 1.42%, 9/21/04                               2,997,267
         3,000,000  Old Line Funding Corp., 1.58%,
                    10/6/04                                            2,995,203
         3,000,000  Rabobank USA Financial Corp.,
                    1.39%, 9/13/04                                     2,998,320
         3,000,000  Rio Tinto America Inc., 1.51%,
                    9/3/04                                             2,999,613
         3,000,000  Societe Generale, 1.39%, 9/7/04                    2,999,097
         3,000,000  Thunder Bay Funding Inc.,
                    1.55%, 9/15/04                                     2,998,062
         3,000,000  Windmill Funding Corp., 1.46%,
                    9/30/04                                            2,996,049
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                42,160,077
(Cost $42,164,258)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 6.5%
         5,900,000  FHLMC, 2.375%, 2/15/07                             5,843,950
         6,580,000  FHLMC, 3.75%, 8/3/07                               6,641,898
         2,500,000  FHLMC, VRN, 1.50%, 10/21/04,
                    resets quarterly off the 3-month
                    LIBOR plus 0.07% with no caps                      2,496,330
         2,100,000  FNMA, 3.50%, 9/15/04                               2,101,392

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
         9,500,000  FNMA, 3.75%, 5/17/07                               9,576,086
         1,900,000  FNMA, 6.625%, 10/15/07                             2,101,140
        10,200,000  FNMA, 5.75%, 2/15/08                              11,051,904
           600,000  FNMA, 3.25%, 8/15/08                                 597,384
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               40,410,084
(Cost $40,238,733)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 3.3%
        17,642,489  Banc of America Commercial
                    Mortgage Inc. STRIPS - INTEREST,
                    Series 2004-1, Class XP, VRN,
                    0.99%, 9/1/04                                        574,598
         4,900,000  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    1.77%, 9/15/04 (Acquired
                    8/19/04, Cost $4,900,000)(5)                       4,900,000
        10,086,999  Commercial Mortgage
                    Acceptance Corp. STRIPS -
                    INTEREST, Series 1998 C2,
                    Class X, VRN, 1.17%, 9/1/04                          404,559
         2,950,000  Commercial Mortgage Pass-
                    Through Certificates, Series
                    2004 HTL1, Class A1, VRN,
                    1.84%, 9/15/04, resets monthly
                    off the 1-month LIBOR plus
                    0.24% with no caps (Acquired
                    7/14/04, Cost $2,950,000)(5)                       2,951,755
           318,970  First Union National Bank
                    Commercial Mortgage, Series
                    2001 C3, Class A1 SEQ, 5.20%,
                    8/15/33                                              326,475
         1,439,891  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 2.02%, 9/25/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with no caps                      1,442,749
           673,554  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        688,751
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                3,084,252
           476,938  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             491,112
            98,316  Morgan Stanley Capital I, Series
                    1998 WF1, Class A1 SEQ, 6.25%,
                    3/15/30                                               99,202
           322,679  Nationslink Funding Corp., Series
                    1998-2, Class A1 SEQ, 6.00%,
                    8/20/30                                              332,615
         2,000,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                      1,997,630
         3,100,000  Washington Mutual, Series 2004
                    AR9, Class A7, 4.28%, 8/25/34                      3,120,758
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             20,414,456
(Cost $20,289,609)                                               ---------------

MUNICIPAL SECURITIES - 0.9%
         3,000,000  Gulf Gate Apartments Rev.,
                    VRDN, 1.65%, 9/2/04 (Acquired
                    9/29/03-11/10/03, Cost
                    $3,000,000)(5)                                     3,000,000
         1,600,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,510,592
         1,180,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 1.60%, 9/1/04
                    (LOC: Keybank N.A.)                                1,180,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             5,690,592
(Cost $5,799,997)                                                ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 0.4%
         2,500,000  Canadian Imperial Bank of
                    Commerce New York, 1.59%,
                    10/15/04 (Acquired 6/14/04,
                    Cost $2,500,000)(5)                                2,499,710
                                                                 ---------------
(Cost $2,500,000)

ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS - 0.3%
         1,656,893  TR, 1.30%, 11/15/04(9)                             1,651,022
                                                                 ---------------
(Cost $1,652,539)

SOVEREIGN GOVERNMENTS & AGENCIES - 0.2%
         1,200,000  Province of Ontario, 3.50%,
                    9/17/07                                            1,212,730
                                                                 ---------------
(Cost $1,195,704)

TEMPORARY CASH INVESTMENTS - 2.7%
Repurchase Agreement, State Street Corp.,
(collateralized by various U.S. Treasury
obligations, 1.88% - 4.38%, 9/30/04 - 8/15/12,
valued at $16,806,997), in a joint trading
account at 1.50%, dated 8/31/04, due
9/1/04 (Delivery value $16,400,683)(7)                                16,400,000
                                                                 ---------------
(Cost $16,400,000)

TOTAL INVESTMENT SECURITIES - 108.3%                                 668,601,146
                                                                 ---------------
(Cost $634,783,116)
OTHER ASSETS AND LIABILITIES - (8.3)%                               (51,421,861)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $617,179,285
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
ORD = Foreign Ordinary Share
REIT = Real Estate Investment Trust
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TR = Treasury Receipts
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective August 31, 2004.
(1) Category is less than 0.05% of total investment securities.
(2) Non-income producing.
(3) Final maturity indicated, unless otherwise noted.
(4) Forward Commitment.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at August 31, 2004, was
    $25,363,236, which represented 4.1% of net assets.
(6) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.
(7) Security, or a portion thereof, has been segregated for Forward
    Commitments.
(8) The rate indicated is the yield to maturity at purchase.
(9) The rate indicates is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
1. FEDERAL TAX INFORMATION
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                     $641,059,447
                                                                 ---------------
Gross tax appreciation of investments                               $ 33,685,185
Gross tax depreciation of investments                                (6,143,486)
                                                                 ---------------
Net tax appreciation of investments                                 $ 27,541,699
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.tm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: MODERATE FUND
AUGUST 31, 2004
[american century logo and text logo]

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS - 61.3%
AEROSPACE & DEFENSE - 0.7%
           106,556  Boeing Co.                                      $  5,564,354
            10,100  Honeywell International Inc.                         363,398
            18,400  L-3 Communications
                    Holdings, Inc.                                     1,152,576
            17,000  Raytheon Company                                     590,410
            43,400  Rockwell Collins                                   1,492,526
            19,300  United Technologies Corp.                          1,812,463
                                                                 ---------------
                                                                      10,975,727
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
            53,800  CNF Inc.                                           2,206,876
            39,400  Expeditors International of
                    Washington, Inc.                                   1,921,932
             2,622  FedEx Corporation                                    214,978
            26,300  Ryder System, Inc.                                 1,152,203
            78,000  Transmile Group Bhd ORD                              143,684
            21,713  United Parcel Service, Inc. Cl B                   1,586,135
            54,000  Yamato Transport Co. Ltd. ORD                        826,197
                                                                 ---------------
                                                                       8,052,005
                                                                 ---------------
AIRLINES(1)
            21,891  Southwest Airlines Co.                               324,425
                                                                 ---------------
AUTO COMPONENTS - 0.5%
             37,700 AAPICO Hitech Public Company
                    Limited ORD                                           28,310
            19,758  Autoliv Inc. SDR                                     825,062
            16,700  Autoliv, Inc.                                        705,575
            27,700  Continental AG ORD                                 1,439,559
            47,500  Cooper Tire & Rubber                               1,075,400
           124,609  Goodyear Tire & Rubber
                    Co. (The)(2)                                       1,368,207
            14,700  Lear Corporation                                     792,036
            22,800  Superior Industries International,
                    Inc.                                                 722,760
            35,149  TRW Automotive Holdings
                    Corp.(2)                                             684,351
                                                                 ---------------
                                                                       7,641,260
                                                                 ---------------
AUTOMOBILES - 1.0%
           305,758  Ford Motor Company                                 4,314,245
            18,800  General Motors Corp.                                 776,628
            53,700  Harley-Davidson, Inc.                              3,276,774
            22,860  Hyundai Motor Co. Ltd. ORD                           990,633
        62,633,000  Otokar Otobus Karoseri Sanayi
                    AS ORD(2)                                            248,033
       522,688,690  Tofas Turk Otomobil Fabrik
                    ORD(2)                                             1,139,305
             7,500  Toyota Motor Corp. ADR                               593,925
            61,200  Toyota Motor Corp. ORD                             2,425,096
            47,000  Yamaha Motor Co. Ltd. ORD                            697,973
                                                                 ---------------
                                                                      14,462,612
                                                                 ---------------
STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
BEVERAGES - 0.9%
            34,916  Adolph Coors Company Cl B                          2,391,397
            18,100  Anheuser-Busch Companies, Inc.                       955,680
            82,414  Cia Cervecerias Unidas SA ORD                        388,024
            37,716  Coca-Cola Enterprises                                778,835
            92,070  Diageo plc ORD                                     1,135,380
           100,619  Pepsi Bottling Group Inc.                          2,695,583
            60,600  PepsiCo, Inc.                                      3,030,001
            10,760  Pernod-Ricard SA ORD                               1,332,412
             1,418  Quilmes Industrial SA ADR                             24,758
            69,400  SABMiller plc ORD                                    868,401
                                                                 ---------------
                                                                      13,600,471
                                                                 ---------------
BIOTECHNOLOGY - 0.4%
            58,536  Amgen Inc.(2)                                      3,470,599
            19,400  Celgene Corp.(2)                                   1,100,950
            18,100  Neurocrine Biosciences Inc.(2)                       900,837
                                                                 ---------------
                                                                       5,472,386
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
            14,900  American Standard Companies
                    Inc.(2)                                              560,389
            26,000  Daikin Industries Ltd. ORD                           679,692
            72,000  Toto Ltd. ORD                                        713,924
                                                                 ---------------
                                                                       1,954,005
                                                                 ---------------
CAPITAL MARKETS - 1.2%
               813  Affiliated Managers Group Inc.(2)                     39,878
            17,600  American Capital Strategies Ltd.                     549,120
            69,751  Edwards (A.G.), Inc.                               2,425,940
            19,665  Goldman Sachs Group, Inc. (The)                    1,762,967
            72,297  Man Group plc ORD                                  1,725,698
            62,100  Merrill Lynch & Co., Inc.                          3,171,447
            81,971  Morgan Stanley                                     4,158,388
            37,300  Northern Trust Corp.                               1,605,765
             5,898  Raymond James Financial, Inc.                        142,850
            25,107  UBS AG ORD                                         1,685,247
                                                                 ---------------
                                                                      17,267,300
                                                                 ---------------
CHEMICALS - 0.9%
            10,700  Air Products & Chemicals, Inc.                       560,466
             8,700  Ecolab Inc.                                          260,304
            29,128  Georgia Gulf Corporation                           1,105,408
            34,700  Honam Petrochemical
                    Corporation ORD                                    1,337,977
            12,945  Minerals Technologies Inc.                           727,121
           113,449  Monsanto Co.                                       4,152,232
            27,700  PPG Industries, Inc.                               1,655,629
            13,200  Rohm and Haas Co.                                    534,996
         4,400,000  Sinopec Shanghai Petrochemical
                    Company Limited Cl H ORD                           1,523,077
           302,000  Toray Industries Inc. ORD                          1,434,929
                                                                 ---------------
                                                                      13,292,139
                                                                 ---------------
STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 4.6%
            41,760  Alpha Bank A.E. ORD                                1,017,942
            85,950  Anglo Irish Bank Corporation ORD                   1,435,155
           303,302  Bank of America Corp.                             13,642,523
           166,000  Bank of Yokohama Ltd.
                    (The) ORD                                            989,727
            12,600  BB&T Corporation                                     503,874
            32,296  Comerica Inc.                                      1,942,604
         1,082,000  Commerce Asset Holdings
                    Bhd ORD                                            1,309,789
            48,570  Commonwealth Bank of
                    Australia ORD                                      1,036,084
            79,644  Credit Agricole SA ORD                             2,009,351
            47,936  East West BanCorp, Inc.                            1,736,721
            60,874  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  2,321,506
            19,000  Hana Bank ORD                                        426,531
            36,100  KeyCorp                                            1,131,735
            21,000  Marshall & Ilsley Corp.                              841,680
               150  Mitsubishi Tokyo Financial Group,
                    Inc. ORD                                           1,355,256
           145,885  National City Corp.                                5,512,994
            33,872  North Fork Bancorporation, Inc.                    1,420,592
            29,300  PNC Financial Services Group                       1,572,531
         4,866,500  PT Bank Rakyat Indonesia ORD                         895,914
            76,091  Royal Bank of Scotland Group
                    plc ORD                                            2,123,774
            27,540  Shinhan Financial Group Co.,
                    Ltd. ORD                                             466,374
            20,430  Societe Generale Cl A ORD                          1,747,986
               340  Sumitomo Mitsui Financial
                    Group Inc. ORD                                     2,061,457
            49,600  SunTrust Banks, Inc.                               3,377,760
            60,242  Taishin Financial Holdings Co.
                    Ltd. ORD                                              46,019
            41,200  TCF Financial Corp.                                2,623,616
            68,900  U.S. Bancorp                                       2,032,550
           809,000  Union Bank of India Limited ORD                    1,156,338
           127,868  Wachovia Corp.                                     5,998,288
            73,816  Wells Fargo & Co.                                  4,336,690
            16,000  Zions Bancorporation                                 996,480
                                                                 ---------------
                                                                      68,069,841
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
            91,643  Cendant Corporation                                1,982,238
           130,750  Copart Inc.(2)                                     2,839,890
           107,543  Equifax Inc.                                       2,624,049
            38,600  Monster Worldwide Inc.(2)                            780,878
               623  Pitney Bowes, Inc.                                    27,138
            27,500  R. R. Donnelley & Sons Company                       845,075
            75,300  Republic Services, Inc. Cl A                       2,104,635
            77,171  Waste Management, Inc.                             2,144,582
                                                                 ---------------
                                                                      13,348,485
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
            17,714  Aspect Communications
                    Corporation(2)                                       151,632
           355,089  Cisco Systems Inc.(2)                              6,661,470
           875,122  Gemtek Technology Corp. ORD                        1,806,770
            26,734  Juniper Networks, Inc.(2)                            611,941
           325,251  Motorola, Inc.                                     5,252,804
            74,300  Nokia Oyj ADR                                        882,684
           130,100  QUALCOMM Inc.                                      4,950,305
            18,652  Research In Motion Ltd.(2)                         1,123,223

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           408,150  Telefonaktiebolaget LM Ericsson
                    B Shares ORD(2)                                    1,099,944
                                                                 ---------------
                                                                      22,540,773
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.1%
            90,503  Dell Inc.(2)                                       3,153,125
           194,587  Hewlett-Packard Co.                                3,481,161
           105,025  International Business Machines
                    Corp.                                              8,894,567
            14,500  PalmOne Inc.(2)                                      473,425
            68,900  Seagate Technology                                   753,077
             4,797  Storage Technology Corp.(2)                          116,327
                                                                 ---------------
                                                                      16,871,682
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.4%
            58,154  ACS, Actividades de Construccion
                    y Servicios, SA ORD                                  992,293
         2,315,000  E&O Property Development Bhd
                    Cl B ORD(2)                                          341,158
           176,710  E&O Property Development Bhd
                    ORD(2)                                                12,091
         1,918,670  Empresas ICA Sociedad
                    Controladora SA de CV ORD(2)                         563,224
            29,240  Grupo Ferrovial SA ORD                             1,341,402
           116,200  Hyundai Engineering &
                    Construction Co., Ltd. ORD(2)                      1,069,666
            12,400  Vinci SA ORD                                       1,327,688
                                                                 ---------------
                                                                       5,647,522
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
             6,380  Cemex SA de CV ADR                                   180,554
         2,214,700  Indocement Tunggal Prakarsa
                    Tbk PT ORD(2)                                        378,177
            12,890  Lafarge SA ORD                                     1,106,793
            62,600  Martin Marietta Materials, Inc.                    2,816,374
                                                                 ---------------
                                                                       4,481,898
                                                                 ---------------
CONSUMER FINANCE - 0.8%
            10,900  Aiful Corp. ORD                                    1,094,799
            73,739  American Express Co.                               3,688,425
            25,518  AmeriCredit Corporation(2)                           533,581
            68,246  Capital One Financial Corp.                        4,624,349
            27,389  CompuCredit Corp.(2)                                 515,187
            11,800  ORIX Corporation ORD                               1,215,502
             7,062  WFS Financial Inc.(2)                                320,403
                                                                 ---------------
                                                                      11,992,246
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           149,390  Nampak Ltd. ORD                                      314,737
            35,100  Packaging Corp. of America                           803,790
                                                                 ---------------
                                                                       1,118,527
                                                                 ---------------
DISTRIBUTORS(1)
           416,000  Li & Fung Limited ORD                                533,333
                                                                 ---------------
DIVERSIFIED - 1.8%
            41,400  iShares MSCI EAFE Index Fund                       5,738,040
             4,500  iShares Russell 1000 Growth
                    Index Fund                                           202,050

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            54,400  iShares Russell 2000 Index Fund                    5,951,360
           129,934  Standard and Poor's 500
                    Depositary Receipt                                14,439,565
                                                                 ---------------
                                                                      26,331,015
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
            11,900  Chicago Mercantile Exchange                        1,584,247
           200,570  Citigroup Inc.                                     9,342,550
            99,560  ING Groep N.V. ORD                                 2,432,942
             4,585  Instinet Group Inc.(2)                                22,650
           218,963  J.P. Morgan Chase & Co.                            8,666,556
                                                                 ---------------
                                                                      22,048,945
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
            28,733  ALLTEL Corp.                                       1,570,258
            55,712  AT&T Corp.                                           823,423
           141,002  BellSouth Corp.                                    3,773,214
            11,615  CenturyTel Inc.                                      373,887
            11,700  Commonwealth Telephone
                    Enterprise Inc.(2)                                   508,365
            44,870  Deutsche Telekom ORD(2)                              783,673
            23,780  Philippine Long Distance
                    Telephone ORD(2)                                     535,977
         1,648,500  PT Indonesian Satellite Corp.
                    Tbk ORD                                              738,922
           125,875  SBC Communications Inc.                            3,246,316
           210,994  Sprint Corp.                                       4,152,362
           112,000  Tele Norte Leste Participacoes
                    SA ADR                                             1,534,400
             8,220  Telecom Argentina SA ADR(2)                           74,966
           156,736  Telefonica SA ORD                                  2,231,228
           123,810  Telenor ASA ORD                                      896,443
           126,063  Verizon Communications                             4,947,974
           332,230  VolgaTelecom ORD                                     913,633
                                                                 ---------------
                                                                      27,105,041
                                                                 ---------------
ELECTRIC UTILITIES - 1.6%
            10,800  Ameren Corp.                                         505,332
           168,545  CenterPoint Energy, Inc.                           1,843,882
         9,369,730  Colbun SA ORD                                      1,018,612
            65,309  Edison International                               1,755,506
            71,900  Exelon Corporation                                 2,649,515
            72,206  FirstEnergy Corp.                                  2,905,569
            27,700  FPL Group, Inc.                                    1,916,840
         1,054,000  Huaneng Power International,
                    Inc. ORD                                             783,744
             3,381  PG&E Corp.(2)                                         98,691
            32,900  PPL Corporation                                    1,573,607
            52,100  Reliance Energy Ltd. ORD                             734,676
            18,300  Southern Co.                                         555,405
           627,136  Terna SpA ORD(2)                                   1,410,232
           120,438  TXU Corp.                                          5,013,834
            22,200  Wisconsin Energy Corp.                               727,050
                                                                 ---------------
                                                                      23,492,495
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
           146,884  ABB Limited ORD(2)                                   832,635
            39,300  American Power Conversion Corp.                      660,240
           255,740  Elektrim SA ORD(2)                                   559,798

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            37,000  Emerson Electric Co.                               2,303,249
            85,310  Gamesa ORD                                         1,207,159
            43,000  Rockwell Automation Inc.                           1,677,000
            22,680  Schneider SA ORD                                   1,422,201
                                                                 ---------------
                                                                       8,662,282
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
            54,600  Amphenol Corp. Cl A(2)                             1,641,276
            18,088  Anixter International Inc.                           637,964
            53,708  Arrow Electronics, Inc.(2)                         1,162,241
            79,480  AU Optronics Corp. ADR                               984,757
           112,000  AVX Corp.                                          1,296,960
            23,800  Hoya Corp. ORD                                     2,303,156
            43,000  Omron Corp. ORD                                      926,894
            22,510  Phoenix PDE Co. Ltd. ORD(2)                          664,646
            45,557  Tripod Technology Corp. ORD                           52,134
                                                                 ---------------
                                                                       9,670,028
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
             7,218  Baker Hughes Inc.                                    283,884
            23,300  BJ Services Co.(2)                                 1,119,565
            29,500  Lone Star Technologies, Inc.(2)                      906,240
            18,942  Schlumberger Ltd.                                  1,170,616
            19,900  Smith International, Inc.(2)                       1,133,902
             9,340  Tenaris SA ADR                                       360,057
                                                                 ---------------
                                                                       4,974,264
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
             7,801  7-Eleven Inc.(2)                                     150,715
            98,740  Cia Brasileira de Distribuicao
                    Grupo Pao de Acucar ADR(2)                         2,034,044
             6,958  Costco Wholesale Corporation                         286,461
            45,700  CVS Corp.                                          1,828,000
            36,000  Ito-Yokado Co., Ltd. ORD                           1,334,067
            57,000  Kroger Co. (The)(2)                                  942,210
           565,500  Lifestyle International Holdings
                    Ltd. ORD(2)                                          754,000
            24,560  Metro AG ORD                                       1,141,972
            42,913  Shoppers Drug Mart Corporation
                    ORD(2)                                             1,111,312
           107,822  Supervalu Inc.                                     2,842,189
           519,160  Tesco plc ORD                                      2,491,538
           402,670  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                       1,280,772
            33,700  Wal-Mart Stores, Inc.                              1,774,979
             7,300  Whole Foods Market, Inc.                             567,429
           262,000  Wumart Stores Inc. Cl H ORD(2)                       424,910
                                                                 ---------------
                                                                      18,964,598
                                                                 ---------------
FOOD PRODUCTS - 1.3%
           157,740  Cadbury Schweppes plc ORD                          1,267,869
            38,200  Campbell Soup Company                                991,672
           861,000  China Mengniu Dairy Co. Ltd.
                    ORD(2)                                               540,885
            47,835  Corn Products International Inc.                   2,207,585
            31,300  H.J. Heinz Company                                 1,186,583
            88,500  Kraft Foods Inc.                                   2,768,280
           484,000  Lian Hwa Food Corp. ORD                              134,900

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            22,500  McCormick & Company, Inc.                            754,875
             4,250  Nestle SA ORD                                      1,006,345
            45,630  Royal Numico N.V. ORD(2)                           1,437,062
            39,900  Sara Lee Corp.                                       882,987
           209,741  Tyson Foods, Inc. Cl A                             3,456,531
            46,800  Unilever N.V. New York Shares                      2,810,808
                                                                 ---------------
                                                                      19,446,382
                                                                 ---------------
GAS UTILITIES - 0.2%
            49,200  AGL Resources Inc.                                 1,500,108
            40,900  NiSource Inc.                                        850,720
            38,700  WGL Holdings Inc.                                  1,108,755
                                                                 ---------------
                                                                       3,459,583
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
            43,500  Advanced Medical Optics Inc.(2)                    1,619,070
            22,320  Alcon, Inc.                                        1,670,429
            48,900  Bard (C.R.), Inc.                                  2,743,290
            77,000  Baxter International, Inc.                         2,351,580
            17,600  Beckman Coulter Inc.                                 981,904
            73,490  Becton Dickinson & Co.                             3,536,339
           104,258  Boston Scientific Corp.(2)                         3,725,137
            13,840  Cie Generale D'Optique Essilor
                    International SA ORD                                 850,157
            21,100  Cooper Companies, Inc. (The)                       1,222,745
            55,744  Fisher Scientific International(2)                 3,175,736
            24,200  Guidant Corp.                                      1,447,160
            79,568  Hospira Inc.(2)                                    2,204,034
            65,700  Medtronic, Inc.                                    3,268,575
            44,900  Mentor Corp.                                       1,579,582
           322,160  Smith & Nephew plc ORD                             2,906,205
             9,880  Synthes, Inc. ORD                                  1,058,418
            13,400  Waters Corp.(2)                                      580,354
                                                                 ---------------
                                                                      34,920,715
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.2%
            27,500  Aetna Inc.                                         2,547,875
            85,858  AmerisourceBergen Corp.                            4,644,918
             4,016  Cardinal Health, Inc.                                181,523
            70,836  CIGNA Corp.                                        4,714,844
            31,559  Coventry Health Care Inc.(2)                       1,602,566
            11,630  Fresenius Medical Care AG ORD                        849,345
            58,000  HCA Inc.                                           2,250,980
            15,408  Humana Inc.(2)                                       292,752
            32,800  Universal Health Services,
                    Inc. Cl B                                          1,477,640
                                                                 ---------------
                                                                      18,562,443
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
            36,800  Brinker International, Inc.(2)                     1,120,560
            56,300  Carnival Corporation                               2,577,977
         1,236,000  China Travel International
                    Investment Hong Kong
                    Limited ORD                                          253,538
            16,478  CKE Restaurants, Inc.(2)                             197,242
            37,000  Darden Restaurants, Inc.                             777,370
           114,060  Enterprise Inns plc ORD                            1,125,655

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            40,190  Greek Organization of Football
                    Prognostics SA ORD                                   773,940
            16,600  Harrah's Entertainment, Inc.                         799,954
            18,351  Jack in the Box Inc.(2)                              518,232
           230,477  McDonald's Corporation                             6,227,490
            26,240  Orbis SA ORD                                         165,133
            37,800  Outback Steakhouse, Inc.                           1,479,492
            13,300  Royal Caribbean Cruises Ltd.                         549,290
             7,900  Speedway Motorsports Inc.                            254,933
            40,500  Station Casinos Inc.                               1,863,000
                                                                 ---------------
                                                                      18,683,806
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
            63,498  Black & Decker Corporation                         4,376,917
            64,000  Casio Computer Co., Ltd. ORD                         838,892
            15,200  Garmin Ltd.                                          591,432
            62,000  Matsushita Electric Industrial
                    Co., Ltd. ORD                                        836,562
            62,700  Newell Rubbermaid Inc.                             1,349,931
             6,474  NVR, Inc.(2)                                       3,251,567
            99,000  Sharp Corp. ORD                                    1,389,378
            12,400  Snap-on Incorporated                                 393,948
             6,227  Stanley Works (The)                                  269,380
           335,120  Urbi Desarrollos Urbanos SA de
                    CV ORD(2)                                          1,075,047
            30,124  Whirlpool Corp.                                    1,841,781
                                                                 ---------------
                                                                      16,214,835
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
            10,000  Clorox Company                                       528,400
             3,313  Energizer Holdings, Inc.(2)                          136,959
            61,200  Kimberly-Clark Corp.                               4,082,040
           133,220  Kimberly-Clark de Mexico SA de
                    CV Cl A ORD                                          366,478
            82,600  Procter & Gamble Co. (The)                         4,623,122
            94,333  Reckitt Benckiser plc ORD                          2,484,856
                                                                 ---------------
                                                                      12,221,855
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.2%
             8,084  3M Co.                                               665,798
       348,930,610  Dogan Sirketler Grubu Holdings
                    ORD(2)                                               597,997
           171,100  General Electric Co.                               5,610,369
            73,400  Textron Inc.                                       4,660,166
           195,087  Tyco International Ltd.                            6,110,125
                                                                 ---------------
                                                                      17,644,455
                                                                 ---------------
INSURANCE - 2.3%
            62,595  Ace, Ltd.                                          2,413,037
            41,300  Allstate Corp.                                     1,949,773
            82,802  American International Group, Inc.                 5,898,815
           103,983  Axa ORD                                            2,127,872
            75,958  Berkley (W.R.) Corp.                               3,067,184
            25,500  Chubb Corp.                                        1,734,255
            26,400  Hartford Financial Services
                    Group Inc. (The)                                   1,614,624
            38,900  Horace Mann Educators Corp.                          660,133
            20,600  Jefferson-Pilot Corp.                                986,740
           918,520  Legal & General Group plc ORD                      1,648,908

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            26,200  Loews Corp.                                        1,488,160
            83,100  Marsh & McLennan
                    Companies Inc.                                     3,713,739
            93,500  MetLife, Inc.                                      3,482,875
             4,242  Nationwide Financial Services Inc.                   147,579
           144,890  QBE Insurance Group
                    Limited ORD                                        1,294,640
             1,864  St. Paul Travelers Companies,
                    Inc. (The)                                            64,662
            21,100  Torchmark Corp.                                    1,086,228
            16,604  UICI                                                 461,757
                                                                 ---------------
                                                                      33,840,981
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
            15,200  eBay Inc.(2)                                       1,315,408
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
           252,183  Earthlink Inc.(2)                                  2,524,351
            71,846  United Online, Inc.(2)                               688,285
            54,000  VeriSign, Inc.(2)                                    937,440
            14,900  Websense Inc.(2)                                     571,415
                29  Yahoo Japan Corporation ORD(2)                       279,307
            74,022  Yahoo! Inc.(2)                                     2,110,367
                                                                 ---------------
                                                                       7,111,165
                                                                 ---------------
IT SERVICES - 1.0%
            78,722  Accenture Ltd. Cl A(2)                             2,054,644
            38,504  Acxiom Corp.                                         865,185
               578  CACI International Inc.(2)                            28,143
            15,800  Certegy Inc.                                         606,404
            87,385  Computer Sciences Corp.(2)                         4,050,295
            22,244  DST Systems, Inc.(2)                               1,006,319
            45,400  Electronic Data Systems Corp.                        872,588
            48,600  First Data Corp.                                   2,053,350
            23,300  Fiserv, Inc.(2)                                      810,374
           136,950  HCL Technologies Ltd. ORD                            941,189
            33,300  Hughes Software Systems
                    Limited ORD                                          391,130
            34,227  Sabre Holdings Corp.                                 787,221
            16,197  Tata Consultancy Services
                    Ltd. ORD(2)                                          345,500
                                                                 ---------------
                                                                      14,812,342
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
           110,000  Asia Optical Co. Inc. ORD                            600,206
           146,667  Eastman Kodak Co.                                  4,338,411
            33,700  Mattel, Inc.                                         542,233
           373,850  O-TA Precision Industry Co
                    Ltd. ORD                                             755,308
                                                                 ---------------
                                                                       6,236,158
                                                                 ---------------
MACHINERY - 0.9%
            33,229  Cummins Inc.                                       2,235,979
            90,800  Daewoo Heavy Industries &
                    Machinery Ltd. ORD(2)                                703,375
            80,510  Daewoo Shipbuilding & Marine
                    Engineering Co. Ltd. ORD                             905,432
            41,592  Dover Corp.                                        1,569,266
            26,300  Eaton Corp.                                        1,587,205
            12,600  Illinois Tool Works Inc.                           1,150,254
            18,800  Ingersoll-Rand Company                             1,222,188

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            16,300  Parker-Hannifin Corp.                                886,231
            20,771  Pentair, Inc.                                        690,428
            16,500  Terex Corp.(2)                                       596,145
            38,260  Volvo AB Cl B ORD                                  1,309,278
                                                                 ---------------
                                                                      12,855,781
                                                                 ---------------
MARINE - 0.2%
               110  AP Moller - Maersk AS ORD                            746,080
           100,270  Hyundai Merchant Marine ORD(2)                       914,316
         1,097,250  Wan Hai Lines Limited ORD                            990,292
                                                                 ---------------
                                                                       2,650,688
                                                                 ---------------
MEDIA - 1.8%
            11,353  ADVO, Inc.                                           335,822
            24,720  Agora SA ORD(2)                                      358,481
           207,850  Disney (Walt) Co.                                  4,666,233
            29,900  Dow Jones & Co. Inc.                               1,227,395
            18,200  Gannett Co., Inc.                                  1,541,540
            15,496  McGraw-Hill Companies,
                    Inc. (The)                                         1,173,512
            50,200  New York Times Co. (The) Cl A                      2,039,124
           146,530  Pearson plc ORD                                    1,637,769
             7,300  Pixar(2)                                             567,356
            36,088  Regal Entertainment Group                            664,741
           401,863  Time Warner Inc.(2)                                6,570,460
            59,800  Univision Communications
                    Inc. Cl A(2)                                       1,973,400
            25,700  Valassis Communications, Inc.(2)                     726,282
            17,003  Viacom, Inc. Cl B                                    566,370
            91,130  Vivendi Universal SA ORD(2)                        2,252,484
            34,200  XM Satellite Radio Holdings
                    Inc.(2)                                              939,474
                                                                 ---------------
                                                                      27,240,443
                                                                 ---------------
METALS & MINING - 1.3%
            36,000  Alcoa Inc.                                         1,165,680
            63,300  Anglo American plc ORD                             1,436,493
            88,930  Antofagasta plc ORD                                1,601,266
            53,800  Banpu Public Company
                    Limited ORD                                          182,285
           221,669  BHP Billiton Limited ORD                           2,055,842
           276,000  China Steel Corp. ORD                                258,864
            20,820  China Steel Corp. GDR                                384,754
           101,470  Gold Fields Limited                                1,233,044
           406,095  Grupo Mexico SA de CV ORD(2)                       1,452,634
            13,190  Impala Platinum Holdings
                    Limited ORD                                        1,108,579
            17,000  Inco Ltd.(2)                                         580,380
            77,590  Ispat Iscor Limited ORD                              548,785
           834,000  Jiangxi Copper Co. Ltd. ORD                          382,250
           255,220  KGHM Polska Miedz SA ORD(2)                        2,094,972
            42,784  Nucor Corp.                                        3,349,559
            15,209  Phelps Dodge Corp.                                 1,240,446
             6,030  POSCO ORD                                            866,665
                                                                 ---------------
                                                                      19,942,498
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.1%
            26,300  Dollar General Corp.                                 518,110
            93,341  Federated Department Stores, Inc.                  4,050,999
            77,400  J.C. Penney Co. Inc. Holding
                    Company                                            2,965,968
            24,600  Kohl's Corp.(2)                                    1,217,208
           125,770  May Department Stores Co. (The)                    3,082,623
            62,070  Next plc ORD                                       1,666,362
            21,700  Sears, Roebuck & Co.                                 830,676
            61,200  Target Corporation                                 2,728,296
                                                                 ---------------
                                                                      17,060,242
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            31,000  Canon, Inc. ORD                                    1,484,315
            12,172  Xerox Corp.(2)                                       163,470
            15,108  Zebra Technologies Corp. Cl A(2)                     863,422
                                                                 ---------------
                                                                       2,511,207
                                                                 ---------------
OIL & GAS - 4.2%
            37,500  Apache Corp.                                       1,675,875
            21,400  BP plc ADR                                         1,149,180
           438,710  BP plc ORD                                         3,900,218
            86,922  ChevronTexaco Corp.                                8,474,894
            39,148  ConocoPhillips                                     2,913,786
            33,960  EnCana Corp. ORD                                   1,387,991
            13,050  EOG Resources Inc.                                   753,899
           280,698  Exxon Mobil Corp.                                 12,940,177
           235,000  Formosa Petrochemical
                    Corp. ORD                                            374,281
            80,460  LUKOIL ORD                                         2,377,593
            17,660  Mol Magyar Olaj-es Gazipari
                    Rt. ORD                                              769,536
            11,100  Murphy Oil Corp.                                     838,161
            23,460  Norsk Hydro ASA ORD                                1,466,676
            35,800  Occidental Petroleum Corp.                         1,849,070
            66,770  PetroKazakhstan Inc. Cl A New
                    York Shares                                        2,001,097
            85,600  Reliance Industries Ltd. ORD                         878,918
            38,360  Repsol YPF SA ORD                                    794,804
           120,400  Royal Dutch Petroleum Co. New
                    York Shares                                        6,103,075
           554,000  Sinopec Zhenhai Refining &
                    Chemical Co. Ltd. Cl H ORD                           532,692
            37,853  Sunoco, Inc.                                       2,327,960
            15,700  Teekay Shipping Corp.                                550,285
            21,280  Total SA Cl B ORD                                  4,152,364
             7,922  Valero Energy Corp.                                  523,090
            48,943  Western Gas Resources Inc.                         1,366,489
            47,400  Williams Companies, Inc. (The)                       563,586
            39,767  XTO Energy Inc.                                    1,115,067
                                                                 ---------------
                                                                      61,780,764
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.7%
            42,869  Georgia-Pacific Corp.                              1,456,689
            82,130  Louisiana-Pacific Corp.                            2,025,326
            52,715  Potlatch Corp.                                     2,261,473
           153,090  Sappi Ltd. ORD                                     2,158,433
            27,270  Votorantim Celulose e Papel
                    SA ADR                                               957,995

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            26,000  Weyerhaeuser Co.                                   1,625,260
                                                                 ---------------
                                                                      10,485,176
                                                                 ---------------
PERSONAL PRODUCTS - 0.5%
            15,200  Alberto-Culver Company Cl B                          734,008
             3,752  Estee Lauder Companies,
                    Inc. Cl A                                            164,900
           153,667  Gillette Company                                   6,530,848
            31,385  Nu Skin Enterprises Inc., Cl A                       810,361
                                                                 ---------------
                                                                       8,240,117
                                                                 ---------------
PHARMACEUTICALS - 3.8%
            72,300  Abbott Laboratories                                3,014,187
            23,350  AstraZeneca plc ORD                                1,076,372
           122,700  Bristol-Myers Squibb Co.                           2,911,671
            77,999  Chugai Pharmaceutical Co.
                    Ltd. ORD                                           1,151,884
            15,200  Eli Lilly and Company                                964,440
             3,770  Gedeon Richter Rt. ORD                               404,008
            29,850  Hanmi Pharm Co. Ltd. ORD                             926,737
           216,167  Johnson & Johnson                                 12,559,302
           159,760  Merck & Co., Inc.                                  7,184,407
           104,366  Novartis AG ORD                                    4,831,110
           304,373  Pfizer, Inc.                                       9,943,866
            60,151  Roche Holding AG ORD                               5,837,479
            30,450  Salix Pharmaceuticals Ltd.(2)                        712,226
            13,800  Schering-Plough Corp.                                254,748
            79,180  Teva Pharmaceutical Industries
                    Ltd. ADR                                           2,157,655
            47,100  Watson Pharmaceuticals, Inc.(2)                    1,297,134
           249,000  Yung Shin Pharmaceutical
                    Industries Co. ORD                                   188,742
            69,844  Zentiva N.V. ORD(2)                                1,588,727
                                                                 ---------------
                                                                      57,004,695
                                                                 ---------------
REAL ESTATE - 0.1%
             9,900  Boston Properties Inc.                               549,252
            24,226  Desarrolladora Homex SA de
                    CV ADR(2)                                            416,203
             2,424  Host Marriott Corp.(2)                                32,360
           303,000  MK Land Holdings Bhd ORD                             183,395
            10,736  Plum Creek Timber Co. Inc. REIT                      354,717
                                                                 ---------------
                                                                       1,535,927
                                                                 ---------------
ROAD & RAIL - 0.5%
            16,349  Burlington Northern Santa
                    Fe Corp.                                             585,294
            12,600  Canadian National Railway Co.                        574,182
            20,600  Norfolk Southern Corp.                               585,040
            65,709  Union Pacific Corp.                                3,752,641
            52,300  Yellow Roadway Corp.(2)                            2,146,392
                                                                 ---------------
                                                                       7,643,549
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
            60,000  Altera Corp.(2)                                    1,135,200
            39,000  Applied Materials, Inc.(2)                           619,710
            92,300  Hynix Semiconductor Inc. ORD(2)                      837,634
           368,974  Intel Corp.                                        7,855,456

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            39,700  Linear Technology Corp.                            1,420,069
           354,000  Novatek Microelectronics Corp.,
                    Ltd. ORD                                             903,141
           279,450  Powertech Technology Inc. ORD                        486,287
            20,927  Powertech Technology Inc.
                    Rights(2)                                              9,876
             8,460  Samsung Electronics ORD                            3,313,469
                91  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ORD                               126
            36,154  Teradyne, Inc.(2)                                    465,302
                                                                 ---------------
                                                                      17,046,270
                                                                 ---------------
SOFTWARE - 1.5%
            35,680  Amdocs Ltd.(2)                                       717,168
            53,200  Computer Associates
                    International, Inc.                                1,288,504
           363,939  Microsoft Corporation                              9,935,534
             5,324  NAVTEQ Corp.(2)                                      175,053
            62,647  Novell, Inc.(2)                                      369,617
           195,449  Oracle Corp.(2)                                    1,948,627
            37,850  Reynolds & Reynolds Co. Cl A                         929,975
            46,400  SAP AG ADR                                         1,691,744
            13,560  SAP AG ORD                                         1,979,100
            48,800  Symantec Corp.(2)                                  2,340,448
            82,400  Synopsys, Inc.(2)                                  1,315,104
                                                                 ---------------
                                                                      22,690,874
                                                                 ---------------
SPECIALTY RETAIL - 0.9%
            56,400  American Eagle Outfitters, Inc.(2)                 1,878,120
            46,776  Barnes & Noble Inc.(2)                             1,616,579
            59,295  Blockbuster Inc.                                     476,139
            16,857  Claire's Stores Inc.                                 410,299
             4,610  Edgars Consolidated Stores
                    Ltd. ORD                                             115,855
           224,000  Esprit Holdings Limited ORD                        1,079,795
            18,400  Fast Retailing Company
                    Limited ORD                                        1,333,333
            61,542  Gap, Inc. (The)                                    1,153,297
             1,928  Home Depot, Inc.                                      70,488
            46,400  Limited Brands                                       931,712
            20,983  Rent-A-Center Inc.(2)                                631,588
            10,200  Ross Stores, Inc.                                    215,730
            53,995  Sherwin-Williams Co.                               2,229,994
            38,900  Urban Outfitters Inc.(2)                           1,180,615
                                                                 ---------------
                                                                      13,323,544
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
             5,700  Adidas-Salomon AG ORD                                733,829
            14,500  Coach Inc.(2)                                        611,175
            34,380  Compagnie Financiere Richemont
                    AG A Shares ORD                                      879,308
             7,843  Jones Apparel Group, Inc.                            279,917
            56,900  Liz Claiborne, Inc.                                2,166,182
            23,700  NIKE, Inc. Cl B                                    1,784,847
            22,300  Pantaloon Retail India Ltd.
                    ORD(2)                                               201,815
             6,590  Puma AG Rudolf Dassler Sport
                    ORD                                                1,612,161
            14,900  Reebok International Ltd.                            506,153
            16,800  VF Corp.                                             828,912
                                                                 ---------------
                                                                       9,604,299
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.3%
           124,710  Countrywide Financial
                    Corporation                                        4,433,441
           109,300  Freddie Mac                                        7,336,216
            36,600  MGIC Investment Corp.                              2,498,682
            18,383  New Century Financial Corp.                          986,064
            97,264  W Holding Company, Inc.                            1,725,463
            48,800  Washington Mutual, Inc.                            1,894,904
                                                                 ---------------
                                                                      18,874,770
                                                                 ---------------
TOBACCO - 0.3%
            39,200  Altria Group Inc.                                  1,918,840
            34,888  Reynolds American Inc.                             2,634,044
                                                                 ---------------
                                                                       4,552,884
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.4%
            22,400  Fastenal Company                                   1,406,272
           256,000  Mitsui & Co. Ltd. ORD                              2,089,892
            46,016  MSC Industrial Direct Co.                          1,429,717
            52,230  Wolseley plc ORD                                     799,570
                                                                 ---------------
                                                                       5,725,451
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.1%
            54,915  Abertis Infraestructuras SA ORD                      989,231
           378,000  Cosco Pacific Limited ORD                            567,000
                                                                 ---------------
                                                                       1,556,231
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
            84,579  Alamosa Holdings Inc.(2)                             693,548
            40,200  America Movil SA de CV Series
                    L ADR                                              1,376,850
           355,000  Digi.Com Bhd ORD(2)                                  440,947
           503,280  mmO2 plc ORD(2)                                      814,946
            20,789  Mobile Telesystems ADR                             2,689,265
            12,990  MobiNil - Egyptian Company
                    Mobile Services ORD                                  198,002
           179,320  MTN Group Limited ORD                                823,052
            46,272  Nextel Communications, Inc.(2)                     1,073,048
            77,800  NII Holdings Inc. Cl B(2)                          2,851,370
            25,200  Orascom Telecom Holding SAE
                    ORD(2)                                               577,912
            38,800  Vodafone Group plc ADR                               888,520
                                                                 ---------------
                                                                      12,427,460
                                                                 ---------------
TOTAL COMMON STOCKS & RIGHTS                                         918,118,303
(Cost $835,096,411)                                              ---------------

PREFERRED STOCKS - 0.1%
BEVERAGES(1)
            88,260  Embotelladora Andina SA ORD                          165,796
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
METALS & MINING - 0.1%
            59,900  Usinas Siderurgicas de Minas
                    Gerais SA Cl A ORD                                   948,527
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 1,114,323
(Cost $784,395)                                                  ---------------

CORPORATE BONDS - 9.4%
AUTO COMPONENTS - 0.1%
          $450,000  Dana Corp., 6.50%, 3/1/09                           $480,375
           400,000  Lear Corp., 8.11%, 5/15/09                           464,653
           690,000  Lear Corp., 5.75%, 8/1/14
                    (Acquired 7/29/04,
                    Cost $688,606)(3)                                    713,399
           245,000  TRW Automotive Inc., 9.375%,
                    2/15/13                                              283,588
                                                                 ---------------
                                                                       1,942,015
                                                                 ---------------
AUTOMOBILES - 0.2%
         2,600,000  DaimlerChrysler N.A. Holding
                    Corp., 7.30%, 1/15/12                              2,941,767
                                                                 ---------------
BEVERAGES - 0.2%
         1,300,000  Diageo Capital plc, 3.375%,
                    3/20/08                                            1,298,472
           950,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $952,637)(3)                                    967,335
                                                                 ---------------
                                                                       2,265,807
                                                                 ---------------
BUILDING PRODUCTS(1)
           500,000  Maax Corp., 9.75%, 6/15/12
                    (Acquired 5/27/04, Cost
                    $512,500)(3)                                         530,000
           125,000  THL Buildco Inc., 8.50%, 9/1/14
                    (Acquired 8/12/04, Cost
                    $125,000)(3)                                         130,938
                                                                 ---------------
                                                                         660,938
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           900,000  Credit Suisse First Boston USA
                    Inc., VRN, 1.83%, 9/19/04, resets
                    quarterly off the 3-month LIBOR
                    plus 0.28% with no caps                              903,868
         1,900,000  Goldman Sachs Group Inc.,
                    5.25%, 10/15/13                                    1,933,490
         1,100,000  Merrill Lynch & Co., Inc., 2.07%,
                    6/12/06                                            1,098,822
           500,000  Morgan Stanley, 4.25%, 5/15/10                       499,734
           250,000  Refco Finance Holdings LLC,
                    9.00%, 8/1/12 (Acquired 7/22/04,
                    Cost 250,000)(3)                                     260,000
                                                                 ---------------
                                                                       4,695,914
                                                                 ---------------
CHEMICALS - 0.1%
           325,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                      336,375
           500,000  Huntsman International Holdings
                    LLC, 13.17%, 12/31/09(4)                             257,500
           550,000  Lyondell Chemical Co., 9.50%,
                    12/15/08                                             590,563
           595,000  United Industries Corp., 9.875%,
                    4/1/09                                               626,237
                                                                 ---------------
                                                                       1,810,675
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.4%
         2,300,000  Bank of America Corp., 4.375%,
                    12/1/10                                            2,317,353
         1,500,000  US Bancorp, 2.75%, 3/30/06                         1,505,252
         1,600,000  Wachovia Corporation, 5.25%,
                    8/1/14                                             1,640,278
                                                                 ---------------
                                                                       5,462,883
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           200,000  Allied Waste North America,
                    6.375%, 4/15/11                                      197,500
           300,000  Allied Waste North America, Inc.,
                    Series 1998 B, 7.625%, 1/1/06                        316,125
           325,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        350,188
           475,000  Cenveo Corp., 7.875%, 12/1/13                        454,813
           650,000  Quebecor World Capital Corp.,
                    6.125%, 11/15/13                                     642,029
           450,000  RR Donnelley & Sons Co., 3.75%,
                    4/1/09 (Acquired 3/3/04, Cost
                    $449,334)(3)                                         443,196
           550,000  United Rentals North America
                    Inc., 6.50%, 2/15/12                                 525,249
                                                                 ---------------
                                                                       2,929,100
                                                                 ---------------
CONSTRUCTION & ENGINEERING(1)
           102,000  Integrated Electrical Services Inc.,
                    Series 1999 B, 9.375%, 2/1/09                         98,430
           325,000  Integrated Electrical Services Inc.,
                    Series 2001 C, 9.375%, 2/1/09                        313,625
            42,000  URS Corp., 12.25%, 5/1/09                             45,150
                                                                 ---------------
                                                                         457,205
                                                                 ---------------
CONSTRUCTION MATERIALS(1)
           275,000  Associated Materials Inc., 9.75%,
                    4/15/12                                              313,500
                                                                 ---------------
CONSUMER FINANCE - 0.2%
           650,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      665,653
         2,500,000  American Honda Finance Corp.,
                    VRN, 2.06%, 11/15/04, resets
                    quarterly off the 3-month LIBOR
                    plus 0.35% with no caps
                    (Acquired 10/30/03, Cost
                    $2,509,650)(3)                                     2,501,902
                                                                 ---------------
                                                                       3,167,555
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           850,000  Ball Corp., 7.75%, 8/1/06                            912,688
           500,000  Graham Packaging Co. Capital,
                    8.75%, 1/15/08                                       516,250
           500,000  Graham Packaging Co., Series B,
                    10.75%, 1/15/09                                      521,875
                                                                 ---------------
                                                                       1,950,813
                                                                 ---------------
DIVERSIFIED - 1.5%
           120,300  iShares GS $ InvesTop Corporate
                    Bond Fund(5)                                      13,454,351
         3,953,488  Lehman Brothers
                    TRAINS(reg.sm), Series 2004-1,
                    8.21%, 8/1/15 (Acquired 5/18/04,
                    Cost $3,983,139)(3)                                4,224,381
         2,730,000  Morgan Stanley TRACERS(reg.sm),
                    7.72%, 3/1/32 (Acquired
                    3/15/02-8/28/02, Cost
                    $2,885,524)(3)                                     3,236,046
                                                                 ---------------
                                                                      20,914,778
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
         1,000,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                     1,032,290
         2,200,000  Citigroup Inc., 7.25%, 10/1/10                     2,591,487
           900,000  Ford Motor Credit Co., 5.80%,
                    1/12/09                                              930,452
         1,900,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                           2,081,790
           800,000  Ford Motor Credit Co., 7.00%,
                    10/1/13                                              841,216
         1,150,000  JPMorgan Chase & Co., 6.75%,
                    2/1/11                                             1,287,216
                                                                 ---------------
                                                                       8,764,451
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
         1,000,000  Ameritech Capital Funding,
                    6.25%, 5/18/09                                     1,088,160
         1,000,000  British Telecommunications plc,
                    7.00%, 5/23/07                                     1,091,754
           149,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                       180,452
           400,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           407,628
           400,000  France Telecom, 8.75%, 3/1/11                        477,678
           125,000  Intelsat Ltd., 6.50%, 11/1/13                        107,824
           350,000  Qwest Capital Funding Inc.,
                    7.75%, 8/15/06                                       351,750
           500,000  Qwest Services Corp., 14.00%,
                    12/15/04 (Acquired 7/24/03-
                    8/11/04, Cost $565,938)(3)                           583,750
         1,850,000  Sprint Capital Corp., 8.375%,
                    3/15/12                                            2,232,597
         1,000,000  Verizon New England Inc., 4.75%,
                    10/1/13                                              976,127
                                                                 ---------------
                                                                       7,497,720
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
           750,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 811,388
           400,000  MSW Energy Holdings LLC,
                    8.50%, 9/1/10                                        438,000
           500,000  NRG Energy Inc., 8.00%,
                    12/15/13 (Acquired 12/19/03,
                    Cost $517,500)(3)                                    527,500
           900,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        906,308
           750,000  Tampa Electric Co., 6.375%,
                    8/15/12                                              816,893
           950,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                      957,895
                                                                 ---------------
                                                                       4,457,984
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(1)
           450,000  Solectron Corp., 9.625%, 2/15/09                     497,250
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           325,000  BRL Universal Equipment,
                    8.875%, 2/15/08                                      348,563
           500,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     535,000
           625,000  Newpark Resources, 8.625%,
                    12/15/07                                             640,625
                                                                 ---------------
                                                                       1,524,188
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
         1,200,000  Safeway Inc., 6.50%, 3/1/11                        1,313,786
                                                                 ---------------
FOOD PRODUCTS(1)
           650,000  Cadbury Schweppes US Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03, Cost $646,334)(3)                           660,349
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
         1,000,000  Beckman Coulter Inc., 7.45%,
                    3/4/08                                             1,124,203

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           325,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                      351,813
           325,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     331,500
                                                                 ---------------
                                                                       1,807,516
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           500,000  Alliance Imaging Inc., 10.375%,
                    4/15/11                                              538,750
           400,000  Genesis HealthCare Corp., 8.00%,
                    10/15/13                                             429,000
           250,000  Mariner Health Care Inc., 8.25%,
                    12/15/13 (Acquired 2/6/04, Cost
                    $250,938)(3)                                         266,250
                                                                 ---------------
                                                                       1,234,000
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
           375,000  Equinox Holdings Inc., 9.00%,
                    12/15/09 (Acquired 12/12/03,
                    Cost $386,719)(3)                                    386,250
           475,000  Friendly Ice Cream Corp.,
                    8.375%, 6/15/12                                      460,750
           250,000  Hollywood Casino Shreveport
                    Corp., 13.00%, 8/1/06                                204,375
           500,000  Isle of Capri Casinos Inc., 7.00%,
                    3/1/14                                               497,500
         1,300,000  MGM Mirage, 6.00%, 10/1/09                         1,326,000
           475,000  Park Place Entertainment Corp.,
                    9.375%, 2/15/07                                      527,250
           125,000  Penn National Gaming Inc.,
                    11.125%, 3/1/08                                      136,875
           325,000  Penn National Gaming Inc.,
                    8.875%, 3/15/10                                      357,500
           400,000  Poster Financial Group Inc.,
                    8.75%, 12/1/11                                       412,000
           475,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                         541,500
           700,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      729,750
           275,000  Six Flags Inc., 8.875%, 2/1/10                       257,125
           300,000  Six Flags Inc., 9.75%, 4/15/13                       280,500
           275,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       309,375
           475,000  Trump Casino Holdings LLC,
                    12.625%, 3/15/10                                     485,094
           275,000  Venetian Casino Resort LLC,
                    11.00%, 6/15/10                                      314,531
         1,650,000  Yum! Brands Inc., 8.875%,
                    4/15/11                                            2,046,305
                                                                 ---------------
                                                                       9,272,680
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
           500,000  Atrium Companies Inc., Series B,
                    10.50%, 5/1/09                                       527,500
           125,000  Beazer Homes USA Inc., 8.375%,
                    4/15/12                                              136,563
           150,000  KB Home, 9.50%, 2/15/11                              168,000
           325,000  Meritage Corporation, 9.75%,
                    6/1/11                                               364,000
           425,000  Sealy Mattress Co., 8.25%,
                    6/15/14 (Acquired 3/30/04-
                    5/27/04, Cost $422,250)(3)                           440,938
           275,000  Standard-Pacific Corp., 9.25%,
                    4/15/12                                              314,188
           500,000  WCI Communities Inc., 10.625%,
                    2/15/11                                              564,999
           250,000  William Lyon Homes Inc.,
                    10.75%, 4/1/13                                       287,500
                                                                 ---------------
                                                                       2,803,688
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
         1,000,000  Dial Corp., 7.00%, 8/15/06                         1,075,701
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
           740,000  General Electric Capital Corp.,
                    4.25%, 12/1/10                                       742,874

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
         1,400,000  General Electric Co., 5.00%,
                    2/1/13                                             1,442,598
                                                                 ---------------
                                                                       2,185,472
                                                                 ---------------
INSURANCE - 0.3%
         1,450,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $1,447,158)(3)                        1,480,375
           850,000  American International Group
                    Inc., 4.25%, 5/15/13                                 819,764
         1,000,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                            1,053,539
         1,100,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $1,099,978)(3)                                1,118,825
                                                                 ---------------
                                                                       4,472,503
                                                                 ---------------
INTERNET & CATALOG RETAIL(1)
           250,000  InterActiveCorp, 7.00%, 1/15/13                      273,366
                                                                 ---------------
MACHINERY(1)
           425,000  Key Components, Inc., 10.50%,
                    6/1/08                                               437,750
                                                                 ---------------
MEDIA - 0.8%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12 (Acquired
                    3/30/04, Cost $400,000)(3)                           412,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14 (Acquired
                    6/9/04, Cost $325,000)(3)                            346,938
           100,000  Charter Communications Holdings
                    LLC, 0.00%, 1/15/05(6)                                81,000
           425,000  Charter Communications Holdings
                    LLC, 9.92%, 4/1/11                                   337,875
           500,000  Cinemark Inc., 0.00%, 3/15/09(6)                     346,875
         1,100,000  Comcast Cable Communications,
                    8.375%, 5/1/07                                     1,237,404
         2,000,000  Comcast Corp., 5.50%, 3/15/11                      2,082,115
         1,400,000  Continental Cablevision, 8.30%,
                    5/15/06                                            1,520,035
           400,000  CSC Holdings Inc., 7.875%,
                    12/15/07                                             427,000
           250,000  CSC Holdings Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04, Cost
                    $241,250)(3)                                         250,000
           500,000  Dex Media Inc., 0.00%, 11/15/08
                    (Acquired 11/6/03-3/8/04, Cost
                    $332,781)(3)(6)                                      368,750
           250,000  Dex Media Inc., 8.00%, 11/15/13
                    (Acquired 4/20/04, Cost
                    $246,875)(3)                                         260,625
           400,000  Imax Corp., 9.625%, 12/1/10
                    (Acquired 11/19/03, Cost
                    $401,875)(3)                                         396,500
           275,000  Mediacom LLC, 9.50%, 1/15/13                         270,875
           500,000  News America Holdings, 7.75%,
                    1/20/24                                              584,433
           125,000  Primedia Inc., 8.875%, 5/15/11                       123,125
         1,200,000  Walt Disney Company, 5.50%,
                    12/29/06                                           1,261,342
                                                                 ---------------
                                                                      10,306,892
                                                                 ---------------
METALS & MINING(1)
           350,000  IPSCO Inc., 8.75%, 6/1/13                            397,250
           200,000  Massey Energy Co., 6.625%,
                    11/15/10                                             208,000
                                                                 ---------------
                                                                         605,250
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
           300,000  AES Corp. (The), 8.875%,
                    2/15/11                                              330,000

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           500,000  AES Corp. (The), 8.75%,
                    5/15/13 (Acquired 5/14/04,
                    Cost $510,000)(3)                                    558,750
         1,100,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                    1,118,132
                                                                 ---------------
                                                                       2,006,882
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           450,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07 (Acquired
                    7/13/04, Cost $449,402)(3)                           455,458
         1,200,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09 (Acquired
                    7/13/04-7/15/04, Cost
                    $1,203,618)(3)                                     1,228,106
                                                                 ---------------
                                                                       1,683,564
                                                                 ---------------
OFFICE ELECTRONICS(1)
           500,000  Xerox Corp., 6.875%, 8/15/11                         520,000
                                                                 ---------------
OIL & GAS - 0.4%
         1,030,000  Devon Energy Corp., 2.75%,
                    8/1/06                                             1,025,301
           300,000  El Paso Corp., 7.875%, 6/15/12                       290,250
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      585,750
         1,450,000  Kinder Morgan Energy Partners
                    L.P., 5.00%, 12/15/13                              1,428,220
           357,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       404,303
           300,000  Pacific Energy Partners L.P. /
                    Pacific Energy Finance Corp.,
                    7.125%, 6/15/14 (Acquired
                    6/10/04, Cost $294,762)(3)                           318,750
           275,000  Range Resources Corp., 7.375%,
                    7/15/13                                              284,625
           200,000  Williams Cos Inc., 8.125%,
                    3/15/12                                              231,000
           250,000  Williams Cos Inc., 7.875%, 9/1/21                    272,188
         1,010,000  XTO Energy Inc., 6.25%, 4/15/13                    1,097,073
                                                                 ---------------
                                                                       5,937,460
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           525,000  Georgia-Pacific Corp., 7.70%,
                    6/15/15                                              589,313
           250,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       255,625
           350,000  Tembec Industries Inc.,
                    7.75%, 3/15/12                                       355,250
                                                                 ---------------
                                                                       1,200,188
                                                                 ---------------
PERSONAL PRODUCTS(1)
           325,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                 349,375
                                                                 ---------------
PHARMACEUTICALS(1)
           450,000  Schering-Plough Corp., 5.30%,
                    12/1/13                                              466,324
                                                                 ---------------
ROAD & RAIL - 0.1%
         1,150,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                      1,211,346
           800,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                              970,122
                                                                 ---------------
                                                                       2,181,468
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(1)
           500,000  Amkor Technology Inc., 7.75%,
                    5/15/13                                              422,500
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.1%
           375,000  Amscan Holdings Inc., 8.75%,
                    5/1/14 (Acquired 4/27/04, Cost
                    $380,156)(3)                                         375,469
           450,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       475,875
           200,000  Couche-Tard US L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       212,000
           500,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                             458,750
           275,000  United Auto Group, Inc., 9.625%,
                    3/15/12                                              306,625
                                                                 ---------------
                                                                       1,828,719
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(1)
           250,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                      263,750
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
        12,000,000  Fannie Mae, VRN, 1.34%,
                    9/11/04, resets quarterly off the
                    3-month LIBOR minus 0.09%
                    with no caps                                      12,000,084
         1,040,000  Washington Mutual Bank FA,
                    5.65%, 8/15/14                                     1,081,253
                                                                 ---------------
                                                                      13,081,337
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
         1,250,000  AT&T Wireless Services Inc.,
                    7.875%, 3/1/11                                     1,475,204
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       525,000
           300,000  Nextel Partners Inc., 8.125%,
                    7/1/11                                               314,250
           375,000  Ubiquitel Inc., 9.875%, 3/1/11                       386,250
                                                                 ---------------
                                                                       2,700,704
                                                                 ---------------
TOTAL CORPORATE BONDS                                                141,345,767
(Cost $137,303,365)                                              ---------------

U.S. TREASURY SECURITIES - 7.7%
         5,400,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21                                           7,395,894
         4,900,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23                                            5,693,384
         4,000,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31                                            4,260,004
         3,823,864  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                              3,903,779
        25,300,000  U.S. Treasury Notes, 2.00%,
                    8/31/05                                           25,318,797
         6,620,000  U.S. Treasury Notes, 2.375%,
                    8/15/06                                            6,622,072
        36,000,000  U.S. Treasury Notes, 3.125%,
                    5/15/07(7)                                        36,447,191
        23,250,000  U.S. Treasury Notes, 4.00%,
                    6/15/09                                           23,988,374
         1,300,000  U.S. Treasury Notes, 4.75%,
                    5/15/14                                            1,364,747
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       114,994,242
(Cost $113,616,670)                                              ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(8) - 6.8%
        16,000,000  FHLMC, 5.00%, settlement date
                    9/20/04(9)                                        16,295,007
        11,000,000  FHLMC, 6.00%, settlement date
                    10/14/04(9)                                       11,340,317
            17,914  FHLMC, 6.50%, 12/1/12                                 19,080
           130,581  FHLMC, 7.00%, 6/1/14                                 138,535
           434,917  FHLMC, 6.50%, 6/1/16                                 462,476
           577,848  FHLMC, 6.50%, 6/1/16                                 614,464
         5,367,746  FHLMC, 4.50%, 1/1/19                               5,379,006

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             5,583  FHLMC, 8.00%, 6/1/26                                   6,097
             4,684  FHLMC, 8.00%, 6/1/26                                   5,115
            18,097  FHLMC, 8.00%, 6/1/26                                  19,763
            12,029  FHLMC, 8.00%, 7/1/26                                  13,136
            27,286  FHLMC, 7.00%, 8/1/29                                  29,158
           197,296  FHLMC, 7.50%, 8/1/29                                 212,441
           183,034  FHLMC, 8.00%, 7/1/30                                 198,707
           537,166  FHLMC, 6.50%, 6/1/31                                 566,591
         2,539,224  FHLMC, 5.50%, 12/1/33                              2,586,578
         2,000,000  FNMA, 5.50%, settlement date
                    9/15/04(9)                                         2,031,250
         1,820,000  FNMA, 5.00%, settlement date
                    9/20/04(9)                                         1,854,125
         5,900,000  FNMA, 5.50%, settlement date
                    9/20/04(9)                                         6,108,340
        18,029,500  FNMA, 6.00%, settlement date
                    10/14/04(9)                                       18,609,833
         6,975,000  FNMA, 6.50%, settlement date
                    10/14/04(9)                                        7,306,312
           106,292  FNMA, 6.50%, 3/1/12                                  113,139
             4,000  FNMA, 6.50%, 4/1/12                                    4,258
            17,156  FNMA, 6.50%, 4/1/12                                   18,262
           100,198  FNMA, 6.50%, 4/1/12                                  106,652
            89,271  FNMA, 6.50%, 4/1/12                                   95,022
           148,491  FNMA, 6.00%, 12/1/13                                 156,382
           421,909  FNMA, 6.00%, 4/1/14                                  444,330
           163,354  FNMA, 7.50%, 6/1/15                                  173,956
            14,634  FNMA, 7.00%, 5/1/26                                   15,683
            20,592  FNMA, 7.00%, 6/1/26                                   22,067
            39,838  FNMA, 7.50%, 3/1/27                                   42,846
           141,175  FNMA, 6.50%, 4/1/29                                  148,807
           167,312  FNMA, 6.50%, 6/1/29                                  176,357
           120,186  FNMA, 6.50%, 6/1/29                                  126,683
            78,378  FNMA, 7.00%, 7/1/29                                   83,820
            92,575  FNMA, 7.00%, 7/1/29                                   99,066
           290,362  FNMA, 6.50%, 8/1/29                                  306,058
           199,820  FNMA, 7.00%, 3/1/30                                  213,632
            76,005  FNMA, 8.00%, 7/1/30                                   82,575
           125,030  FNMA, 7.50%, 9/1/30                                  134,319
           670,474  FNMA, 6.50%, 9/1/31                                  706,282
           647,516  FNMA, 7.00%, 9/1/31                                  691,802
           298,988  FNMA, 6.50%, 1/1/32                                  314,983
         2,365,137  FNMA, 7.00%, 6/1/32                                2,526,295
         1,532,113  FNMA, 6.50%, 10/1/32                               1,614,197
         2,030,446  FNMA, 5.50%, 6/1/33                                2,067,430
         6,571,434  FNMA, 5.50%, 8/1/33                                6,691,132
         7,814,599  FNMA, 5.50%, 1/1/34                                7,956,941
             9,583  GNMA, 8.75%, 3/15/25                                  10,680
            12,285  GNMA, 9.00%, 4/20/25                                  13,729
             6,808  GNMA, 7.50%, 10/15/25                                  7,372
            12,096  GNMA, 7.50%, 11/15/25                                 13,098
            11,279  GNMA, 6.00%, 4/15/26                                  11,768
             6,855  GNMA, 6.00%, 4/15/26                                   7,153
            27,400  GNMA, 7.50%, 6/15/26                                  29,648
            17,990  GNMA, 7.50%, 11/15/27                                 19,439
           214,935  GNMA, 7.00%, 12/15/27                                230,312
           165,301  GNMA, 7.50%, 12/15/27                                178,611
            42,422  GNMA, 6.50%, 1/15/28                                  44,897
           188,741  GNMA, 6.50%, 3/15/28                                 199,752
           116,135  GNMA, 6.00%, 5/15/28                                 121,070
           190,240  GNMA, 6.00%, 5/15/28                                 198,324
             5,035  GNMA, 6.50%, 5/15/28                                   5,328
            26,942  GNMA, 6.50%, 5/15/28                                  28,514
             7,279  GNMA, 6.50%, 5/15/28                                   7,703

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           116,293  GNMA, 6.00%, 7/15/28                                 121,235
           197,814  GNMA, 6.00%, 8/15/28                                 206,220
           419,283  GNMA, 7.00%, 5/15/31                                 448,325
         1,833,083  GNMA, 5.50%, 11/15/32                              1,872,608
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES              102,705,093
(Cost $101,665,244)                                              ---------------

COMMERCIAL PAPER(10) - 4.4%
         4,056,000  American Family Financial
                    Services, Inc., 1.74%, 12/6/04                     4,036,990
         4,000,000  Amsterdam Funding Corp.,
                    1.41%, 9/3/04                                      3,999,484
         4,000,000  CDC Commercial Paper Corp.,
                    1.52%, 10/20/04                                    3,990,864
         1,800,000  Crown Point Capital Co., 1.20%,
                    10/6/04                                            1,797,122
         4,200,000  Dexia Delaware LLC, 1.55%,
                    10/1/04                                            4,194,275
         4,000,000  General Electric Capital Corp.,
                    1.37%, 9/15/04                                     3,997,416
         4,000,000  ING (US) Funding LLC, 1.45%,
                    9/21/04                                            3,996,356
         3,500,000  Legacy Capital Company LLC,
                    1.34%, 9/2/04                                      3,499,699
         4,000,000  Lexington Parker Capital, 1.57%,
                    10/18/04                                           3,991,264
         3,000,000  Lexington Parker Capital, 1.40%,
                    11/2/04                                            2,991,162
         4,000,000  Marsh & McLennan Companies
                    Inc., 1.42%, 9/21/04                               3,996,356
         1,800,000  Nestle Capital Corp., 1.14%,
                    11/1/04 (Acquired 4/5/04,
                    Cost $1,788,030)(3)                                1,794,787
         4,000,000  Old Line Funding Corp., 1.58%,
                    10/6/04                                            3,993,604
         4,000,000  Rabobank USA Financial Corp.,
                    1.39%, 9/13/04                                     3,997,760
         4,000,000  Rio Tinto America Inc., 1.51%,
                    9/3/04                                             3,999,484
         4,000,000  Societe Generale, 1.39%, 9/7/04                    3,998,796
         4,000,000  Thunder Bay Funding Inc.,
                    1.55%, 9/15/04                                     3,997,416
         4,000,000  Windmill Funding Corp., 1.46%,
                    9/30/04                                            3,994,732
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                66,267,567
(Cost $66,277,142)                                               ---------------

ASSET-BACKED SECURITIES(8) - 3.9%
           575,000  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $573,462)(3)                           574,281
         2,100,000  Ameriquest Mortgage Securities
                    Inc., Series 2004 R8, Class A2,
                    VRN, 1.69%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                            2,100,967
           107,623  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A, 7.14%,
                    11/25/33                                             107,444
           418,544  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                       417,452
           375,233  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired
                    6/24/04, Cost $375,233)(3)                           375,796
           241,384  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A SC,
                    4.55%, 4/25/34                                       241,233
           371,799  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A,
                    4.70%, 7/25/34                                       371,983
           119,630  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2003-1, Class N1, 6.90%,
                    7/26/33                                              119,665
           377,277  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2004 OPT4, Class N1, 4.45%,
                    5/26/34                                              377,277
           443,015  Bayview Financial Acquisition Trust,
                    Series 1998 B, Class M1, VRN,
                    3.02%, 9/25/04, resets monthly
                    off the 1-month LIBOR plus

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
                    1.40% with a cap of
                    13.00% (Acquired 6/13/03,
                    Cost $444,780)(3)                                    443,975
            48,557  Bayview Financial Acquisition
                    Trust, Series 2002 DA, Class M1,
                    VRN, 2.46%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.85% with no caps
                    (Acquired 9/19/03,
                    Cost $48,672)(3)                                      48,823
         4,700,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 1.66%, 9/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                      4,705,297
         1,869,147  Centex Home Equity, Series 2004
                    C, Class AF1, 2.82%, 9/1/04                        1,871,706
           410,088  Chase Funding Mortgage Loan,
                    Series 2001-1, Class 2M2, VRN,
                    2.55%, 9/25/04, resets monthly
                    off the 1-month LIBOR plus
                    0.93% with no caps                                   411,628
           377,097  Countrywide Asset-Backed
                    Certificates, Series 2004 5N,
                    Class N1, 5.50%, 10/25/35                            377,097
           308,728  Finance America Non-
                    Improvement Trust, Series
                    2004-1, Class A, 5.25%, 6/27/34                      307,184
           384,711  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                       384,695
           800,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06                                             816,110
        13,900,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 1.64%, 9/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                     13,912,218
           364,037  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04,
                    Cost $364,037)(3)                                    363,683
           625,940  Household Mortgage Loan Trust,
                    Series 2002 HC1, Class M, VRN,
                    2.25%, 9/20/04, resets monthly
                    off the 1-month LIBOR plus
                    0.65% with no caps                                   627,153
         1,400,000  Long Beach Mortgage Loan Trust,
                    Series 2001-2, Class M2, VRN,
                    2.57%, 9/25/04, resets monthly
                    off the 1-month LIBOR plus
                    0.95% with no caps                                 1,399,779
           174,183  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired
                    5/18/04, Cost $174,175)(3)                           173,742
           162,292  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                       163,271
            52,241  Morgan Stanley ABS Capital I,
                    Series 2003 NC9N, Class X and P,
                    7.60%, 7/25/33 (Acquired
                    10/29/03, Cost $52,241)(3)                            52,474
           187,095  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and
                    P, 6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $188,030)(3)                           187,341
           537,912  Novastar Non-Improvement Trust,
                    Series 2004 N2, Classes X, O,
                    and P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $537,912)(3)                           537,912
           750,000  Residential Asset Mortgage
                    Products, Inc., VRN, 2.16%,
                    9/25/04, resets monthly off the
                    1-month LIBOR plus 0.55% with
                    a cap of 14%                                         754,228
           450,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       446,575
         7,699,176  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 1.75%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                            7,704,496
           328,848  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34                                       327,203
           466,222  Sharp SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04,
                    Cost $466,210)(3)                                    466,493
        12,200,000  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 1.68%,
                    10/25/04, resets quarterly off
                    the 3-month LIBOR minus 0.01%
                    with no caps                                      12,200,001

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
         4,750,000  WFS Financial Owner Trust,
                    Series 2004 3, Class A1 SEQ,
                    1.69%, 8/17/05                                     4,752,361
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         58,121,543
(Cost $58,061,336)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.7%
         7,000,000  FHLB, 3.375%, 9/14/07                              7,063,896
         5,800,000  FHLMC, 2.375%, 2/15/07                             5,744,900
         1,880,000  FHLMC, 3.75%, 8/3/07                               1,897,685
           270,000  FHLMC STRIPS - COUPON,
                    1.22%, 9/15/04(4)                                    269,824
         2,875,000  FHLMC STRIPS - COUPON,
                    1.22%, 9/15/04(4)                                  2,873,123
         3,500,000  FHLMC, VRN, 1.50%, 10/21/04,
                    resets quarterly off the 3-month
                    LIBOR plus 0.07% with no caps                      3,494,862
         1,000,000  FNMA, 3.50%, 9/15/04                               1,000,663
        12,500,000  FNMA, 3.75%, 5/17/07                              12,600,113
         2,200,000  FNMA, 6.625%, 10/15/07                             2,432,899
        13,050,000  FNMA, 5.75%, 2/15/08                              14,139,935
         4,500,000  FNMA, 3.25%, 8/15/08                               4,480,380
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               55,998,280
(Cost $55,791,239)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(8) - 1.9%
        23,523,319  Banc of America Commercial
                    Mortgage Inc. STRIPS -
                    INTEREST, Series 2004-1, Class
                    XP, VRN, 0.99%, 9/1/04                               766,131
         6,400,000  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    1.77%, 9/15/04(Acquired
                    8/19/04, Cost $6,400,000)(3)                       6,400,001
        21,014,581  Commercial Mortgage Acceptance
                    Corp. STRIPS - INTEREST, Series
                    1998 C2, Class X, VRN, 1.17%,
                    9/1/04                                               842,832
         3,600,000  Commercial Mortgage Pass-
                    Through Certificates, Series
                    2004 HTL1, Class A1, VRN,
                    1.84%, 9/15/04, resets monthly
                    off the 1-month LIBOR plus
                    0.24% with no caps (Acquired
                    7/14/04, Cost $3,600,000(3)                        3,602,142
           717,683  First Union National Bank
                    Commercial Mortgage, Series
                    2001 C3, Class A1 SEQ, 5.20%,
                    8/15/33                                              734,569
         1,759,866  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 2.02%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                            1,763,360
         1,418,008  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                      1,450,002
         4,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                4,377,648
           919,399  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             946,722
            58,990  Morgan Stanley Capital I, Series
                    1998 WF1, Class A1 SEQ, 6.25%,
                    3/15/30                                               59,521
           184,388  Nationslink Funding Corp., Series
                    1998-2, Class A1 SEQ, 6.00%,
                    8/20/30                                              190,065
         2,900,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                      2,896,564
         4,500,000  Washington Mutual, Series 2004
                    AR9, Class A7, 4.28%, 8/25/34                      4,530,131
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             28,559,688
(Cost $28,365,895)                                               ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 0.3%
         1,750,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,652,210
         2,360,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 1.60%, 9/1/04
                    (LOC: Keybank N.A.)                                2,360,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             4,012,210
(Cost $4,128,331)                                                ---------------

CERTIFICATES OF DEPOSIT - 0.2%
         3,500,000  Canadian Imperial Bank of
                    Commerce New York, 1.59%,
                    10/15/04 (Acquired 6/14/04,
                    Cost $3,500,000)(3)                                3,499,594
                                                                 ---------------
(Cost $3,500,000)

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS - 0.2%
         3,500,000  TR, 1.30%, 11/15/04(4)                             3,487,596
                                                                 ---------------
(Cost $3,490,800)

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
         2,000,000  Province of Ontario,
                    3.50%, 9/17/07                                     2,021,217
                                                                 ---------------
(Cost $1,992,829)

TEMPORARY CASH INVESTMENTS - 4.1%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 8.88%, 2/15/19, valued at
$205,412), in a joint trading account at 1.50%,
dated 8/31/04, due 9/1/04 (Delivery value
$200,008)                                                                200,000
Repurchase Agreement, State Street Corp.,
(collateralized by various U.S. Treasury
obligations, 1.88% - 4.38%, 9/30/04 - 8/15/12,
valued at $62,103,902), in a joint trading
account at 1.50%, dated 8/31/04, due 9/1/04
(Delivery value $60,602,525)(7)                                       60,600,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      60,800,000
(Cost $60,800,000)                                               ---------------
TOTAL INVESTMENT SECURITIES - 104.1%                               1,561,045,423
                                                                 ---------------
(Cost $1,470,873,657)
OTHER ASSETS AND LIABILITIES - (4.1)%                               (61,549,951)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,499,495,472
                                                                 ===============

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts to Sell         Settlement Date       Value        Unrealized Gain
--------------------------------------------------------------------------------
13,767,890 ZAR for USD         10/1/04        $2,062,092         $64,824
                                            ====================================
(Value on Settlement Date $2,126,916)
*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
ORD = Foreign ORDinary Share
REIT = Real Estate Investment Trust
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.
USD = United States Dollar
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective August 31, 2004.
ZAR = South African Rand
(1) Category is less than 0.05% of total investment securities.
(2) Non-income producing.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at August 31, 2004, was
    $41,963,824, which represented 2.8% of net assets.
(4) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.
(6) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective August 31, 2004.
(7) Security, or a portion thereof, has been segregated for a forward commitment.
(8) Final maturity indicated, unless otherwise noted.
(9) Forward commitment.
(10) The rate indicated is the yield to maturity at purchase.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
1. FEDERAL TAX INFORMATION
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                   $1,491,312,800
                                                                 ---------------
Gross tax appreciation of investments                             $   93,029,908
Gross tax depreciation of investments                               (23,297,285)
                                                                 ---------------
Net tax appreciation of investments                               $   69,732,623
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: AGGRESSIVE FUND
August 31, 2004
[american century logo and text logo]

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS - 75.1%
AEROSPACE & DEFENSE - 1.0%
            54,831  Boeing Co.                                      $  2,863,275
             5,200  Honeywell International Inc.                         187,096
            18,500  L-3 Communications Holdings, Inc.                  1,158,840
             8,800  Raytheon Company                                     305,624
            43,600  Rockwell Collins                                   1,499,404
            19,500  United Technologies Corp.                          1,831,245
                                                                 ---------------
                                                                       7,845,484
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.8%
            53,800  CNF Inc.                                           2,206,875
            39,800  Expeditors International of
                    Washington, Inc.                                   1,941,444
             1,449  FedEx Corporation                                    118,804
            26,300  Ryder System, Inc.                                 1,152,203
            61,000  Transmile Group Bhd ORD                              112,368
            11,050  United Parcel Service, Inc. Cl B                     807,203
            41,000  Yamato Transport Co. Ltd. ORD                        627,298
                                                                 ---------------
                                                                       6,966,195
                                                                 ---------------
AIRLINES(1)
            11,388  Southwest Airlines Co.                               168,770
                                                                 ---------------
AUTO COMPONENTS - 0.7%
            24,850  AAPICO Hitech Public Company
                    Limited ORD                                           18,661
            14,473  Autoliv Inc. SDR                                     604,369
            16,800  Autoliv, Inc.                                        709,800
            20,480  Continental AG ORD                                 1,064,338
            47,600  Cooper Tire & Rubber                               1,077,664
           112,504  Goodyear Tire & Rubber
                    Co. (The)(2)                                       1,235,294
             7,400  Lear Corporation                                     398,712
            11,800  Superior Industries
                    International, Inc.                                  374,060
            18,175  TRW Automotive Holdings
                    Corp.(2)                                             353,867
                                                                 ---------------
                                                                       5,836,765
                                                                 ---------------
AUTOMOBILES - 1.3%
           156,579  Ford Motor Company                                 2,209,330
             9,400  General Motors Corp.                                 388,314
            54,000  Harley-Davidson, Inc.                              3,295,080
            17,150  Hyundai Motor Co. Ltd. ORD                           743,191
        49,172,490  Otokar Otobus Karoseri Sanayi
                    AS ORD(2)                                            194,728
       411,509,460  Tofas Turk Otomobil Fabrik
                    ORD(2)                                               896,967
             3,800  Toyota Motor Corp. ADR                               300,922
            45,400  Toyota Motor Corp. ORD                             1,799,009

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            36,500  Yamaha Motor Co. Ltd. ORD                            542,043
                                                                 ---------------
                                                                      10,369,584
                                                                 ---------------
BEVERAGES - 1.1%
            17,675  Adolph Coors Company Cl B                          1,210,561
             9,400  Anheuser-Busch Companies, Inc.                       496,320
            64,614  Cia Cervecerias Unidas SA ORD                        304,218
            19,480  Coca-Cola Enterprises                                402,262
            66,980  Diageo plc ORD                                       825,978
            51,042  Pepsi Bottling Group Inc.                          1,367,415
            60,900  PepsiCo, Inc.                                      3,044,999
             7,820  Pernod-Ricard SA ORD                                 968,351
             1,115  Quilmes Industrial SA ADR                             19,468
            54,770  SABMiller plc ORD                                    685,336
                                                                 ---------------
                                                                       9,324,908
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
            41,827  Amgen Inc.(2)                                      2,479,923
            19,300  Celgene Corp.(2)                                   1,095,275
            18,200  Neurocrine Biosciences Inc.(2)                       905,814
                                                                 ---------------
                                                                       4,481,012
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            14,800  American Standard Companies
                    Inc.(2)                                              556,628
            20,000  Daikin Industries Ltd. ORD                           522,840
            52,000  Toto Ltd. ORD                                        515,612
                                                                 ---------------
                                                                       1,595,080
                                                                 ---------------
CAPITAL MARKETS - 1.4%
               376  Affiliated Managers Group Inc.(2)                     18,443
            17,700  American Capital Strategies Ltd.                     552,240
            36,124  Edwards (A.G.), Inc.                               1,256,393
            17,657  Goldman Sachs Group, Inc. (The)                    1,582,950
            52,043  Man Group plc ORD                                  1,242,244
            31,500  Merrill Lynch & Co., Inc.                          1,608,705
            41,654  Morgan Stanley                                     2,113,107
            37,400  Northern Trust Corp.                               1,610,070
             3,030  Raymond James Financial, Inc.                         73,387
            18,724  UBS AG ORD                                         1,256,803
                                                                 ---------------
                                                                      11,314,342
                                                                 ---------------
CHEMICALS - 1.1%
            10,700  Air Products & Chemicals, Inc.                       560,466
             4,500  Ecolab Inc.                                          134,640
            14,842  Georgia Gulf Corporation                             563,254
            27,200  Honam Petrochemical
                    Corporation ORD                                    1,048,789
             6,707  Minerals Technologies Inc.                           376,732
            92,080  Monsanto Co.                                       3,370,128
            14,000  PPG Industries, Inc.                                 836,780
             6,800  Rohm and Haas Co.                                    275,604
         3,448,000  Sinopec Shanghai Petrochemical
                    Company Limited Cl H ORD                           1,193,538

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           218,000  Toray Industries Inc. ORD                          1,035,810
                                                                 ---------------
                                                                       9,395,741
                                                                 ---------------
COMMERCIAL BANKS - 5.4%
            30,970  Alpha Bank A.E. ORD                                  754,925
            61,960  Anglo Irish Bank Corporation ORD                   1,034,581
           154,863  Bank of America Corp.                              6,965,737
           121,000  Bank of Yokohama Ltd.
                    (The) ORD                                            721,427
             6,500  BB&T Corporation                                     259,935
            30,371  Comerica Inc.                                      1,826,816
           848,000  Commerce Asset Holdings
                    Bhd ORD                                            1,026,526
            36,110  Commonwealth Bank of
                    Australia ORD                                        770,290
            57,576  Credit Agricole SA ORD                             1,452,594
            48,160  East West BanCorp, Inc.                            1,744,837
            44,016  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  1,678,605
            14,880  Hana Bank ORD                                        334,041
            18,800  KeyCorp                                              589,380
            17,800  Marshall & Ilsley Corp.                              713,424
               110  Mitsubishi Tokyo Financial
                    Group, Inc. ORD                                      993,854
            74,187  National City Corp.                                2,803,527
            34,181  North Fork Bancorporation, Inc.                    1,433,551
            14,700  PNC Financial Services Group                         788,949
         3,814,500  PT Bank Rakyat Indonesia ORD                         702,242
            55,740  Royal Bank of Scotland Group
                    plc ORD                                            1,555,758
            21,590  Shinhan Financial Group Co.,
                    Ltd. ORD                                             365,614
            14,730  Societe Generale Cl A ORD                          1,260,295
               250  Sumitomo Mitsui Financial
                    Group Inc. ORD                                     1,515,777
            25,700  SunTrust Banks, Inc.                               1,750,170
            47,168  Taishin Financial Holdings Co.
                    Ltd. ORD                                              36,032
            41,200  TCF Financial Corp.                                2,623,616
            34,200  U.S. Bancorp                                       1,008,900
           637,500  Union Bank of India Limited ORD                      911,206
            65,112  Wachovia Corp.                                     3,054,404
            36,970  Wells Fargo & Co.                                  2,171,988
             8,300  Zions Bancorporation                                 516,924
                                                                 ---------------
                                                                      43,365,925
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
            46,851  Cendant Corporation                                1,013,387
           131,416  Copart Inc.(2)                                     2,854,356
            54,649  Equifax Inc.                                       1,333,436
            38,800  Monster Worldwide Inc.(2)                            784,924
               308  Pitney Bowes, Inc.                                    13,416
            14,500  R. R. Donnelley & Sons Company                       445,585
            43,800  Republic Services, Inc. Cl A                       1,224,210
            39,598  Waste Management, Inc.                             1,100,428
                                                                 ---------------
                                                                       8,769,742
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.2%
             9,074  Aspect Communications
                    Corporation(2)                                        77,673
           290,255  Cisco Systems Inc.(2)                              5,445,184
           688,164  Gemtek Technology Corp. ORD                        1,420,778
            27,374  Juniper Networks, Inc.(2)                            626,591
           204,043  Motorola, Inc.                                     3,295,294

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            38,500  Nokia Oyj ADR                                        457,380
           130,700  QUALCOMM Inc.                                      4,973,135
            18,710  Research In Motion Ltd.(2)                         1,126,716
           297,530  Telefonaktiebolaget LM Ericsson
                    B Shares ORD(2)                                      801,829
                                                                 ---------------
                                                                      18,224,580
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.3%
            87,934  Dell Inc.(2)                                       3,063,621
            98,391  Hewlett-Packard Co.                                1,760,215
            55,325  International Business
                    Machines Corp.                                     4,685,474
            14,500  PalmOne Inc.(2)                                      473,425
            35,600  Seagate Technology                                   389,108
             2,533  Storage Technology Corp.(2)                           61,425
                                                                 ---------------
                                                                      10,433,268
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.5%
            41,829  ACS, Actividades de Construccion
                    y Servicios, SA ORD                                  713,737
         1,800,800  E&O Property Development
                    Bhd Cl B ORD(2)                                      265,381
           133,610  E&O Property Development
                    Bhd ORD(2)                                             9,142
         1,504,380  Empresas ICA Sociedad
                    Controladora SA de CV ORD(2)                         441,609
            21,660  Grupo Ferrovial SA ORD                               993,666
            91,400  Hyundai Engineering &
                    Construction Co., Ltd. ORD(2)                        841,372
             9,020  Vinci SA ORD                                         965,786
                                                                 ---------------
                                                                       4,230,693
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
             5,010  Cemex SA de CV ADR                                   141,783
         1,736,000  Indocement Tunggal Prakarsa
                    Tbk PT ORD(2)                                        296,435
             9,330  Lafarge SA ORD                                       801,115
            32,400  Martin Marietta Materials, Inc.                    1,457,677
                                                                 ---------------
                                                                       2,697,010
                                                                 ---------------
CONSUMER FINANCE - 1.1%
             8,100  Aiful Corp. ORD                                      813,566
            57,473  American Express Co.                               2,874,800
            13,085  AmeriCredit Corporation(2)                           273,607
            50,423  Capital One Financial Corp.                        3,416,663
            14,524  CompuCredit Corp.(2)                                 273,196
             8,500  ORIX Corporation ORD                                 875,573
             3,494  WFS Financial Inc.(2)                                158,523
                                                                 ---------------
                                                                       8,685,928
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           118,900  Nampak Ltd. ORD                                      250,500
            35,100  Packaging Corp. of America                           803,790
                                                                 ---------------
                                                                       1,054,290
                                                                 ---------------
DISTRIBUTORS(1)
           314,000  Li & Fung Limited ORD                                402,564
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 0.4%
             6,500  iShares Russell 1000 Growth
                    Index Fund                                           291,850
            24,899  Standard and Poor's 500
                    Depositary Receipt                                 2,767,026
                                                                 ---------------
                                                                       3,058,876
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
            11,900  Chicago Mercantile Exchange                        1,584,247
           101,344  Citigroup Inc.                                     4,720,604
            72,970  ING Groep N.V. ORD                                 1,783,164
             2,199  Instinet Group Inc.(2)                                10,863
           130,193  J.P. Morgan Chase & Co.                            5,153,038
                                                                 ---------------
                                                                      13,251,916
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.0%
            14,841  ALLTEL Corp.                                         811,061
            28,554  AT&T Corp.                                           422,028
            71,489  BellSouth Corp.                                    1,913,046
             5,622  CenturyTel Inc.                                      180,972
             6,000  Commonwealth Telephone
                    Enterprise Inc.(2)                                   260,700
            32,800  Deutsche Telekom ORD(2)                              572,865
            18,640  Philippine Long Distance
                    Telephone ORD(2)                                     420,127
         1,292,000  PT Indonesian Satellite Corp.
                    Tbk ORD                                              579,125
            63,478  SBC Communications Inc.                            1,637,098
           165,604  Sprint Corp.                                       3,259,086
            87,810  Tele Norte Leste Participacoes
                    SA ADR                                             1,202,997
             6,480  Telecom Argentina SA ADR(2)                           59,098
           115,556  Telefonica SA ORD                                  1,645,007
            91,610  Telenor ASA ORD                                      663,300
            64,672  Verizon Communications                             2,538,376
           261,103  VolgaTelecom ORD                                     718,033
                                                                 ---------------
                                                                      16,882,919
                                                                 ---------------
ELECTRIC UTILITIES - 1.7%
             5,600  Ameren Corp.                                         262,024
            86,557  CenterPoint Energy, Inc.                             946,934
         7,338,300  Colbun SA ORD                                        797,769
            33,184  Edison International                                 891,986
            44,300  Exelon Corporation                                 1,632,455
            43,350  FirstEnergy Corp.                                  1,744,404
            18,200  FPL Group, Inc.                                    1,259,440
           780,000  Huaneng Power International,
                    Inc. ORD                                             580,000
             1,532  PG&E Corp.(2)                                         44,719
            16,600  PPL Corporation                                      793,978
            41,000  Reliance Energy Ltd. ORD                             578,152
            18,400  Southern Co.                                         558,440
           464,989  Terna SpA ORD(2)                                   1,045,614
            67,940  TXU Corp.                                          2,828,342
            11,500  Wisconsin Energy Corp.                               376,625
                                                                 ---------------
                                                                      14,340,882
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
           110,032  ABB Limited ORD(2)                                   623,734

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            20,400  American Power Conversion Corp.                      342,720
           202,316  Elektrim SA ORD(2)                                   442,856
            23,600  Emerson Electric Co.                               1,469,100
            61,400  Gamesa ORD                                           868,826
            43,100  Rockwell Automation Inc.                           1,680,900
            16,400  Schneider SA ORD                                   1,028,399
                                                                 ---------------
                                                                       6,456,535
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
            54,700  Amphenol Corp. Cl A(2)                             1,644,282
            18,234  Anixter International Inc.                           643,113
            27,314  Arrow Electronics, Inc.(2)                           591,075
            62,410  AU Optronics Corp. ADR                               773,260
            58,000  AVX Corp.                                            671,640
            17,200  Hoya Corp. ORD                                     1,664,465
            32,000  Omron Corp. ORD                                      689,782
            17,680  Phoenix PDE Co. Ltd. ORD(2)                          522,032
            35,880  Tripod Technology Corp. ORD                           41,060
                                                                 ---------------
                                                                       7,240,709
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.5%
             3,799  Baker Hughes Inc.                                    149,415
            23,300  BJ Services Co.(2)                                 1,119,565
            29,600  Lone Star Technologies, Inc.(2)                      909,312
             9,604  Schlumberger Ltd.                                    593,527
            20,100  Smith International, Inc.(2)                       1,145,297
             7,350  Tenaris SA ADR                                       283,343
                                                                 ---------------
                                                                       4,200,459
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
             4,020  7-Eleven Inc.(2)                                      77,666
            77,730  Cia Brasileira de Distribuicao
                    Grupo Pao de Acucar ADR(2)                         1,601,238
             3,590  Costco Wholesale Corporation                         147,800
            34,700  CVS Corp.                                          1,388,000
            26,500  Ito-Yokado Co., Ltd. ORD                             982,022
            28,600  Kroger Co. (The)(2)                                  472,758
           448,000  Lifestyle International Holdings
                    Ltd. ORD(2)                                          597,333
            17,760  Metro AG ORD                                         825,791
            31,817  Shoppers Drug Mart
                    Corporation ORD(2)                                   823,961
            54,912  Supervalu Inc.                                     1,447,480
           375,360  Tesco plc ORD                                      1,801,418
           317,800  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                       1,010,826
            33,900  Wal-Mart Stores, Inc.                              1,785,513
             7,300  Whole Foods Market, Inc.                             567,429
           208,000  Wumart Stores Inc. Cl H ORD(2)                       337,333
                                                                 ---------------
                                                                      13,866,568
                                                                 ---------------
FOOD PRODUCTS - 1.4%
           114,280  Cadbury Schweppes plc ORD                            918,550
            19,800  Campbell Soup Company                                514,008
           675,000  China Mengniu Dairy Co.
                    Ltd. ORD(2)                                          424,038
            24,378  Corn Products International Inc.                   1,125,045

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            15,700  H.J. Heinz Company                                   595,187
            45,800  Kraft Foods Inc.                                   1,432,624
           378,000  Lian Hwa Food Corp. ORD                              105,356
            23,000  McCormick & Company, Inc.                            771,650
             3,120  Nestle SA ORD                                        738,775
            33,270  Royal Numico N.V. ORD(2)                           1,047,798
            20,100  Sara Lee Corp.                                       444,813
           107,196  Tyson Foods, Inc. Cl A                             1,766,591
            24,000  Unilever N.V. New York Shares                      1,441,440
                                                                 ---------------
                                                                      11,325,875
                                                                 ---------------
GAS UTILITIES - 0.2%
            25,500  AGL Resources Inc.                                   777,495
            21,200  NiSource Inc.                                        440,960
            20,000  WGL Holdings Inc.                                    573,000
                                                                 ---------------
                                                                       1,791,455
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
            43,600  Advanced Medical Optics Inc.(2)                    1,622,792
            20,090  Alcon, Inc.                                        1,503,536
            49,100  Bard (C.R.), Inc.                                  2,754,510
            57,300  Baxter International, Inc.                         1,749,942
            14,100  Beckman Coulter Inc.                                 786,639
            37,674  Becton Dickinson & Co.                             1,812,873
           103,972  Boston Scientific Corp.(2)                         3,714,919
            10,000  Cie Generale D'Optique Essilor
                    International SA ORD                                 614,275
            21,400  Cooper Companies, Inc. (The)                       1,240,130
            55,944  Fisher Scientific International(2)                 3,187,130
            24,300  Guidant Corp.                                      1,453,140
            74,941  Hospira Inc.(2)                                    2,075,866
            66,000  Medtronic, Inc.                                    3,283,500
            44,800  Mentor Corp.                                       1,576,064
           232,920  Smith & Nephew plc ORD                             2,101,171
             7,290  Synthes, Inc. ORD                                    780,958
            13,400  Waters Corp.(2)                                      580,354
                                                                 ---------------
                                                                      30,837,799
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.4%
            27,600  Aetna Inc.                                         2,557,139
            43,813  AmerisourceBergen Corp.                            2,370,283
             2,063  Cardinal Health, Inc.                                 93,248
            36,119  CIGNA Corp.                                        2,404,081
            31,809  Coventry Health Care Inc.(2)                       1,615,261
             8,480  Fresenius Medical Care AG ORD                        619,299
            29,500  HCA Inc.                                           1,144,895
             8,345  Humana Inc.(2)                                       158,555
            17,000  Universal Health Services,
                    Inc. Cl B                                            765,850
                                                                 ---------------
                                                                      11,728,611
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
            19,100  Brinker International, Inc.(2)                       581,595
            56,600  Carnival Corporation                               2,591,714

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           974,000  China Travel International
                    Investment Hong Kong
                    Limited ORD                                          199,795
            16,558  CKE Restaurants, Inc.(2)                             198,199
            19,100  Darden Restaurants, Inc.                             401,291
            84,660  Enterprise Inns plc ORD                              835,507
            29,360  Greek Organization of Football
                    Prognostics SA ORD                                   565,387
             8,300  Harrah's Entertainment, Inc.                         399,977
             9,303  Jack in the Box Inc.(2)                              262,717
           117,391  McDonald's Corporation                             3,171,904
            20,560  Orbis SA ORD                                         129,388
            19,600  Outback Steakhouse, Inc.                             767,144
            13,400  Royal Caribbean Cruises Ltd.                         553,420
             4,100  Speedway Motorsports Inc.                            132,307
            40,600  Station Casinos Inc.                               1,867,600
                                                                 ---------------
                                                                      12,657,945
                                                                 ---------------
HOUSEHOLD DURABLES - 1.2%
            32,165  Black & Decker Corporation                         2,217,134
            47,000  Casio Computer Co., Ltd. ORD                         616,061
            15,300  Garmin Ltd.                                          595,323
            45,000  Matsushita Electric Industrial
                    Co., Ltd. ORD                                        607,182
            31,900  Newell Rubbermaid Inc.                               686,807
             3,322  NVR, Inc.(2)                                       1,668,475
            72,000  Sharp Corp. ORD                                    1,010,457
             6,300  Snap-on Incorporated                                 200,151
             3,301  Stanley Works (The)                                  142,801
           262,190  Urbi Desarrollos Urbanos SA
                    de CV ORD(2)                                         841,091
            15,682  Whirlpool Corp.                                      958,797
                                                                 ---------------
                                                                       9,544,279
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.2%
             5,200  Clorox Company                                       274,768
             1,703  Energizer Holdings, Inc.(2)                           70,402
            43,300  Kimberly-Clark Corp.                               2,888,110
           104,360  Kimberly-Clark de Mexico SA
                    de CV Cl A ORD                                       287,086
            83,300  Procter & Gamble Co. (The)                         4,662,302
            70,354  Reckitt Benckiser plc ORD                          1,853,217
                                                                 ---------------
                                                                      10,035,885
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.7%
             7,504  3M Co.                                               618,029
       272,992,370  Dogan Sirketler Grubu
                    Holdings ORD(2)                                      467,854
           149,100  General Electric Co.                               4,888,990
            74,000  Textron Inc.                                       4,698,260
           112,354  Tyco International Ltd.                            3,518,927
                                                                 ---------------
                                                                      14,192,060
                                                                 ---------------
INSURANCE - 2.4%
            31,973  Ace, Ltd.                                          1,232,559
            21,500  Allstate Corp.                                     1,015,015
            52,340  American International Group, Inc.                 3,728,701
            76,237  Axa ORD                                            1,560,087
            38,829  Berkley (W.R.) Corp.                               1,567,915

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            13,200  Chubb Corp.                                          897,732
            13,200  Hartford Financial Services
                    Group Inc. (The)                                     807,312
            20,100  Horace Mann Educators Corp.                          341,097
            10,700  Jefferson-Pilot Corp.                                512,530
           681,030  Legal & General Group plc ORD                      1,222,571
            13,600  Loews Corp.                                          772,480
            42,600  Marsh & McLennan
                    Companies Inc.                                     1,903,794
            71,500  MetLife, Inc.                                      2,663,375
             2,180  Nationwide Financial Services Inc.                    75,842
           106,200  QBE Insurance Group
                    Limited ORD                                          948,932
               908  St. Paul Travelers Companies,
                    Inc. (The)                                            31,499
            10,600  Torchmark Corp.                                      545,688
             8,475  UICI                                                 235,690
                                                                 ---------------
                                                                      20,062,819
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
            15,300  eBay Inc.(2)                                       1,324,062
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.7%
           128,366  Earthlink Inc.(2)                                  1,284,944
            36,372  United Online, Inc.(2)                               348,444
            55,000  VeriSign, Inc.(2)                                    954,800
            14,900  Websense Inc.(2)                                     571,415
                21  Yahoo Japan Corporation ORD(2)                       202,256
            74,786  Yahoo! Inc.(2)                                     2,132,149
                                                                 ---------------
                                                                       5,494,008
                                                                 ---------------
IT SERVICES - 1.1%
            70,344  Accenture Ltd. Cl A(2)                             1,835,978
            20,043  Acxiom Corp.                                         450,366
               578  CACI International Inc.(2)                            28,143
            15,500  Certegy Inc.                                         594,890
            44,869  Computer Sciences Corp.(2)                         2,079,678
            11,544  DST Systems, Inc.(2)                                 522,251
            22,700  Electronic Data Systems Corp.                        436,294
            48,900  First Data Corp.                                   2,066,025
            11,700  Fiserv, Inc.(2)                                      406,926
            25,800  Hughes Software Systems
                    Limited ORD                                          303,038
            17,684  Sabre Holdings Corp.                                 406,732
            12,547  Tata Consultancy Services
                    Ltd. ORD(2)                                          267,641
                                                                 ---------------
                                                                       9,397,962
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
            86,000  Asia Optical Co. Inc. ORD                            469,252
            75,055  Eastman Kodak Co.                                  2,220,127
            17,400  Mattel, Inc.                                         279,966
           292,350  O-TA Precision Industry Co
                    Ltd. ORD                                             590,650
                                                                 ---------------
                                                                       3,559,995
                                                                 ---------------
MACHINERY - 1.3%
            32,947  Cummins Inc.                                       2,217,003

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            71,130  Daewoo Heavy Industries &
                    Machinery Ltd. ORD(2)                                551,003
            64,020  Daewoo Shipbuilding & Marine
                    Engineering Co. Ltd. ORD                             719,982
            21,154  Dover Corp.                                          798,140
            26,400  Eaton Corp.                                        1,593,240
            12,600  Illinois Tool Works Inc.                           1,150,254
             9,600  Ingersoll-Rand Company                               624,096
             8,100  Parker-Hannifin Corp.                                440,397
            20,840  Pentair, Inc.                                        692,722
            16,500  Terex Corp.(2)                                       596,145
            28,400  Volvo AB Cl B ORD                                    971,863
                                                                 ---------------
                                                                      10,354,845
                                                                 ---------------
MARINE - 0.2%
                80  AP Moller - Maersk AS ORD                            542,604
            78,340  Hyundai Merchant Marine ORD(2)                       714,347
           858,900  Wan Hai Lines Limited ORD                            775,175
                                                                 ---------------
                                                                       2,032,126
                                                                 ---------------
MEDIA - 2.0%
             5,902  ADVO, Inc.                                           174,581
            19,370  Agora SA ORD(2)                                      280,897
           106,316  Disney (Walt) Co.                                  2,386,794
            15,500  Dow Jones & Co. Inc.                                 636,275
             9,100  Gannett Co., Inc.                                    770,770
             8,003  McGraw-Hill Companies,
                    Inc. (The)                                           606,067
            26,000  New York Times Co. (The) Cl A                      1,056,120
           106,920  Pearson plc ORD                                    1,195,047
             7,300  Pixar(2)                                             567,356
            18,488  Regal Entertainment Group                            340,549
           204,674  Time Warner Inc.(2)                                3,346,420
            60,000  Univision Communications Inc.
                    Cl A(2)                                            1,980,000
            13,300  Valassis Communications, Inc.(2)                     375,858
             9,100  Viacom, Inc. Cl B                                    303,121
            65,890  Vivendi Universal SA ORD(2)                        1,628,621
            34,900  XM Satellite Radio
                    Holdings Inc.(2)                                     958,703
                                                                 ---------------
                                                                      16,607,179
                                                                 ---------------
METALS & MINING - 1.9%
            18,700  Alcoa Inc.                                           605,506
            49,710  Anglo American plc ORD                             1,128,090
            69,820  Antofagasta plc ORD                                1,257,173
            42,100  Banpu Public Company
                    Limited ORD                                          142,643
           161,594  BHP Billiton Limited ORD                           1,498,683
            16,435  China Steel Corp. GDR                                303,719
           216,000  China Steel Corp. ORD                                202,590
            79,490  Gold Fields Limited ORD                              965,947
           317,961  Grupo Mexico SA de CV ORD(2)                       1,137,371
            10,380  Impala Platinum Holdings
                    Limited ORD                                          872,407
            17,200  Inco Ltd.(2)                                         587,208
            61,080  Ispat Iscor Limited ORD                              432,012
           655,000  Jiangxi Copper Co. Ltd. ORD                          300,208
           199,680  KGHM Polska Miedz SA ORD(2)                        1,639,072
            35,821  Nucor Corp.                                        2,804,426
            14,303  Phelps Dodge Corp.                                 1,166,553

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             4,480  POSCO ORD                                            643,891
                                                                 ---------------
                                                                      15,687,499
                                                                 ---------------
MULTILINE RETAIL - 1.5%
            13,600  Dollar General Corp.                                 267,920
            47,519  Federated Department Stores, Inc.                  2,062,325
            77,900  J.C. Penney Co. Inc. Holding
                    Company                                            2,985,128
            24,800  Kohl's Corp.(2)                                    1,227,104
            64,034  May Department Stores Co. (The)                    1,569,473
            46,050  Next plc ORD                                       1,236,281
            10,800  Sears, Roebuck & Co.                                 413,424
            61,500  Target Corporation                                 2,741,670
                                                                 ---------------
                                                                      12,503,325
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            22,000  Canon, Inc. ORD                                    1,053,385
             5,813  Xerox Corp.(2)                                        78,069
            15,182  Zebra Technologies Corp. Cl A(2)                     867,651
                                                                 ---------------
                                                                       1,999,105
                                                                 ---------------
OIL & GAS - 5.0%
            37,900  Apache Corp.                                       1,693,751
            11,000  BP plc ADR                                           590,700
           319,880  BP plc ORD                                         2,843,796
            44,258  ChevronTexaco Corp.                                4,315,154
            19,822  ConocoPhillips                                     1,475,351
            24,760  EnCana Corp. ORD                                   1,011,975
            13,185  EOG Resources Inc.                                   761,697
           141,895  Exxon Mobil Corp.                                  6,541,359
           184,000  Formosa Petrochemical
                    Corp. ORD                                            293,054
            63,340  LUKOIL ORD                                         1,871,697
            13,830  Mol Magyar Olaj-es Gazipari
                    Rt. ORD                                              602,643
            11,200  Murphy Oil Corp.                                     845,712
            16,990  Norsk Hydro ASA ORD                                1,062,184
            36,100  Occidental Petroleum Corp.                         1,864,565
            52,280  PetroKazakhstan Inc. Cl A
                    New York Shares                                    1,566,832
            67,100  Reliance Industries Ltd. ORD                         688,965
            28,110  Repsol YPF SA ORD                                    582,428
            61,000  Royal Dutch Petroleum Co.
                    New York Shares                                    3,092,090
           438,000  Sinopec Zhenhai Refining &
                    Chemical Co. Ltd. Cl H ORD                           421,154
            19,473  Sunoco, Inc.                                       1,197,590
            15,800  Teekay Shipping Corp.                                553,790
            15,390  Total SA Cl B ORD                                  3,003,049
             4,072  Valero Energy Corp.                                  268,874
            49,163  Western Gas Resources Inc.                         1,372,631
            47,400  Williams Companies, Inc. (The)                       563,586
            40,207  XTO Energy Inc.                                    1,127,404
                                                                 ---------------
                                                                      40,212,031
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.8%
            21,940  Georgia-Pacific Corp.                                745,521
            41,807  Louisiana-Pacific Corp.                            1,030,961

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            26,700  Potlatch Corp.                                     1,145,430
           128,040  Sappi Ltd. ORD                                     1,805,250
            21,590  Votorantim Celulose e Papel
                    SA ADR                                               758,457
            13,000  Weyerhaeuser Co.                                     812,630
                                                                 ---------------
                                                                       6,298,249
                                                                 ---------------
PERSONAL PRODUCTS - 0.7%
            15,300  Alberto-Culver Company Cl B                          738,837
             3,781  Estee Lauder Companies,
                    Inc. Cl A                                            166,175
           101,800  Gillette Company                                   4,326,500
            31,674  Nu Skin Enterprises Inc., Cl A                       817,823
                                                                 ---------------
                                                                       6,049,335
                                                                 ---------------
PHARMACEUTICALS - 4.7%
            36,900  Abbott Laboratories                                1,538,361
            17,120  AstraZeneca plc ORD                                  789,186
            62,400  Bristol-Myers Squibb Co.                           1,480,752
            56,400  Chugai Pharmaceutical Co.
                    Ltd. ORD                                             832,911
            15,500  Eli Lilly and Company                                983,475
             2,950  Gedeon Richter Rt. ORD                               316,133
            23,370  Hanmi Pharm Co. Ltd. ORD                             725,556
           138,694  Johnson & Johnson                                  8,058,120
            81,779  Merck & Co., Inc.                                  3,677,602
            85,449  Novartis AG ORD                                    3,955,441
           194,013  Pfizer, Inc.                                       6,338,404
            51,256  Roche Holding AG ORD                               4,974,245
            30,450  Salix Pharmaceuticals Ltd.(2)                        712,226
             7,100  Schering-Plough Corp.                                131,066
            59,662  Teva Pharmaceutical Industries
                    Ltd. ADR                                           1,625,790
            24,400  Watson Pharmaceuticals, Inc.(2)                      671,976
           195,000  Yung Shin Pharmaceutical
                    Industries Co. ORD                                   147,810
            54,726  Zentiva N.V. ORD(2)                                1,244,841
                                                                 ---------------
                                                                      38,203,895
                                                                 ---------------
REAL ESTATE - 0.2%
            10,000  Boston Properties Inc.                               554,800
            28,963  Desarrolladora Homex SA de
                    CV ADR(2)                                            497,584
             2,263  Host Marriott Corp.(2)                                30,211
           238,000  MK Land Holdings Bhd ORD                             144,053
             5,242  Plum Creek Timber Co. Inc. REIT                      173,196
                                                                 ---------------
                                                                       1,399,844
                                                                 ---------------
ROAD & RAIL - 0.7%
            16,000  Burlington Northern Santa
                    Fe Corp.                                             572,800
            12,600  Canadian National Railway Co.                        574,182
            20,700  Norfolk Southern Corp.                               587,880
            34,014  Union Pacific Corp.                                1,942,540
            52,300  Yellow Roadway Corp.(2)                            2,146,392
                                                                 ---------------
                                                                       5,823,794
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.6%
            60,200  Altera Corp.(2)                                    1,138,984
            39,200  Applied Materials, Inc.(2)                           622,888
            72,480  Hynix Semiconductor Inc. ORD(2)                      657,765
           262,181  Intel Corp.                                        5,581,834
            40,400  Linear Technology Corp.                            1,445,108
           278,000  Novatek Microelectronics
                    Corp., Ltd. ORD                                      709,246
           218,500  Powertech Technology Inc. ORD                        380,224
            16,362  Powertech Technology Inc.
                    Rights(2)                                              7,721
             6,450  Samsung Electronics ORD                            2,526,227
            18,713  Teradyne, Inc.(2)                                    240,836
                                                                 ---------------
                                                                      13,310,833
                                                                 ---------------
SOFTWARE - 2.0%
            25,420  Amdocs Ltd.(2)                                       510,942
            26,600  Computer Associates
                    International, Inc.                                  644,252
           256,529  Microsoft Corporation                              7,003,241
             5,324  NAVTEQ Corp.(2)                                      175,053
            63,245  Novell, Inc.(2)                                      373,146
           151,470  Oracle Corp.(2)                                    1,510,156
            19,603  Reynolds & Reynolds Co. Cl A                         481,646
            46,800  SAP AG ADR                                         1,706,328
             9,800  SAP AG ORD                                         1,430,323
            48,900  Symantec Corp.(2)                                  2,345,244
            42,700  Synopsys, Inc.(2)                                    681,492
                                                                 ---------------
                                                                      16,861,823
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
            56,600  American Eagle Outfitters, Inc.(2)                 1,884,780
            24,185  Barnes & Noble Inc.(2)                               835,834
            29,270  Blockbuster Inc.                                     235,038
             8,432  Claire's Stores Inc.                                 205,235
             3,610  Edgars Consolidated Stores
                    Ltd. ORD                                              90,724
           168,000  Esprit Holdings Limited ORD                          809,846
            13,400  Fast Retailing Company
                    Limited ORD                                          971,014
            31,057  Gap, Inc. (The)                                      582,008
             1,009  Home Depot, Inc.                                      36,889
            23,400  Limited Brands                                       469,872
            10,647  Rent-A-Center Inc.(2)                                320,475
            10,200  Ross Stores, Inc.                                    215,730
            27,775  Sherwin-Williams Co.                               1,147,108
            38,900  Urban Outfitters Inc.(2)                           1,180,615
                                                                 ---------------
                                                                       8,985,168
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
             4,160  Adidas-Salomon AG ORD                                535,566
            14,600  Coach Inc.(2)                                        615,390
            25,070  Compagnie Financiere
                    Richemont AG A Shares ORD                            641,194
             4,099  Jones Apparel Group, Inc.                            146,293
            29,100  Liz Claiborne, Inc.                                1,107,837
            23,800  NIKE, Inc. Cl B                                    1,792,378
            17,700  Pantaloon Retail India
                    Ltd. ORD(2)                                          160,185
             4,800  Puma AG Rudolf Dassler
                    Sport ORD                                          1,174,260

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             7,500  Reebok International Ltd.                            254,775
             8,700  VF Corp.                                             429,258
                                                                 ---------------
                                                                       6,857,136
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.4%
            63,808  Countrywide Financial
                    Corporation                                        2,268,374
            55,100  Freddie Mac                                        3,698,313
            30,400  MGIC Investment Corp.                              2,075,408
             9,389  New Century Financial Corp.                          503,626
            97,430  W Holding Company, Inc.                            1,728,408
            25,200  Washington Mutual, Inc.                              978,516
                                                                 ---------------
                                                                      11,252,645
                                                                 ---------------
TOBACCO - 0.3%
            20,200  Altria Group Inc.                                    988,790
            17,712  Reynolds American Inc.                             1,337,256
                                                                 ---------------
                                                                       2,326,046
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.6%
            22,100  Fastenal Company                                   1,387,438
           187,000  Mitsui & Co. Ltd. ORD                              1,526,601
            46,081  MSC Industrial Direct Co.                          1,431,737
            37,780  Wolseley plc ORD                                     578,360
                                                                 ---------------
                                                                       4,924,136
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.1%
            41,168  Abertis Infraestructuras SA ORD                      741,595
           296,000  Cosco Pacific Limited ORD                            444,000
                                                                 ---------------
                                                                       1,185,595
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.2%
            85,054  Alamosa Holdings Inc.(2)                             697,443
            29,840  America Movil SA de CV
                    Series L ADR                                       1,022,020
           278,000  Digi.Com Bhd ORD(2)                                  345,305
           371,848  mmO2 plc ORD(2)                                      602,122
            15,750  Mobile Telesystems ADR                             2,037,420
            10,200  MobiNil - Egyptian Company
                    Mobile Services ORD                                  155,475
           135,260  MTN Group Limited ORD                                620,823
            23,626  Nextel Communications, Inc.(2)                       547,887
            77,900  NII Holdings Inc. Cl B(2)                          2,855,036
            19,790  Orascom Telecom Holding
                    SAE ORD(2)                                           453,844
            20,100  Vodafone Group plc ADR                               460,290
                                                                 ---------------
                                                                       9,797,665
                                                                 ---------------
TOTAL COMMON STOCKS                                                  619,085,774
(Cost $567,033,621)                                              ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
BEVERAGES(1)
            69,280  Embotelladora Andina SA ORD                          130,142
                                                                 ---------------
METALS & MINING - 0.1%
            47,200  Usinas Siderurgicas de Minas
                    Gerais SA Cl A ORD                                   747,421
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                   877,563
(Cost $614,850)                                                  ---------------

CORPORATE BONDS - 7.8%
AUTO COMPONENTS - 0.1%
          $100,000  Dana Corp., 6.50%, 3/1/09                            106,750
           100,000  Lear Corp., 8.11%, 5/15/09                           116,163
           190,000  Lear Corp., 5.75%, 8/1/14
                    (Acquired 7/29/04, Cost
                    $189,616)(3)                                         196,443
           201,000  TRW Automotive Inc., 9.375%,
                    2/15/13                                              232,658
                                                                 ---------------
                                                                         652,014
                                                                 ---------------
AUTOMOBILES - 0.1%
           750,000  DaimlerChrysler N.A. Holding
                    Corp., 7.30%, 1/15/12                                848,587
                                                                 ---------------
BEVERAGES - 0.1%
           300,000  Diageo Capital plc, 3.375%,
                    3/20/08                                              299,647
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired
                    8/6/03-1/6/04, Cost
                    $251,108)(3)                                         254,562
                                                                 ---------------
                                                                         554,209
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
           500,000  Maax Corp., 9.75%, 6/15/12
                    (Acquired 5/27/04, Cost
                    $512,500)(3)                                         530,000
           125,000  THL Buildco Inc., 8.50%, 9/1/14
                    (Acquired 8/12/04, Cost
                    $125,000)(3)                                         130,938
                                                                 ---------------
                                                                         660,938
                                                                 ---------------
CAPITAL MARKETS - 0.2%
           200,000  Credit Suisse First Boston USA
                    Inc., VRN, 1.83%, 9/19/04, resets
                    quarterly off the 3-month LIBOR
                    plus 0.28% with no caps                              200,860
           500,000  Goldman Sachs Group Inc.,
                    5.25%, 10/15/13                                      508,813
           300,000  Merrill Lynch & Co., Inc., 2.07%,
                    6/12/06                                              299,679
           150,000  Morgan Stanley, 4.25%, 5/15/10                       149,920
           250,000  Refco Finance Holdings LLC,
                    9.00%, 8/1/12 (Acquired
                    7/22/04, Cost $250,000)(3)                           260,000
                                                                 ---------------
                                                                       1,419,272
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
CHEMICALS - 0.2%
           250,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                      258,750
           500,000  Huntsman International Holdings
                    LLC, 13.17%, 12/31/09(4)                             257,500
           450,000  Lyondell Chemical Co., 9.50%,
                    12/15/08                                             483,188
           500,000  United Industries Corp., 9.875%,
                    4/1/09                                               526,250
                                                                 ---------------
                                                                       1,525,688
                                                                 ---------------
COMMERCIAL BANKS - 0.2%
           650,000  Bank of America Corp., 4.375%,
                    12/1/10                                              654,905
           350,000  US Bancorp, 2.75%, 3/30/06                           351,225
           450,000  Wachovia Corporation, 5.25%,
                    8/1/14                                               461,328
                                                                 ---------------
                                                                       1,467,458
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           300,000  Allied Waste North America,
                    6.375%, 4/15/11                                      296,250
           200,000  Allied Waste North America, Inc.,
                    Series 1998 B, 7.625%, 1/1/06                        210,750
           275,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        296,313
           425,000  Cenveo Corp., 7.875%, 12/1/13                        406,938
           150,000  Quebecor World Capital Corp.,
                    6.125%, 11/15/13                                     148,161
           100,000  RR Donnelley & Sons Co., 3.75%,
                    4/1/09 (Acquired 3/3/04, Cost
                    $99,852)(3)                                           98,488
           550,000  United Rentals North America
                    Inc., 6.50%, 2/15/12                                 525,249
                                                                 ---------------
                                                                       1,982,149
                                                                 ---------------
CONSTRUCTION & ENGINEERING(1)
            79,000  Integrated Electrical Services Inc.,
                    Series 1999 B, 9.375%, 2/1/09                         76,235
           275,000  Integrated Electrical Services Inc.,
                    Series 2001 C, 9.375%, 2/1/09                        265,375
            32,000  URS Corp., 12.25%, 5/1/09                             34,400
                                                                 ---------------
                                                                         376,010
                                                                 ---------------
CONSTRUCTION MATERIALS(1)
           225,000  Associated Materials Inc., 9.75%,
                    4/15/12                                              256,500
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           200,000  American Express Centurion
                    Bank, 4.375%, 7/30/09                                204,816
           500,000  American Honda Finance Corp.,
                    VRN, 2.06%, 11/15/04, resets
                    quarterly off the 3-month LIBOR
                    plus 0.35% with no caps
                    (Acquired 10/30/03,
                    Cost $501,930)(3)                                    500,381
                                                                 ---------------
                                                                         705,197
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
           250,000  Ball Corp., 7.75%, 8/1/06                            268,438
           500,000  Graham Packaging Co. Capital,
                    8.75%, 1/15/08                                       516,250
           500,000  Graham Packaging Co., Series B,
                    10.75%, 1/15/09                                      521,875
                                                                 ---------------
                                                                       1,306,563
                                                                 ---------------
DIVERSIFIED - 1.4%
            34,800  iShares GS $ InvesTop Corporate
                    Bond Fund (5)                                      3,892,031

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
         5,930,233  Lehman Brothers
                    TRAINS(reg.sm), Series 2004-1,
                    8.21%, 8/1/15 (Acquired
                    5/18/04, Cost $5,974,710)(3)                       6,336,572
           777,000  Morgan Stanley
                    TRACERS(reg.sm), 7.72%,
                    3/1/32 (Acquired 3/15/02-
                    8/28/02, Cost $821,178)(3)                           921,029
                                                                 ---------------
                                                                      11,149,632
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
           300,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       309,687
           500,000  Citigroup Inc., 7.25%, 10/1/10                       588,974
           250,000  Ford Motor Credit Co., 5.80%,
                    1/12/09                                              258,459
           450,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                             493,056
           250,000  Ford Motor Credit Co., 7.00%,
                    10/1/13                                              262,880
           350,000  JPMorgan Chase & Co., 6.75%,
                    2/1/11                                               391,761
                                                                 ---------------
                                                                       2,304,817
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
           300,000  Ameritech Capital Funding,
                    6.25%, 5/18/09                                       326,448
           250,000  British Telecommunications plc,
                    7.00%, 5/23/07                                       272,939
            40,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                        48,444
           150,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           152,861
           100,000  France Telecom, 8.75%, 3/1/11                        119,420
           125,000  Intelsat Ltd., 6.50%, 11/1/13                        107,824
           400,000  Qwest Capital Funding Inc.,
                    7.75%, 8/15/06                                       402,000
           450,000  Qwest Services Corp., 14.00%,
                    12/15/04 (Acquired
                    7/24/03-8/11/04,
                    Cost $509,938)(3)                                    525,374
           450,000  Sprint Capital Corp., 8.375%,
                    3/15/12                                              543,063
           300,000  Verizon New England Inc.,
                    4.75%, 10/1/13                                       292,838
                                                                 ---------------
                                                                       2,791,211
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
           250,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 270,463
           300,000  MSW Energy Holdings LLC,
                    8.50%, 9/1/10                                        328,500
           400,000  NRG Energy Inc., 8.00%,
                    12/15/13 (Acquired 12/19/03,
                    Cost $414,000)(3)                                    422,000
           250,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        251,752
           200,000  Tampa Electric Co., 6.375%,
                    8/15/12                                              217,838
           200,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                      201,662
                                                                 ---------------
                                                                       1,692,215
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.1%
           455,000  Solectron Corp., 9.625%, 2/15/09                     502,775
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
           275,000  BRL Universal Equipment,
                    8.875%, 2/15/08                                      294,938
           400,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     428,000
           625,000  Newpark Resources, 8.625%,
                    12/15/07                                             640,625
                                                                 ---------------
                                                                       1,363,563
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING(1)
           350,000  Safeway Inc., 6.50%, 3/1/11                          383,188
                                                                 ---------------
FOOD PRODUCTS(1)
           350,000  Cadbury Schweppes US Finance
                    LLC, 5.125%, 10/1/13
                    (Acquired 9/22/03-10/8/03,
                    Cost $348,086)(3)                                    355,573
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           300,000  Beckman Coulter Inc., 7.45%,
                    3/4/08                                               337,260
           275,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                      297,688
           275,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     280,500
                                                                 ---------------
                                                                         915,448
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           500,000  Alliance Imaging Inc., 10.375%,
                    4/15/11                                              538,750
           350,000  Genesis HealthCare Corp., 8.00%,
                    10/15/13                                             375,375
           250,000  Mariner Health Care Inc., 8.25%,
                    12/15/13 (Acquired 2/6/04,
                    Cost $250,938)(3)                                    266,250
                                                                 ---------------
                                                                       1,180,375
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
           325,000  Equinox Holdings Inc., 9.00%,
                    12/15/09 (Acquired 12/12/03,
                    Cost $335,156)(3)                                    334,750
           475,000  Friendly Ice Cream Corp.,
                    8.375%, 6/15/12                                      460,750
           250,000  Hollywood Casino Shreveport
                    Corp., 13.00%, 8/1/06                                204,375
           500,000  Isle of Capri Casinos Inc., 7.00%,
                    3/1/14                                               497,500
           300,000  MGM Mirage, 6.00%, 10/1/09                           306,000
           375,000  Park Place Entertainment Corp.,
                    9.375%, 2/15/07                                      416,250
           125,000  Penn National Gaming Inc.,
                    11.125%, 3/1/08                                      136,875
           275,000  Penn National Gaming Inc.,
                    8.875%, 3/15/10                                      302,500
           425,000  Poster Financial Group Inc.,
                    8.75%, 12/1/11                                       437,750
           375,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                         427,500
           200,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      208,500
           225,000  Six Flags Inc., 8.875%, 2/1/10                       210,375
           200,000  Six Flags Inc., 9.75%, 4/15/13                       187,000
           225,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       253,125
           425,000  Trump Casino Holdings LLC,
                    12.625%, 3/15/10                                     434,031
           225,000  Venetian Casino Resort LLC,
                    11.00%, 6/15/10                                      257,344
           450,000  Yum! Brands Inc., 8.875%,
                    4/15/11                                              558,082
                                                                 ---------------
                                                                       5,632,707
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
           500,000  Atrium Companies Inc., Series B,
                    10.50%, 5/1/09                                       527,500
           125,000  Beazer Homes USA Inc.,
                    8.375%, 4/15/12                                      136,563
           100,000  KB Home, 9.50%, 2/15/11                              112,000
           275,000  Meritage Corporation, 9.75%,
                    6/1/11                                               308,000
           425,000  Sealy Mattress Co., 8.25%,
                    6/15/14 (Acquired
                    3/30/04-5/27/04, Cost
                    $422,250)(3)                                         440,938
           225,000  Standard-Pacific Corp., 9.25%,
                    4/15/12                                              257,063
           500,000  WCI Communities Inc.,
                    10.625%, 2/15/11                                     564,999

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           200,000  William Lyon Homes Inc.,
                    10.75%, 4/1/13                                       230,000
                                                                 ---------------
                                                                       2,577,063
                                                                 ---------------
HOUSEHOLD PRODUCTS(1)
           300,000  Dial Corp., 7.00%, 8/15/06                           322,710
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
           190,000  General Electric Capital Corp.,
                    4.25%, 12/1/10                                       190,738
           300,000  General Electric Co., 5.00%,
                    2/1/13                                               309,128
                                                                 ---------------
                                                                         499,866
                                                                 ---------------
INSURANCE - 0.1%
           350,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $349,314)(3)                            357,332
           250,000  American International Group
                    Inc., 4.25%, 5/15/13                                 241,107
           300,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                              316,062
           300,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $299,994)(3)                                    305,134
                                                                 ---------------
                                                                       1,219,635
                                                                 ---------------
INTERNET & CATALOG RETAIL(1)
            50,000  InterActiveCorp, 7.00%, 1/15/13                       54,673
                                                                 ---------------
MACHINERY(1)
           375,000  Key Components, Inc., 10.50%,
                    6/1/08                                               386,250
                                                                 ---------------
MEDIA - 0.6%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12 (Acquired
                    3/30/04, Cost $400,000)(3)                           411,999
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14 (Acquired
                    6/9/04, Cost $325,000)(3)                            346,938
           150,000  Charter Communications
                    Holdings LLC, 0.00%, 1/15/05(6)                      121,500
           275,000  Charter Communications
                    Holdings LLC, 9.92%, 4/1/11                          218,625
           500,000  Cinemark Inc., 0.00%, 3/15/09(6)                     346,875
           300,000  Comcast Cable Communications,
                    8.375%, 5/1/07                                       337,474
           500,000  Comcast Corp., 5.50%, 3/15/11                        520,528
           350,000  CSC Holdings Inc., 7.875%,
                    12/15/07                                             373,625
           250,000  CSC Holdings Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04, Cost
                    $241,250)(3)                                         250,000
           500,000  Dex Media Inc., 0.00%, 11/15/08
                    (Acquired 11/6/03-3/8/04, Cost
                    $334,094)(3)(6)                                      368,750
           250,000  Dex Media Inc., 8.00%, 11/15/13
                    (Acquired 4/20/04, Cost
                    $246,875)(3)                                         260,625
           300,000  Imax Corp., 9.625%, 12/1/10
                    (Acquired 11/19/03, Cost
                    $301,250)(3)                                         297,375
           225,000  Mediacom LLC, 9.50%, 1/15/13                         221,625
           100,000  News America Holdings, 7.75%,
                    1/20/24                                              116,887
           125,000  Primedia Inc., 8.875%, 5/15/11                       123,125

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           300,000  Walt Disney Company, 5.50%,
                    12/29/06                                             315,335
                                                                 ---------------
                                                                       4,631,286
                                                                 ---------------
METALS & MINING - 0.1%
           350,000  IPSCO Inc., 8.75%, 6/1/13                            397,250
           150,000  Massey Energy Co., 6.625%,
                    11/15/10                                             156,000
                                                                 ---------------
                                                                         553,250
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED
POWER - 0.1%
           300,000  AES Corp. (The), 8.875%,
                    2/15/11                                              330,000
           500,000  AES Corp. (The), 8.75%,
                    5/15/13 (Acquired 5/14/04,
                    Cost $510,000)(3)                                    558,750
           300,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      304,945
                                                                 ---------------
                                                                       1,193,695
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           150,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07
                    (Acquired 7/13/04,
                    Cost $149,801)(3)                                    151,819
           350,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09
                    (Acquired 7/13/04-7/15/04,
                    Cost $350,957)(3)                                    358,198
                                                                 ---------------
                                                                         510,017
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
           500,000  Xerox Corp., 6.875%, 8/15/11                         520,000
                                                                 ---------------
OIL & GAS - 0.4%
           300,000  Devon Energy Corp.,
                    2.75%, 8/1/06                                        298,631
           350,000  El Paso Corp., 7.875%, 6/15/12                       338,625
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      585,750
           450,000  Kinder Morgan Energy Partners
                    L.P., 5.00%, 12/15/13                                443,241
           389,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       440,543
           300,000  Pacific Energy Partners L.P. /
                    Pacific Energy Finance Corp.,
                    7.125%, 6/15/14 (Acquired
                    6/10/04, Cost $294,762)(3)                           318,750
           225,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      232,875
           300,000  Williams Cos Inc., 8.125%,
                    3/15/12                                              346,500
           300,000  XTO Energy Inc., 6.25%, 4/15/13                      325,863
                                                                 ---------------
                                                                       3,330,778
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           475,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       533,188
           250,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       255,625
           300,000  Tembec Industries Inc.,
                    7.75%, 3/15/12                                       304,500
                                                                 ---------------
                                                                       1,093,313
                                                                 ---------------
PERSONAL PRODUCTS(1)
           325,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                 349,375
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS(1)
           100,000  Schering-Plough Corp., 5.30%,
                    12/1/13                                              103,628
                                                                 ---------------
ROAD & RAIL - 0.1%
           300,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        316,004
           200,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                              242,530
                                                                 ---------------
                                                                         558,534
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.1%
           500,000  Amkor Technology Inc.,
                    7.75%, 5/15/13                                       422,500
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           375,000  Amscan Holdings Inc., 8.75%,
                    5/1/14 (Acquired 4/27/04,
                    Cost $380,156)(3)                                    375,469
           350,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       370,125
           200,000  Couche-Tard US L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       212,000
           400,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                             367,000
           225,000  United Auto Group, Inc., 9.625%,
                    3/15/12                                              250,875
                                                                 ---------------
                                                                       1,575,469
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(1)
           200,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                      211,000
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
         2,000,000  Fannie Mae, VRN, 1.34%,
                    9/11/04, resets quarterly off
                    the 3-month LIBOR minus
                    0.09% with no caps                                 2,000,014
           290,000  Washington Mutual Bank FA,
                    5.65%, 8/15/14                                       301,503
                                                                 ---------------
                                                                       2,301,517
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           300,000  AT&T Wireless Services Inc.,
                    7.875%, 3/1/11                                       354,049
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       525,000
           300,000  Nextel Partners Inc., 8.125%,
                    7/1/11                                               314,250
           325,000  Ubiquitel Inc., 9.875%, 3/1/11                       334,750
                                                                 ---------------
                                                                       1,528,049
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 63,968,697
(Cost $61,878,290)                                               ---------------

U.S. TREASURY SECURITIES - 4.0%
         1,400,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21                                           1,917,454
         1,300,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23                                            1,510,490
           900,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31                                              958,501
         1,106,908  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                              1,130,041
         7,000,000  U.S. Treasury Notes, 2.00%,
                    8/31/05                                            7,005,201
        14,000,000  U.S. Treasury Notes, 3.125%,
                    5/15/07                                           14,173,907
         5,400,000  U.S. Treasury Notes, 4.00%,
                    6/15/09                                            5,571,493

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           300,000  U.S. Treasury Notes, 4.75%,
                    5/15/14                                              314,942
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        32,582,029
(Cost $32,190,401)                                               ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(7) - 3.9%
         2,100,000  FHLMC, 5.00%, settlement date
                    9/20/04(8)                                         2,138,719
         3,135,000  FHLMC, 6.00%, settlement date
                    10/14/04(8)                                        3,231,990
             5,971  FHLMC, 6.50%, 12/1/12                                  6,360
            81,613  FHLMC, 7.00%, 6/1/14                                  86,584
         1,479,068  FHLMC, 4.50%, 1/1/19                               1,482,171
            16,372  FHLMC, 7.00%, 8/1/29                                  17,495
           120,872  FHLMC, 8.00%, 7/1/30                                 131,221
           634,806  FHLMC, 5.50%, 12/1/33                                646,645
         5,000,000  FNMA, 5.50%, settlement date
                    9/15/04(8)                                         5,078,124
           700,000  FNMA, 5.00%, settlement date
                    9/20/04(8)                                           713,125
         3,260,000  FNMA, 5.50%, settlement date
                    9/20/04(8)                                         3,375,116
         3,548,700  FNMA, 6.00%, settlement date
                    10/14/04(8)                                        3,662,925
         1,875,000  FNMA, 6.50%, settlement date
                    10/14/04(8)                                        1,964,063
            24,637  FNMA, 6.50%, 4/1/12                                   26,224
           168,764  FNMA, 6.00%, 4/1/14                                  177,732
            81,677  FNMA, 7.50%, 6/1/15                                   86,978
           467,464  FNMA, 5.50%, 12/1/16                                 485,061
             5,148  FNMA, 7.00%, 6/1/26                                    5,517
            39,838  FNMA, 7.50%, 3/1/27                                   42,846
            26,695  FNMA, 7.00%, 1/1/29                                   28,559
           141,175  FNMA, 6.50%, 4/1/29                                  148,807
           103,543  FNMA, 6.50%, 8/1/29                                  109,140
           180,182  FNMA, 6.50%, 12/1/29                                 189,923
            66,607  FNMA, 7.00%, 3/1/30                                   71,211
            26,396  FNMA, 7.00%, 5/1/30                                   28,207
            25,335  FNMA, 8.00%, 7/1/30                                   27,525
            37,509  FNMA, 7.50%, 9/1/30                                   40,296
           215,839  FNMA, 7.00%, 9/1/31                                  230,601
            89,696  FNMA, 6.50%, 1/1/32                                   94,495
           525,586  FNMA, 7.00%, 6/1/32                                  561,399
           139,443  FNMA, 6.50%, 8/1/32                                  146,903
           992,893  FNMA, 6.50%, 11/1/32                               1,046,088
           549,912  FNMA, 5.50%, 6/1/33                                  559,929
           438,096  FNMA, 5.50%, 8/1/33                                  446,076
         3,992,083  FNMA, 5.50%, 1/1/34                                4,064,797
             3,833  GNMA, 8.75%, 3/15/25                                   4,272
             3,404  GNMA, 7.50%, 10/15/25                                  3,686
            82,838  GNMA, 6.00%, 3/15/26                                  86,432
            64,480  GNMA, 7.00%, 12/15/27                                 69,093
            43,833  GNMA, 6.50%, 2/15/28                                  46,390
            78,736  GNMA, 6.50%, 3/15/28                                  83,329
            34,569  GNMA, 7.00%, 8/15/29                                  36,982
            11,620  GNMA, 7.50%, 5/15/30                                  12,542
           222,346  GNMA, 7.00%, 5/15/31                                 237,747
           611,028  GNMA, 5.50%, 11/15/32                                624,203
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            32,357,528
(Cost $32,070,083)                                               ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(7) - 2.2%
           150,000  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $149,599)(3)                           149,813
           650,000  Ameriquest Mortgage Securities
                    Inc., Series 2004 R8, Class A2,
                    VRN, 1.69%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                              650,301
            27,395  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A, 7.14%,
                    11/25/33                                              27,349
           139,515  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                       139,151
            93,808  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired
                    6/24/04, Cost $93,808)(3)                             93,949
            53,641  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A SC,
                    4.55%, 4/25/34                                        53,607
           116,187  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A,
                    4.70%, 7/25/34                                       116,245
            34,180  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2003-1, Class N1, 6.90%,
                    7/26/33                                               34,190
            94,319  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2004 OPT4, Class N1, 4.45%,
                    5/26/34                                               94,319
           107,760  Bayview Financial Acquisition
                    Trust, Series 1998 B, Class M1,
                    VRN, 3.02%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 1.40% with a cap of
                    13.00% (Acquired 6/13/03, Cost
                    $108,190)(3)                                         107,994
           116,536  Bayview Financial Acquisition
                    Trust, Series 2002 DA, Class M1,
                    VRN, 2.46%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.85% with no caps
                    (Acquired 9/19/03,
                    Cost $116,814)(3)                                    117,175
         1,500,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 1.66%, 9/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                      1,501,690
           431,342  Centex Home Equity, Series
                    2004 C, Class AF1, 2.82%, 9/1/04                     431,932
           109,357  Chase Funding Mortgage Loan,
                    Series 2001-1, Class 2M2, VRN,
                    2.55%, 9/25/04, resets monthly
                    off the 1-month LIBOR plus
                    0.93% with no caps                                   109,767
            52,528  CIT RV Trust, Series 1998 A,
                    Class A4 SEQ, 6.09%, 2/15/12                          53,118
            94,274  Countrywide Asset-Backed
                    Certificates, Series 2004 5N,
                    Class N1, 5.50%, 10/25/35                             94,274
            88,208  Finance America Non-
                    Improvement Trust, Series
                    2004-1, Class A, 5.25%, 6/27/34                       87,767
           113,352  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                       113,348
           250,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06                                             255,035
         4,300,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 1.64%, 9/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                      4,303,780
           101,121  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04,
                    Cost $101,121)(3)                                    101,023
           139,098  Household Mortgage Loan Trust,
                    Series 2002 HC1, Class M, VRN,
                    2.25%, 9/20/04, resets monthly
                    off the 1-month LIBOR plus
                    0.65% with no caps                                   139,367
           340,000  Long Beach Mortgage Loan
                    Trust, Series 2001-2, Class M2,
                    VRN, 2.57%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.95% with no caps                              339,946

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            52,255  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired
                    5/18/04, Cost $52,252)(3)                             52,123
            43,616  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                        43,879
            14,511  Morgan Stanley ABS Capital I,
                    Series 2003 NC9N, Class X and
                    P, 7.60%, 7/25/33 (Acquired
                    10/29/03, Cost $14,511)(3)                            14,576
            52,387  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and
                    P, 6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $52,649)(3)                             52,456
           150,615  Novastar Non-Improvement Trust,
                    Series 2004 N2, Classes X, O,
                    and P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $150,615)(3)                           150,615
           200,000  Residential Asset Mortgage
                    Products, Inc., VRN, 2.16%,
                    9/25/04, resets monthly off the
                    1-month LIBOR plus 0.55% with
                    a cap of 14%                                         201,127
           120,000  Residential Asset Securities
                    Corp., Series 2004 KS2, Class
                    MI1, 4.71%, 3/25/34                                  119,087
         2,483,605  Residential Asset Securities
                    Corp., Series 2004 KS7, Class
                    A2B1, VRN, 1.75%, 9/25/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.14% with no caps                      2,485,321
            93,956  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34                                        93,487
           121,623  Sharp SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04,
                    Cost $121,620)(3)                                    121,694
         4,100,000  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 1.68%,
                    10/25/04, resets quarterly off
                    the 3-month LIBOR minus
                    0.01% with no caps                                 4,099,999
         1,550,000  WFS Financial Owner Trust,
                    Series 2004 3, Class A1 SEQ,
                    1.69%, 8/17/05                                     1,550,770
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         18,100,274
(Cost $18,081,899)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 2.1%
         2,100,000  FHLMC, 2.375%, 2/15/07                             2,080,050
           940,000  FHLMC, 3.75%, 8/3/07                                 948,843
         1,000,000  FHLMC, VRN, 1.50%, 10/21/04,
                    resets quarterly off the 3-month
                    LIBOR plus 0.07% with no caps                        998,532
           400,000  FNMA, 3.50%, 9/15/04                                 400,265
         5,900,000  FNMA, 3.75%, 5/17/07                               5,947,252
           500,000  FNMA, 6.625%, 10/15/07                               552,932
         4,550,000  FNMA, 5.75%, 2/15/08                               4,930,016
         1,200,000  FNMA, 3.25%, 8/15/08                               1,194,768
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               17,052,658
(Cost $16,980,357)                                               ---------------

COMMERCIAL PAPER(10) - 2.0%
         1,000,000  American Family Financial
                    Services, Inc., 1.69%, 11/9/04                       996,704
         1,000,000  CDC Commercial Paper Corp.,
                    1.52%, 10/20/04                                      997,716
           500,000  Crown Point Capital Co., 1.20%,
                    10/6/04                                              499,201
         1,000,000  Dexia Delaware LLC, 1.46%,
                    10/1/04                                              998,637
         1,200,000  Dexia Delaware LLC, 1.55%,
                    10/4/04                                            1,198,195
         1,000,000  General Electric Capital Corp.,
                    1.21%, 9/3/04                                        999,871

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
         1,100,000  General Electric Capital Corp.,
                    1.37%, 9/15/04                                     1,099,289
         1,000,000  ING (US) Funding LLC, 1.45%,
                    9/21/04                                              999,089
         1,000,000  Legacy Capital Company LLC,
                    1.34%, 9/2/04                                        999,914
           307,000  Lexington Parker Capital, 1.15%,
                    10/6/04                                              306,509
         1,000,000  Lexington Parker Capital, 1.57%,
                    10/18/04                                             997,816
         1,000,000  Marsh & McLennan Companies
                    Inc., 1.42%, 9/21/04                                 999,089
         1,000,000  Old Line Funding Corp., 1.58%,
                    10/6/04                                              998,401
         1,000,000  Rio Tinto America Inc., 1.51%,
                    9/3/04                                               999,871
         1,000,000  Societe Generale, 1.39%, 9/7/04                      999,699
         1,000,000  Thunder Bay Funding Inc.,
                    1.55%, 9/15/04                                       999,354
         1,000,000  Windmill Funding Corp.,
                    1.46%, 9/30/04                                       998,683
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                16,088,038
(Cost $16,089,879)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(7) - 1.0%
         5,880,830  Banc of America Commercial
                    Mortgage Inc. STRIPS -
                    INTEREST, Series 2004-1, Class
                    XP, VRN, 0.99%, 9/1/04                               191,533
         2,200,000  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    1.77%, 9/15/04 (Acquired
                    8/19/04, Cost $2,200,000)(3)                       2,200,000
         5,043,499  Commercial Mortgage
                    Acceptance Corp. STRIPS -
                    INTEREST, Series 1998 C2,
                    Class X, VRN, 1.17%, 9/1/04                          202,280
         1,125,000  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2004 HTL1, Class A1, VRN,
                    1.84%, 9/15/04, resets monthly
                    off the 1-month LIBOR plus
                    0.24% with no caps (Acquired
                    7/14/04, Cost $1,125,000)(3)                       1,125,669
           239,228  First Union National Bank
                    Commercial Mortgage, Series
                    2001 C3, Class A1 SEQ, 5.20%,
                    8/15/33                                              244,856
           439,967  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 2.02%, 9/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                              440,840
           319,052  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        326,251
         1,300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                1,293,396
           247,089  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             254,432
            19,663  Morgan Stanley Capital I, Series
                    1998 WF1, Class A1 SEQ, 6.25%,
                    3/15/30                                               19,840
            46,097  Nationslink Funding Corp., Series
                    1998-2, Class A1 SEQ, 6.00%,
                    8/20/30                                               47,516
           900,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                        898,934
         1,300,000  Washington Mutual, Series 2004
                    AR9, Class A7, 4.28%, 9/25/04                      1,308,704
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                              8,554,251
(Cost $8,499,679)                                                ---------------

MUNICIPAL SECURITIES - 0.2%
           400,000  Broward County Housing Finance
                    Auth. Rev., Series 2003 B,
                    (Sanctuary Cove), VRDN, 1.74%,
                    9/2/04 (FNMA)                                        400,000
           450,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        424,854
           360,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 1.60%, 9/1/04
                    (LOC: Keybank N.A.)                                  360,000

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           400,000  Utah Housing Corp. Rev., Series
                    2004 B, (Tanglewood), VRDN,
                    1.65%, 9/1/04
                    (LOC: Citibank N.A.)                                 400,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             1,584,854
(Cost $1,614,763)                                                ---------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS - 0.2%
           100,000  FICO STRIPS - COUPON, 1.45%,
                    10/6/04(4)                                            99,830
         1,316,685  TR, 1.28%, 11/15/04(4)                             1,312,019
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                             1,411,849
(Cost $1,413,146)                                                ---------------

CERTIFICATES OF DEPOSIT - 0.1%
         1,000,000  Canadian Imperial Bank of
                    Commerce New York, 1.59%,
                    10/15/04 (Acquired 6/14/04,
                    Cost $1,000,000)(3)                                  999,884
                                                                 ---------------
(Cost $1,000,000)

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
           550,000  Province of Ontario, 3.50%,
                    9/17/07                                              555,834
                                                                 ---------------
(Cost $548,116)

TEMPORARY CASH INVESTMENTS - 3.2%
Repurchase Agreement, State Street Corp.,
(collateralized by various U.S. Treasury
obligations, 1.88% - 4.38%, 9/30/04 -
8/15/12, valued at $27,260,129), in a joint
trading account at 1.50%, dated 8/31/04,
due 9/1/04 (Delivery value $26,601,108)(9)                            26,600,000
                                                                 ---------------
(Cost $26,600,000)

TOTAL INVESTMENT SECURITIES - 102.0%                                 839,819,233
                                                                 ---------------
(Cost $784,615,084)
OTHER ASSETS AND LIABILITIES - (2.0)%                               (16,102,456)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $823,716,777
                                                                 ===============

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
Contracts to Sell           Settlement Date         Value      Unrealized Gain
--------------------------------------------------------------------------------
11,018,073 ZAR for USD          10/1/04          $1,650,237         $51,615
                                             ===================================
(Value on Settlement Date $1,701,852)
*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
ORD = Foreign Ordinary Share
REIT = Real Estate Investment Trust
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TR = Treasury Receipts
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.
USD = United States Dollar
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective August 31, 2004.
ZAR = South African Rand
(1) Category is less than 0.05% of total investment securities.
(2) Non-income producing.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at August 31, 2004, was
    $21,221,408, which represented 2.6% of net assets.
(4) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.
(6) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective August 31, 2004.
(7) Final maturity indicated, unless otherwise noted.
(8) Forward commitment.
(9) Security, or a portion thereof, has been segregated for forward commitments.
(10) The rate indicated is the yield to maturity at purchase.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
1. FEDERAL TAX INFORMATION
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                    $796,027,250
                                                                 ---------------
Gross tax appreciation of investments                              $ 59,216,697
Gross tax depreciation of investments                               (15,424,714)
                                                                 ---------------
Net tax appreciation of investments                                $ 43,791,983
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
Newton Fund
August 31, 2004
[american century logo and text logo]

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (Unaudited)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.2%
AEROSPACE & DEFENSE - 1.4%
             2,700  Mercury Computer
                    Systems Inc.(1)                                $      72,954
                                                                 ---------------
BIOTECHNOLOGY - 2.4%
             2,400  Genzyme Corp.(1)                                     129,600
                                                                 ---------------
COMMERCIAL BANKS - 10.9%
             4,700  Allied Irish Banks plc ADR                           147,862
             5,900  Mid-State Bancshares                                 143,960
             4,700  Provident Bankshares Corp.                           148,850
             2,700  United Security Bancshares                            71,550
             1,275  Zions Bancorporation                                  79,407
                                                                 ---------------
                                                                         591,629
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 10.5%
             1,400  Block (H & R), Inc.                                   67,564
             3,431  Deluxe Corp.                                         146,572
            27,100  PRG-Schultz International Inc.(1)                    153,657
            13,600  TeleTech Holdings Inc.(1)                            112,064
             5,800  United Rentals Inc.(1)                                85,202
                                                                 ---------------
                                                                         565,059
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.6%
            15,100  Hyundai Engineering &
                    Construction Co., Ltd. ORD(1)                        139,001
                                                                 ---------------
CONSUMER FINANCE - 2.9%
             7,100  World Acceptance Corp.(1)                            158,543
                                                                 ---------------
CONTAINERS & PACKAGING - 1.2%
             9,700  Graphic Packaging Corp.(1)                            62,565
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.8%
             5,000  BellSouth Corp.                                      133,800
             3,900  CenturyTel Inc.                                      125,541
                                                                 ---------------
                                                                         259,341
                                                                 ---------------
ELECTRIC UTILITIES - 3.8%
            12,400  Enersis SA ADR                                        82,088
             4,000  Southern Co.                                         121,400
                                                                 ---------------
                                                                         203,488
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.8%
             6,665  Lone Star Technologies, Inc.(1)                      204,749

                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (Unaudited)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
GAS UTILITIES - 1.5%
             2,300  NICOR Inc.                                            82,455
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
             6,000  SurModics Inc.(1)                                    143,520
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.5%
            13,250  Orbis SA ORD                                          83,385
             6,500  Origin Toshu Co. Ltd. ORD                            104,338
                                                                 ---------------
                                                                         187,723
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.6%
            18,000  Hutchison Whampoa Ltd. ORD                           141,346
                                                                 ---------------
IT SERVICES - 1.5%
             6,000  Information Services
                    International-Dentsu Ltd. ORD                         78,261
                                                                 ---------------
MEDIA - 5.7%
             7,000  Catalina Marketing Corp.(1)                          157,500
             4,200  SBS Broadcasting SA(1)                               147,000
                                                                 ---------------
                                                                         304,500
                                                                 ---------------
METALS & MINING - 2.5%
             1,600  Impala Platinum
                    Holdings Limited ORD                                 134,475
                                                                 ---------------
MULTILINE RETAIL - 5.3%
             3,341  J.C. Penney Co. Inc.
                    Holding Company                                      128,027
             9,200  ShopKo Stores, Inc.(1)                               155,664
                                                                 ---------------
                                                                         283,691
                                                                 ---------------
OIL & GAS - 2.9%
            19,300  El Paso Corp.                                        157,874
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.9%
            12,317  Glatfelter                                           156,180
                                                                 ---------------
PHARMACEUTICALS - 2.9%
             9,225  First Horizon Pharmaceutical
                    Corporation(1)                                       155,349
                                                                 ---------------
REAL ESTATE - 1.5%
            17,000  Henderson Land ORD                                    83,038
                                                                 ---------------
ROAD & RAIL - 5.0%
             5,600  Canadian Pacific Railway Ltd.                        142,520

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (Unaudited)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
             7,100  Swift Transportation Co. Inc.(1)                     129,078
                                                                 ---------------
                                                                         271,598
                                                                 ---------------
SOFTWARE - 2.0%
            18,000  Sorun Corp. ORD                                      107,155
                                                                 ---------------
SPECIALTY RETAIL - 5.7%
            11,300  Culture Convenience
                    Club Co. Ltd. ORD                                    138,581
            28,900  Wilsons The Leather Experts(1)                       170,510
                                                                 ---------------
                                                                         309,091
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.7%
             5,700  Washington Federal, Inc.                             146,832
                                                                 ---------------
TOTAL COMMON STOCKS                                                    5,130,017
  (Cost $4,771,590)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.7%
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Treasury obligations,
3.88%, 4/15/29, valued at $204,524), in a joint
trading account at 1.53%, dated 8/31/04,
due 9/1/04 (Delivery value $200,009)                                     200,000
(Cost $200,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 98.9%                                    5,330,017
(Cost $4,971,590)                                                ---------------

OTHER ASSETS AND LIABILITIES - 1.1%                                       58,460
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                             $5,388,477
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share

(1) Non-income producing.

NEWTON - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. Federal Tax Information
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                  $   4,971,590
                                               ---------------
Gross tax appreciation of investments            $     432,511
Gross tax depreciation of investments                 (74,084)
                                               ---------------
Net tax appreciation of investments              $     358,427
                                               ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
             -----------------------------------------------------

By:    /s/ William M. Lyons
       ----------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  October 25, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       ----------------------------------------
       Name:    William M. Lyons
       Title:   President
               (principal executive officer)

Date:  October 25, 2004

By:    /s/ Maryanne L. Roepke
       ---------------------------------------
       Name:    Maryanne L. Roepke
       Title:   Sr. Vice President, Treasurer, and
                Chief Accounting Officer
                (principal financial officer)

Date:   October 25, 2004